UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2014

Core Plus - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)		Value ($)
CORPORATE BONDS — 38.3%
AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 4.75%, 7/15/20		200,000	219,330
Lockheed Martin Corp., 7.65%, 5/1/16		50,000	56,404
Lockheed Martin Corp., 4.25%, 11/15/19		110,000	121,510
United Technologies Corp., 6.125%, 2/1/19		80,000	94,613
United Technologies Corp., 6.05%, 6/1/36		95,000	120,871
United Technologies Corp., 5.70%, 4/15/40		60,000	73,804
			686,532
AUTOMOBILES — 0.5%
American Honda Finance Corp., 1.50%, 9/11/17(1)		100,000	100,616
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		80,000	82,694
Ford Motor Co., 4.75%, 1/15/43		50,000	50,658
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	127,808
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	317,331
			679,107
BANKS — 4.0%
Bank of America Corp., 6.50%, 8/1/16		60,000	66,531
Bank of America Corp., 5.75%, 12/1/17		230,000	259,907
Bank of America Corp., 5.625%, 7/1/20		350,000	403,104
Bank of America N.A., 5.30%, 3/15/17		300,000	330,115
Bank of America N.A., 6.00%, 10/15/36		250,000	303,759
Bank of Nova Scotia, 2.55%, 1/12/17		180,000	186,885
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	375,352
BB&T Corp., MTN, 3.20%, 3/15/16		$55,000	57,220
Capital One Financial Corp., 2.15%, 3/23/15		130,000	131,598
Capital One Financial Corp., 1.00%, 11/6/15		100,000	100,302
Citigroup, Inc., 5.50%, 2/15/17		170,000	187,050
Citigroup, Inc., 1.75%, 5/1/18		350,000	347,964
Citigroup, Inc., 4.05%, 7/30/22		80,000	82,060
Citigroup, Inc., 3.875%, 10/25/23		140,000	143,595
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		250,000	254,478
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	100,000	150,404
Fifth Third Bancorp, 4.30%, 1/16/24		$80,000	83,486
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	115,390
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	100,000	202,381
ING Bank NV, 2.00%, 9/25/15(1)		$200,000	203,270
JPMorgan Chase & Co., 6.00%, 1/15/18		210,000	240,579
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	253,821
PNC Funding Corp., 4.375%, 8/11/20		50,000	54,633
Regions Bank, 7.50%, 5/15/18		250,000	297,522
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		150,000	164,528
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	200,000	291,792
SunTrust Banks, Inc., 3.60%, 4/15/16		$33,000	34,609

Toronto-Dominion Bank (The), MTN, 2.50%, 7/14/16		80,000	82,889
U.S. Bancorp, 3.44%, 2/1/16		90,000	93,765
U.S. Bancorp, MTN, 2.95%, 7/15/22		70,000	69,022
Wells Fargo & Co., 5.625%, 12/11/17		100,000	113,858
Wells Fargo & Co., MTN, 4.60%, 4/1/21		130,000	144,808
			5,826,677
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14		100,000	101,806
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		200,000	231,143
Pernod-Ricard SA, 2.95%, 1/15/17(1)		190,000	197,681
			530,630
BIOTECHNOLOGY — 0.4%
Amgen, Inc., 5.85%, 6/1/17		90,000	101,572
Amgen, Inc., 4.10%, 6/15/21		120,000	129,260
Amgen, Inc., 5.375%, 5/15/43		120,000	132,693
Celgene Corp., 3.25%, 8/15/22		100,000	99,904
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	109,922
			573,351
CAPITAL MARKETS — 0.5%
Ameriprise Financial, Inc., 5.30%, 3/15/20		100,000	114,575
Ameriprise Financial, Inc., 4.00%, 10/15/23		100,000	105,569
Jefferies Group, Inc., 5.125%, 4/13/18		80,000	87,792
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	200,000	431,399
			739,335
CHEMICALS — 0.9%
Ashland, Inc., 3.00%, 3/15/16		$280,000	287,000
Eastman Chemical Co., 2.40%, 6/1/17		190,000	195,720
Ecolab, Inc., 3.00%, 12/8/16		90,000	94,175
Ecolab, Inc., 4.35%, 12/8/21		170,000	186,628
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		275,000	286,688
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	225,806
Mosaic Co. (The), 4.25%, 11/15/23		80,000	84,569
			1,360,586
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Covanta Holding Corp., 5.875%, 3/1/24		250,000	259,687
Pitney Bowes, Inc., 4.625%, 3/15/24		100,000	103,576
Republic Services, Inc., 3.55%, 6/1/22		190,000	196,654
Waste Management, Inc., 4.75%, 6/30/20		70,000	78,353
			638,270
COMMUNICATIONS EQUIPMENT — 0.4%
Apple, Inc., 2.85%, 5/6/21		90,000	90,889
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		190,000	193,612
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		160,000	160,833
Crown Castle International Corp., 5.25%, 1/15/23		200,000	209,500
			654,834

CONSTRUCTION MATERIALS — 0.2%
Covanta Holding Corp., 7.25%, 12/1/20		200,000	219,500
Owens Corning, 4.20%, 12/15/22		140,000	143,934
			363,434
CONSUMER FINANCE — 0.7%
CIT Group, Inc., 5.00%, 5/15/17		300,000	320,437
Equifax, Inc., 3.30%, 12/15/22		170,000	166,697
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(1)		260,000	268,450
PNC Bank N.A., 6.00%, 12/7/17		200,000	229,220
			984,804
CONTAINERS AND PACKAGING — 0.4%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)		290,000	306,218
Ball Corp., 6.75%, 9/15/20		150,000	160,688
Rock-Tenn Co., 3.50%, 3/1/20		100,000	103,016
			569,922
DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17		50,000	49,238
Catholic Health Initiatives, 2.95%, 11/1/22		100,000	96,277
Johns Hopkins University, 4.08%, 7/1/53		55,000	54,324
			199,839
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Ally Financial, Inc., 8.30%, 2/12/15		270,000	281,812
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	100,000	178,052
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	200,000	423,667
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$200,000	196,274
General Electric Capital Corp., MTN, 5.625%, 9/15/17		50,000	56,634
General Electric Capital Corp., MTN, 4.65%, 10/17/21		250,000	278,319
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		310,000	319,648
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		230,000	266,448
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		100,000	102,022
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		160,000	192,089
HSBC Holdings plc, 4.00%, 3/30/22		60,000	63,910
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	200,000	330,632
Morgan Stanley, 5.00%, 11/24/25		$260,000	278,104
Morgan Stanley, MTN, 5.625%, 9/23/19		460,000	529,625
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	336,254
UBS AG, 7.625%, 8/17/22		$400,000	482,165
			4,315,655
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc., 3.875%, 8/15/21		180,000	191,706
AT&T, Inc., 2.625%, 12/1/22		70,000	67,160
AT&T, Inc., 6.55%, 2/15/39		70,000	86,919
AT&T, Inc., 4.30%, 12/15/42		60,000	57,013
AT&T, Inc., 4.80%, 6/15/44		50,000	51,319
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		100,000	109,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		110,000	112,908
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		200,000	237,344

Orange SA, 4.125%, 9/14/21	100,000	107,511
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	34,575
Telecom Italia Capital SA, 6.00%, 9/30/34	70,000	70,525
Telefonica Emisiones SAU, 5.88%, 7/15/19	80,000	92,840
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	113,661
Verizon Communications, Inc., 4.50%, 9/15/20	90,000	99,116
Verizon Communications, Inc., 5.15%, 9/15/23	240,000	268,937
Verizon Communications, Inc., 6.40%, 9/15/33	330,000	404,887
Verizon Communications, Inc., 5.05%, 3/15/34	150,000	160,369
Verizon Communications, Inc., 7.35%, 4/1/39	110,000	147,108
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	60,677
Verizon Communications, Inc., 6.55%, 9/15/43	140,000	176,536
Virgin Media Finance plc, 8.375%, 10/15/19	134,000	142,040
Windstream Corp., 7.875%, 11/1/17	275,000	317,969
		3,110,620
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	2,000	2,335
ELECTRICAL EQUIPMENT†
Belden, Inc., 5.25%, 7/15/24(1)	50,000	50,625
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	193,163
ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	70,000	72,878
Ensco plc, 4.70%, 3/15/21	130,000	141,767
Transocean, Inc., 5.05%, 12/15/16	50,000	54,343
Transocean, Inc., 6.50%, 11/15/20	80,000	92,631
Transocean, Inc., 6.375%, 12/15/21	60,000	69,485
		431,104
FOOD AND STAPLES RETAILING — 0.4%
Delhaize Group SA, 4.125%, 4/10/19	100,000	105,109
Dollar General Corp., 4.125%, 7/15/17	100,000	107,103
Kroger Co. (The), 6.40%, 8/15/17	100,000	114,627
Wal-Mart Stores, Inc., 5.875%, 4/5/27	95,000	117,735
Wal-Mart Stores, Inc., 4.30%, 4/22/44	50,000	50,616
Walgreen Co., 3.10%, 9/15/22	110,000	108,208
		603,398
FOOD PRODUCTS — 0.4%
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	117,850
Mondelez International, Inc., 6.50%, 2/9/40	63,000	80,828
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	109,575
Tyson Foods, Inc., 4.50%, 6/15/22	230,000	241,477
		549,730
GAS UTILITIES — 2.5%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	300,000	322,500
El Paso Corp., 7.25%, 6/1/18	120,000	137,250
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	209,052
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	160,000	188,190

Enable Midstream Partners LP, 3.90%, 5/15/24(1)	80,000	79,945
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	69,992
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	78,255
Enbridge, Inc., 4.50%, 6/10/44	60,000	59,355
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	208,800
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	39,684
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	167,523
Enterprise Products Operating LLC, 5.10%, 2/15/45	70,000	74,884
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	114,230
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	67,437
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	100,000	102,264
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	153,639
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	202,212
Magellan Midstream Partners LP, 5.15%, 10/15/43	30,000	32,942
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	200,000	218,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	100,000	108,500
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	160,000	165,429
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	227,179
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	119,850
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	125,212
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	50,602
Williams Partners LP, 4.125%, 11/15/20	280,000	298,907
		3,621,833
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Biomet, Inc., 6.50%, 8/1/20	100,000	108,250
Mallinckrodt International Finance SA, 3.50%, 4/15/18	150,000	150,000
		258,250
HEALTH CARE PROVIDERS AND SERVICES — 1.4%
Aetna, Inc., 2.75%, 11/15/22	60,000	58,038
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	282,000	296,452
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	280,000	300,300
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	200,000	201,625
Express Scripts Holding Co., 2.65%, 2/15/17	200,000	207,884
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	122,688
HCA, Inc., 3.75%, 3/15/19	160,000	161,800
HCA, Inc., 7.69%, 6/15/25	50,000	56,625
NYU Hospitals Center, 4.43%, 7/1/42	100,000	94,069
Tenet Healthcare Corp., 6.25%, 11/1/18	280,000	311,850
UnitedHealth Group, Inc., 4.25%, 3/15/43	100,000	97,947
WellPoint, Inc., 3.125%, 5/15/22	110,000	109,973
WellPoint, Inc., 3.30%, 1/15/23	80,000	80,010
		2,099,261
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	54,750
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	155,878
		210,628

HOUSEHOLD DURABLES — 0.9%
D.R. Horton, Inc., 3.625%, 2/15/18	280,000	287,700
Lennar Corp., 4.75%, 12/15/17	300,000	318,750
MDC Holdings, Inc., 5.50%, 1/15/24	100,000	104,389
Toll Brothers Finance Corp., 4.00%, 12/31/18	250,000	258,125
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	104,175
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	200,000	206,500
		1,279,639
HOUSEHOLD PRODUCTS — 0.3%
Jarden Corp., 6.125%, 11/15/22	150,000	159,563
Spectrum Brands, Inc., 6.75%, 3/15/20	250,000	268,750
		428,313
INDUSTRIAL CONGLOMERATES — 0.4%
Bombardier, Inc., 7.50%, 3/15/18(1)	265,000	300,113
General Electric Co., 5.25%, 12/6/17	220,000	248,369
General Electric Co., 4.125%, 10/9/42	100,000	98,989
		647,471
INSURANCE — 1.6%
Allstate Corp. (The), VRN, 5.75%, 8/15/23	120,000	129,112
American International Group, Inc., MTN, 5.85%, 1/16/18	122,000	139,371
American International Group, Inc., VRN, 8.18%, 5/15/38	60,000	82,950
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	130,000	143,319
Berkshire Hathaway, Inc., 4.50%, 2/11/43	40,000	41,335
Genworth Holdings, Inc., 7.20%, 2/15/21	50,000	60,991
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	110,000	120,807
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	60,000	72,752
International Lease Finance Corp., 8.75%, 3/15/17	50,000	58,219
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	120,453
Lincoln National Corp., 6.25%, 2/15/20	160,000	190,179
Markel Corp., 4.90%, 7/1/22	212,000	232,569
Markel Corp., 3.625%, 3/30/23	50,000	49,949
MetLife, Inc., 1.76%, 12/15/17	110,000	111,198
MetLife, Inc., 4.125%, 8/13/42	110,000	107,294
Prudential Financial, Inc., 5.625%, 5/12/41	90,000	105,202
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	126,265
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	52,819
Voya Financial, Inc., 5.50%, 7/15/22	150,000	172,000
Voya Financial, Inc., 5.70%, 7/15/43	90,000	105,676
Voya Financial, Inc., VRN, 5.65%, 5/15/23	100,000	102,250
WR Berkley Corp., 4.625%, 3/15/22	100,000	107,545
		2,432,255
INTERNET SOFTWARE AND SERVICES — 0.1%
Netflix, Inc., 5.375%, 2/1/21	90,000	94,725
IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	147,340
Xerox Corp., 2.95%, 3/15/17	90,000	93,995
		241,335

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	52,012
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	62,833
		114,845
MACHINERY — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	258,750
MEDIA — 1.8%
21st Century Fox America, Inc., 6.90%, 8/15/39	220,000	288,313
CBS Corp., 4.85%, 7/1/42	90,000	89,508
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	102,000
Comcast Corp., 6.40%, 5/15/38	80,000	102,566
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	110,000	116,893
Discovery Communications LLC, 5.625%, 8/15/19	200,000	229,253
DISH DBS Corp., 7.125%, 2/1/16	260,000	281,775
DISH DBS Corp., 4.625%, 7/15/17	110,000	117,013
Embarq Corp., 8.00%, 6/1/36	30,000	32,925
Gannett Co., Inc., 5.125%, 7/15/20(1)	130,000	134,062
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	206,192
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	187,795
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	60,000	60,750
Qwest Corp., 7.50%, 10/1/14	80,000	81,358
SBA Telecommunications, Inc., 8.25%, 8/15/19	65,000	68,218
Time Warner Cable, Inc., 5.50%, 9/1/41	40,000	44,838
Time Warner Cable, Inc., 4.50%, 9/15/42	120,000	117,070
Time Warner, Inc., 5.375%, 10/15/41	200,000	217,825
Viacom, Inc., 4.50%, 3/1/21	140,000	152,959
Viacom, Inc., 3.125%, 6/15/22	50,000	49,744
		2,681,057
METALS AND MINING — 1.1%
ArcelorMittal, 5.75%, 8/5/20	75,000	80,906
Barrick Gold Corp., 4.10%, 5/1/23	160,000	159,544
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	83,791
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	20,759
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	50,000	51,463
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	290,000	300,331
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	140,405
Newmont Mining Corp., 6.25%, 10/1/39	40,000	42,114
Southern Copper Corp., 5.25%, 11/8/42	70,000	64,658
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	107,500
Teck Resources Ltd., 3.15%, 1/15/17	70,000	72,981
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	191,991
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	258,929
Vale SA, 5.625%, 9/11/42	20,000	19,694
		1,595,066
MULTI-UTILITIES — 2.8%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	110,633
CMS Energy Corp., 4.25%, 9/30/15	50,000	52,097

Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	105,154
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	146,696
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,111
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	203,728
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	140,779
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	127,110
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	100,000	108,550
DPL, Inc., 6.50%, 10/15/16	230,000	248,975
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	50,000	60,647
Duke Energy Corp., 1.625%, 8/15/17	180,000	181,687
Duke Energy Corp., 3.55%, 9/15/21	80,000	83,735
Duke Energy Florida, Inc., 6.35%, 9/15/37	70,000	93,351
Edison International, 3.75%, 9/15/17	100,000	106,764
Exelon Generation Co. LLC, 5.20%, 10/1/19	110,000	124,115
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	86,852
FirstEnergy Corp., 2.75%, 3/15/18	90,000	91,146
FirstEnergy Corp., 4.25%, 3/15/23	130,000	129,636
GenOn Energy, Inc., 7.875%, 6/15/17	300,000	320,250
Georgia Power Co., 4.30%, 3/15/42	70,000	70,381
Ipalco Enterprises, Inc., 5.00%, 5/1/18	100,000	107,250
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	88,263
Nisource Finance Corp., 4.45%, 12/1/21	60,000	64,654
Nisource Finance Corp., 5.65%, 2/1/45	80,000	90,263
NRG Energy, Inc., 7.625%, 1/15/18	270,000	309,825
PacifiCorp, 6.00%, 1/15/39	110,000	139,229
Progress Energy, Inc., 3.15%, 4/1/22	80,000	80,336
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	33,089
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	71,861
Sempra Energy, 6.50%, 6/1/16	88,000	97,270
Sempra Energy, 2.875%, 10/1/22	130,000	127,621
Southern Power Co., 5.15%, 9/15/41	40,000	44,450
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	153,045
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	64,719
		4,114,272
MULTILINE RETAIL — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	42,368
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	150,000	156,751
Target Corp., 4.00%, 7/1/42	80,000	75,667
		274,786
OIL, GAS AND CONSUMABLE FUELS — 2.8%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	340,000	249,050
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	102,202
Apache Corp., 4.75%, 4/15/43	40,000	42,010
BP Capital Markets plc, 4.50%, 10/1/20	80,000	88,622
Chesapeake Energy Corp., 4.875%, 4/15/22	140,000	145,075
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	250,000	270,000
Cimarex Energy Co., 4.375%, 6/1/24	100,000	102,250

CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	71,876
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	150,903
Devon Energy Corp., 5.60%, 7/15/41	50,000	57,989
EOG Resources, Inc., 5.625%, 6/1/19	60,000	69,861
Hess Corp., 6.00%, 1/15/40	40,000	48,320
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	62,679
Newfield Exploration Co., 6.875%, 2/1/20	120,000	127,800
Noble Energy, Inc., 4.15%, 12/15/21	220,000	236,803
Peabody Energy Corp., 7.375%, 11/1/16	260,000	286,975
Peabody Energy Corp., 6.00%, 11/15/18	100,000	104,750
Peabody Energy Corp., 6.50%, 9/15/20	5,000	5,063
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	118,250
Petro-Canada, 6.80%, 5/15/38	110,000	145,877
Petrobras Global Finance BV, 5.625%, 5/20/43	70,000	63,700
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	180,000	192,834
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	220,000	230,391
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	120,645
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	216,860
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	81,725
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	83,680
Phillips 66, 4.30%, 4/1/22	60,000	64,800
Plains Exploration & Production Co., 6.875%, 2/15/23	58,000	68,150
Shell International Finance BV, 2.375%, 8/21/22	160,000	154,309
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	150,000	160,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	87,400
Talisman Energy, Inc., 7.75%, 6/1/19	105,000	130,185
		4,141,534
PAPER AND FOREST PRODUCTS — 0.4%
Domtar Corp., 4.40%, 4/1/22	190,000	195,831
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	300,459
International Paper Co., 6.00%, 11/15/41	70,000	82,649
		578,939
PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21	300,000	319,500
PHARMACEUTICALS — 0.3%
Actavis, Inc., 1.875%, 10/1/17	110,000	111,050
Actavis, Inc., 3.25%, 10/1/22	100,000	98,302
Actavis, Inc., 4.625%, 10/1/42	70,000	69,007
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	83,031
Merck & Co., Inc., 3.60%, 9/15/42	30,000	26,944
Roche Holdings, Inc., 7.00%, 3/1/39(1)	10,000	14,243
		402,577
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
American Tower Corp., 4.70%, 3/15/22	200,000	214,695
Boston Properties LP, 5.00%, 6/1/15	150,000	156,014
DDR Corp., 4.75%, 4/15/18	240,000	261,397
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	72,008

Essex Portfolio LP, 3.625%, 8/15/22	170,000	171,705
Essex Portfolio LP, 3.375%, 1/15/23(1)	60,000	59,240
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,877
HCP, Inc., 3.75%, 2/1/16	250,000	261,383
Health Care REIT, Inc., 2.25%, 3/15/18	70,000	71,128
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	60,267
Hospitality Properties Trust, 4.65%, 3/15/24	180,000	188,875
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	190,303
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	99,235
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	107,659
Senior Housing Properties Trust, 4.75%, 5/1/24	200,000	204,708
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	115,000	139,378
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	70,000	72,273
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	80,000	87,798
		2,466,943
ROAD AND RAIL — 0.7%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	127,000	133,315
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	107,662
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	119,588
CSX Corp., 4.25%, 6/1/21	150,000	163,838
CSX Corp., 3.70%, 11/1/23	140,000	144,381
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	125,703
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	133,448
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	82,263
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	51,224
		1,061,422
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	300,000	306,375
SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	220,000	245,754
Oracle Corp., 5.75%, 4/15/18	100,000	115,161
		360,915
SPECIALTY RETAIL — 0.6%
Hertz Corp. (The), 6.75%, 4/15/19	300,000	319,500
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	213,489
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	100,000	102,625
United Rentals North America, Inc., 5.75%, 7/15/18	290,000	308,125
		943,739
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.5%
Dell, Inc., 2.30%, 9/10/15	295,000	298,407
Dell, Inc., 3.10%, 4/1/16	155,000	158,875
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	107,127
Seagate HDD Cayman, 4.75%, 6/1/23(1)	170,000	172,125
		736,534
TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	269,000	292,201
L Brands, Inc., 6.90%, 7/15/17	250,000	285,000

PVH Corp., 4.50%, 12/15/22	140,000	138,600
		715,801
TOBACCO — 0.2%
Altria Group, Inc., 2.85%, 8/9/22	190,000	183,592
Philip Morris International, Inc., 4.125%, 5/17/21	120,000	130,373
		313,965
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32	10,000	13,878
America Movil SAB de CV, 5.00%, 3/30/20	100,000	111,367
America Movil SAB de CV, 3.125%, 7/16/22	110,000	108,515
Sprint Communications, 6.00%, 12/1/16	285,000	311,006
Vodafone Group plc, 5.625%, 2/27/17	140,000	155,868
		700,634
TOTAL CORPORATE BONDS (Cost $54,117,490)		56,465,315
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 30.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.2%
FHLMC, VRN, 1.76%, 7/15/14	237,238	240,745
FHLMC, VRN, 1.84%, 7/15/14	444,254	451,725
FHLMC, VRN, 1.97%, 7/15/14	274,574	281,011
FHLMC, VRN, 1.98%, 7/15/14	277,650	283,409
FHLMC, VRN, 2.08%, 7/15/14	758,497	765,262
FHLMC, VRN, 2.36%, 7/15/14	588,270	588,779
FHLMC, VRN, 2.57%, 7/15/14	171,942	179,448
FHLMC, VRN, 2.87%, 7/15/14	326,241	335,642
FHLMC, VRN, 3.24%, 7/15/14	132,537	141,686
FHLMC, VRN, 3.29%, 7/15/14	379,935	400,204
FHLMC, VRN, 3.80%, 7/15/14	433,101	456,012
FHLMC, VRN, 4.05%, 7/15/14	211,638	223,775
FHLMC, VRN, 5.21%, 7/15/14	266,347	279,150
FHLMC, VRN, 5.37%, 7/15/14	117,774	125,967
FHLMC, VRN, 5.78%, 7/15/14	419,003	446,351
FHLMC, VRN, 5.95%, 7/15/14	379,809	402,509
FHLMC, VRN, 6.12%, 7/15/14	181,212	193,918
FNMA, VRN, 1.94%, 7/25/14	185,034	197,851
FNMA, VRN, 2.70%, 7/25/14	561,502	574,082
FNMA, VRN, 3.36%, 7/25/14	128,739	138,316
FNMA, VRN, 3.77%, 7/25/14	352,384	371,792
FNMA, VRN, 3.92%, 7/25/14	279,437	294,846
FNMA, VRN, 5.30%, 7/25/14	256,567	276,187
		7,648,667
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 25.4%
FHLMC, 4.50%, 6/1/21	44,837	47,645
FHLMC, 5.50%, 1/1/38	27,931	31,162
FHLMC, 5.50%, 4/1/38	144,581	161,305
FHLMC, 4.00%, 4/1/41	1,285,951	1,367,599
FHLMC, 6.50%, 7/1/47	2,219	2,420
FNMA, 3.00%, 7/14/14(3)	1,500,000	1,480,781

FNMA, 4.00%, 7/14/14(3)	3,450,000	3,659,156
FNMA, 4.50%, 7/14/14(3)	500,000	541,318
FNMA, 5.00%, 7/14/14(3)	2,000,000	2,220,313
FNMA, 5.50%, 7/14/14(3)	1,250,000	1,398,633
FNMA, 5.00%, 7/1/20	95,319	102,929
FNMA, 6.625%, 11/15/30	1,270,000	1,792,719
FNMA, 5.00%, 7/1/31	1,021,854	1,147,024
FNMA, 4.50%, 10/1/33	513,949	558,269
FNMA, 5.00%, 11/1/33	1,053,608	1,176,187
FNMA, 6.00%, 12/1/33	723,423	820,653
FNMA, 5.50%, 4/1/34	268,743	301,977
FNMA, 5.50%, 4/1/34	825,834	927,931
FNMA, 5.00%, 8/1/34	134,881	150,231
FNMA, 5.50%, 8/1/34	283,764	318,890
FNMA, 5.00%, 4/1/35	680,687	757,638
FNMA, 5.00%, 8/1/35	48,991	54,493
FNMA, 4.50%, 9/1/35	58,690	63,564
FNMA, 5.50%, 7/1/36	47,830	53,482
FNMA, 5.50%, 12/1/36	90,294	101,054
FNMA, 6.00%, 7/1/37	191,323	215,363
FNMA, 6.00%, 8/1/37	141,321	159,577
FNMA, 6.50%, 8/1/37	22,016	24,362
FNMA, 6.00%, 9/1/37	195,589	220,676
FNMA, 6.00%, 11/1/37	220,045	247,900
FNMA, 5.00%, 3/1/38	310,617	345,043
FNMA, 6.50%, 9/1/38	287,461	324,307
FNMA, 5.50%, 1/1/39	382,159	427,317
FNMA, 5.00%, 2/1/39	671,336	752,994
FNMA, 4.50%, 4/1/39	191,140	209,483
FNMA, 4.50%, 5/1/39	467,434	514,338
FNMA, 6.50%, 5/1/39	10,852	12,240
FNMA, 4.50%, 6/1/39	1,106,201	1,208,928
FNMA, 4.50%, 10/1/39	736,551	806,997
FNMA, 4.00%, 10/1/40	697,856	743,564
FNMA, 4.50%, 11/1/40	665,296	727,329
FNMA, 4.00%, 8/1/41	989,240	1,052,690
FNMA, 4.50%, 9/1/41	683,874	741,741
FNMA, 3.50%, 5/1/42	807,706	832,046
FNMA, 3.50%, 6/1/42	899,918	927,368
FNMA, 3.50%, 9/1/42	868,434	894,604
FNMA, 6.50%, 8/1/47	4,241	4,658
FNMA, 6.50%, 8/1/47	3,549	3,893
FNMA, 6.50%, 9/1/47	11,918	13,064
FNMA, 6.50%, 9/1/47	448	491
FNMA, 6.50%, 9/1/47	1,618	1,775
FNMA, 6.50%, 9/1/47	2,349	2,575
FNMA, 6.50%, 9/1/47	628	688

GNMA, 5.50%, 12/15/32		251,338	283,136
GNMA, 6.00%, 9/20/38		100,235	114,167
GNMA, 5.50%, 12/20/38		246,613	275,706
GNMA, 4.50%, 6/15/39		1,123,543	1,228,122
GNMA, 4.50%, 1/15/40		696,862	761,743
GNMA, 4.50%, 4/15/40		737,071	805,697
GNMA, 4.00%, 11/20/40		1,627,553	1,745,158
GNMA, 3.50%, 6/20/42		1,593,796	1,661,918
			37,529,031
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $44,261,729)			45,177,698
SOVEREIGN GOVERNMENTS AND AGENCIES — 10.2%
BELGIUM — 4.1%
Belgium Government Bond, 4.25%, 9/28/22	EUR	3,585,000	6,042,563
BRAZIL — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21		$190,000	208,050
CHILE — 0.2%
Chile Government International Bond, 3.25%, 9/14/21		120,000	124,260
Chile Government International Bond, 3.625%, 10/30/42		100,000	88,250
			212,510
COLOMBIA — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	354,915
ITALY — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		80,000	102,619
MEXICO — 0.3%
Mexico Government International Bond, 5.625%, 1/15/17		30,000	33,375
Mexico Government International Bond, MTN, 5.95%, 3/19/19		250,000	291,750
Mexico Government International Bond, MTN, 4.75%, 3/8/44		130,000	133,250
			458,375
NORWAY — 2.0%
Norway Government Bond, 3.75%, 5/25/21	NOK	16,000,000	2,892,763
PERU — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		$150,000	168,750
PHILIPPINES — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		200,000	212,750
Philippine Government International Bond, 6.375%, 10/23/34		100,000	126,250
			339,000
POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		60,000	67,650
Poland Government International Bond, 3.00%, 3/17/23		100,000	97,400
			165,050
SOUTH AFRICA — 0.1%
South Africa Government International Bond, 4.67%, 1/17/24		100,000	102,375
SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		110,000	116,734
Korea Development Bank (The), 3.25%, 3/9/16		100,000	103,869
Korea Development Bank (The), 4.00%, 9/9/16		70,000	74,457
			295,060

SWEDEN — 1.4%
Sweden Government Bond, 3.50%, 6/1/22	SEK	12,000,000	2,064,949
TURKEY — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	185,150
UNITED KINGDOM — 0.9%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	655,000	1,348,962
URUGUAY — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	70,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,433,705)			15,011,091
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 8.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		150,791	119,616
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34		327,134	339,145
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		72,160	74,137
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		384,810	404,282
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37		352,848	329,480
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.63%, 7/1/14		219,415	221,513
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 7/1/14		460,192	464,498
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 7/1/14		148,643	149,417
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 7/1/14		300,388	300,085
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34		304,509	322,503
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		4,946	4,878
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35		24,892	24,629
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 7/1/14		52,489	52,655
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.14%, 7/1/14		236,253	233,714
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/14		416,961	421,771
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.59%, 7/1/14		217,755	220,781
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/14		776,217	747,687
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 7/1/14		94,551	96,120
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 7/1/14		247,166	253,167
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46		400,000	396,346
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/14		154,567	156,285
Wells Fargo Mortgage Backed Securities 2006-AR16 Trust, Series 2006-AR16, Class A1, VRN, 2.67%, 7/1/14		244,577	230,717
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34		139,029	148,842
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.79%, 7/1/14		193,697	195,903
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36		153,017	148,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20		46,735	47,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36		552,145	586,381

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	578,701	574,335
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	143,727	141,560
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/14	185,918	173,126
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	180,043	180,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	432,800	433,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	536,229	550,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	162,170	168,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	242,609	252,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	429,546	442,313
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	38,810	40,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 7/1/14	184,777	186,754
		9,834,495
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
FHLMC, Series 2684, Class FP, VRN, 0.65%, 7/15/14	209,183	210,067
FHLMC, Series 3397, Class GF, VRN, 0.65%, 7/15/14	253,839	255,485
FNMA, Series 2006-43, Class FM, VRN, 0.45%, 7/25/14	87,649	87,545
FNMA, Series 2007-36, Class FB, VRN, 0.55%, 7/25/14	413,650	415,619
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	975,000	975,417
		1,944,133
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,525,524)		11,778,628
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 6.2%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/14	200,000	210,813
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	450,000	447,541
COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class B, VRN, 4.87%, 7/1/14	325,000	355,503
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 7/15/14(1)	400,000	400,944
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/14	300,000	302,695
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/14	664,000	675,494
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	645,640	659,851
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	894,079	912,722
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(1)	400,000	423,101
GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class C, VRN, 4.27%, 7/1/14(1)	300,000	316,169
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/14(1)	350,000	349,873
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	150,000	161,435
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	300,000	325,317
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	73,144	75,669
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/14	75,000	76,198
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	159,027	160,178
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/14	700,000	729,260
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/14	576,000	608,213

Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	588,586	594,344
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 4.08%, 7/1/14(1)	350,000	360,962
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,063,887	1,066,877
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,253,814)		9,213,159
MUNICIPAL SECURITIES — 3.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	65,000	75,336
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	150,000	203,319
California GO, (Building Bonds), 6.65%, 3/1/22	40,000	49,950
California GO, (Building Bonds), 7.55%, 4/1/39	130,000	194,096
California GO, (Building Bonds), 7.30%, 10/1/39	10,000	14,131
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	38,007
Illinois GO, 5.88%, 3/1/19	55,000	61,580
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	220,000	221,241
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	28,824
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	45,000	49,019
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	10,000	12,421
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	50,000	60,772
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	80,000	107,751
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	50,000	68,161
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33	50,000	58,683
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	40,000	56,199
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	88,855
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	50,186
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	65,000	76,067
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	83,420
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	1,470,000	651,592
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	1,200,000	531,960
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	615,000	438,034
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,195,000	841,770
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	475,000	322,881
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	213,188
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	180,774
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	96,868
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	64,556
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	62,002
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	119,159
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	106,275
TOTAL MUNICIPAL SECURITIES (Cost $5,599,045)		5,227,077

ASSET-BACKED SECURITIES(2) — 3.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	230,000	231,954
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 7/16/14	480,000	477,324
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	430,036	430,083
CNH Equipment Trust 2014-B, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	550,000	550,045
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	250,000	250,068
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.70%, 7/10/14(1)	450,000	451,113
Hilton Grand Vacations Trust 2013-A, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	138,929	140,856
Hilton Grand Vacations Trust 2014-A, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	475,000	475,506
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	725,000	725,267
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	375,887
MVW Owner Trust 2013-1, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	364,931	368,365
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	100,000	101,500
TOTAL ASSET-BACKED SECURITIES (Cost $4,571,350)		4,577,968
U.S. TREASURY SECURITIES — 3.1%
U.S. Treasury Notes, 0.50%, 10/15/14(4)	2,500,000	2,503,370
U.S. Treasury Notes, 0.75%, 6/30/17	1,500,000	1,493,965
U.S. Treasury Notes, 2.375%, 7/31/17	500,000	522,012
TOTAL U.S. TREASURY SECURITIES (Cost $4,496,153)		4,519,347
TEMPORARY CASH INVESTMENTS — 2.6%
BNP Paribas Finance, Inc., 0.03%, 7/1/14(5)	3,867,000	3,866,989
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $2,157), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $2,114)		2,114
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $863), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $846)		846
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $1,725), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $1,691)		1,691
SSgA U.S. Government Money Market Fund, Class N	2,830	2,830
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,874,480)		3,874,470
TOTAL INVESTMENT SECURITIES — 105.6% (Cost $152,133,290)		155,844,753
OTHER ASSETS AND LIABILITIES(6) — (5.6)%		(8,266,211)
TOTAL NET ASSETS — 100.0%		$147,578,542

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	260,000	USD	238,996	Barclays Bank plc	9/4/14	5,060
AUD	700,000	USD	651,977	JPMorgan Chase Bank N.A.	9/4/14	5,099
USD	618,618	AUD	660,000	Barclays Bank plc	9/4/14	(910)
BRL	849,186	USD	365,226	Barclays Bank plc	9/4/14	12,219
CAD	1,051,073	USD	960,000	Deutsche Bank	9/4/14	23,486
CAD	471,473	USD	439,503	JPMorgan Chase Bank N.A.	9/4/14	1,652
CAD	537,155	USD	500,000	Westpac Group	9/4/14	2,614
USD	1,342,022	CAD	1,467,265	Barclays Bank plc	9/4/14	(30,893)
USD	500,000	CAD	546,872	Barclays Bank plc	9/4/14	(11,706)
CHF	196,180	USD	220,000	JPMorgan Chase Bank N.A.	9/4/14	1,341
USD	942,430	CHF	843,472	Barclays Bank plc	9/4/14	(9,222)
CLP	12,525,709	USD	22,577	Barclays Bank plc	9/4/14	(78)
CLP	143,728,000	USD	260,000	Barclays Bank plc	9/4/14	(1,835)
COP	1,755,549,552	USD	918,655	Barclays Bank plc	9/4/14	12,836
USD	640,000	CZK	12,964,512	JPMorgan Chase Bank N.A.	9/4/14	(7,248)
EUR	301,095	USD	409,130	Barclays Bank plc	9/4/14	3,259
EUR	280,000	USD	381,351	Deutsche Bank	9/4/14	2,146
EUR	280,000	USD	381,831	JPMorgan Chase Bank N.A.	9/4/14	1,666
USD	842,772	EUR	620,000	JPMorgan Chase Bank N.A.	9/4/14	(6,399)
USD	516,347	EUR	380,000	JPMorgan Chase Bank N.A.	9/4/14	(4,112)
USD	8,852,967	EUR	6,498,258	UBS AG	9/4/14	(47,244)
GBP	197,578	USD	336,002	Barclays Bank plc	9/4/14	1,961
USD	2,521,358	GBP	1,506,579	Deutsche Bank	9/4/14	(55,688)
USD	203,244	GBP	120,000	UBS AG	9/4/14	(2,019)
HUF	65,891,709	USD	292,910	Deutsche Bank	9/4/14	(2,283)
USD	11,944	IDR	142,699,986	Westpac Group	9/4/14	17
ILS	202,814	USD	58,198	JPMorgan Chase Bank N.A.	9/4/14	881
USD	440,000	ILS	1,521,376	JPMorgan Chase Bank N.A.	9/4/14	(3,174)
INR	15,340,000	USD	255,072	JPMorgan Chase Bank N.A.	9/4/14	(2,253)
INR	53,865,917	USD	895,675	JPMorgan Chase Bank N.A.	9/4/14	(7,912)
USD	900,000	INR	54,801,000	JPMorgan Chase Bank N.A.	9/4/14	(3,175)
JPY	26,564,504	USD	260,000	Deutsche Bank	9/4/14	2,343
JPY	30,369,510	USD	300,000	JPMorgan Chase Bank N.A.	9/4/14	(80)
USD	1,241,787	JPY	127,459,527	Barclays Bank plc	9/4/14	(16,965)
USD	920,000	JPY	94,308,160	Deutsche Bank	9/4/14	(11,360)
KRW	894,804,352	USD	870,517	Westpac Group	9/4/14	11,684
KRW	716,590,000	USD	700,000	Westpac Group	9/4/14	6,496
MXN	10,650,650	USD	817,084	Deutsche Bank	9/4/14	304
USD	800,000	MXN	10,445,841	Barclays Bank plc	9/4/14	(1,670)
USD	480,000	MXN	6,317,522	Deutsche Bank	9/4/14	(4,841)
USD	260,000	MXN	3,389,716	JPMorgan Chase Bank N.A.	9/4/14	(145)
MYR	3,954,621	USD	1,217,368	Westpac Group	9/4/14	11,505
USD	341,999	MYR	1,110,984	Westpac Group	9/4/14	(3,232)
USD	700,000	NOK	4,321,631	Deutsche Bank	9/4/14	(2,864)

USD	2,309,854	NOK	13,905,770	JPMorgan Chase Bank N.A.	9/4/14	48,239
NZD	400,000	USD	333,838	HSBC Holdings plc	9/4/14	14,307
PEN	3,001,620	USD	1,070,287	Barclays Bank plc	9/4/14	(4,856)
USD	740,000	PEN	2,093,090	Barclays Bank plc	9/4/14	(2,946)
PHP	25,247,400	USD	580,000	Westpac Group	9/4/14	(1,392)
USD	70,686	PHP	3,106,636	Westpac Group	9/4/14	(511)
PLN	1,908,761	USD	625,460	Barclays Bank plc	9/4/14	537
USD	1,140,000	PLN	3,496,152	Barclays Bank plc	9/4/14	(6,599)
USD	200,000	PLN	614,824	Barclays Bank plc	9/4/14	(1,638)
RUB	26,048,720	USD	727,750	JPMorgan Chase Bank N.A.	9/4/14	29,166
USD	680,375	RUB	24,352,999	JPMorgan Chase Bank N.A.	9/4/14	(27,267)
SEK	2,632,282	USD	391,996	Barclays Bank plc	9/4/14	1,701
SEK	2,691,010	USD	400,000	UBS AG	9/4/14	2,481
USD	2,405,793	SEK	16,090,764	Barclays Bank plc	9/4/14	(820)
USD	500,000	SEK	3,384,643	Deutsche Bank	9/4/14	(6,224)
THB	14,289,505	USD	436,354	Westpac Group	9/4/14	2,668
TRY	1,661,278	USD	780,000	Deutsche Bank	9/4/14	(6,155)
USD	460,000	TRY	1,004,488	Barclays Bank plc	9/4/14	(7,904)
USD	882,818	TWD	26,537,500	Westpac Group	9/4/14	(7,340)
ZAR	6,612,633	USD	605,766	Deutsche Bank	9/4/14	9,477
USD	300,000	ZAR	3,256,899	Barclays Bank plc	9/4/14	(3,024)
						(98,839)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
62	U.S. Treasury 10-Year Notes	September 2014	7,760,656	25,907
6	U.S. Treasury Ultra Long Bonds	September 2014	899,625	6,496
			8,660,281	32,403

Notes to Schedule of Investments
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $7,750,838, which represented 5.3% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $230,310.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	56,465,315	—
U.S. Government Agency Mortgage-Backed Securities	—	45,177,698	—
Sovereign Governments and Agencies	—	15,011,091	—
Collateralized Mortgage Obligations	—	11,778,628	—
Commercial Mortgage-Backed Securities	—	9,213,159	—
Municipal Securities	—	5,227,077	—
Asset-Backed Securities	—	4,577,968	—
U.S. Treasury Securities	—	4,519,347	—
Temporary Cash Investments	2,830	3,871,640	—
	2,830	155,841,923	—
Other Financial Instruments
Futures Contracts	32,403	—	—
Forward Foreign Currency Exchange Contracts	—	215,145	—
	32,403	215,145	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(313,984)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$152,153,519
Gross tax appreciation of investments	$5,215,624
Gross tax depreciation of investments	(1,524,390)
Net tax appreciation (depreciation) of investments	$3,691,234

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2014

Diversified Bond - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)		Value ($)
CORPORATE BONDS — 31.0%
AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20		3,140,000	3,443,484
L-3 Communications Corp., 3.95%, 5/28/24		500,000	504,554
Lockheed Martin Corp., 7.65%, 5/1/16		1,700,000	1,917,733
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,198,234
United Technologies Corp., 6.125%, 2/1/19		2,660,000	3,145,875
United Technologies Corp., 6.05%, 6/1/36		1,027,000	1,306,675
United Technologies Corp., 4.50%, 6/1/42		2,010,000	2,109,863
			14,626,418
AUTO COMPONENTS — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		3,100,000	3,107,750
Tenneco, Inc., 6.875%, 12/15/20		1,300,000	1,421,875
			4,529,625
AUTOMOBILES — 0.5%
American Honda Finance Corp., 1.50%, 9/11/17(1)		1,530,000	1,539,428
Daimler Finance North America LLC, 1.30%, 7/31/15(1)		3,000,000	3,025,002
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		3,000,000	3,101,040
Ford Motor Co., 4.75%, 1/15/43		1,440,000	1,458,949
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		3,010,000	3,185,206
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		1,210,000	1,347,104
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,473,276
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,310,000	3,890,240
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		2,200,000	2,277,000
			24,297,245
BANKS — 4.3%
Bank of America Corp., 3.75%, 7/12/16		7,620,000	8,019,242
Bank of America Corp., 6.50%, 8/1/16		6,910,000	7,662,153
Bank of America Corp., 5.75%, 12/1/17		6,390,000	7,220,904
Bank of America Corp., 5.625%, 7/1/20		5,080,000	5,850,768
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,772,923
Bank of America Corp., MTN, 4.00%, 4/1/24		1,300,000	1,330,727
Bank of America Corp., MTN, 5.00%, 1/21/44		1,000,000	1,063,244
Bank of America N.A., 5.30%, 3/15/17		8,840,000	9,727,394
Bank of America N.A., 6.00%, 10/15/36		2,580,000	3,134,788
Bank of Nova Scotia, 2.55%, 1/12/17		3,300,000	3,426,215
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,929,984
Barclays Bank plc, 3.75%, 5/15/24		1,600,000	1,612,021
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	8,893,959
BB&T Corp., MTN, 3.20%, 3/15/16		$1,040,000	1,081,977
BB&T Corp., MTN, 2.05%, 6/19/18		1,000,000	1,011,820
BPCE SA, 5.15%, 7/21/24(1)		3,080,000	3,256,127

Capital One Financial Corp., 2.15%, 3/23/15		2,910,000	2,945,770
Capital One Financial Corp., 1.00%, 11/6/15		2,140,000	2,146,469
Citigroup, Inc., 4.45%, 1/10/17		4,880,000	5,262,070
Citigroup, Inc., 5.50%, 2/15/17		4,112,000	4,524,409
Citigroup, Inc., 1.75%, 5/1/18		6,850,000	6,810,153
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	6,008,345
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,702,742
Citigroup, Inc., 3.875%, 10/25/23		2,740,000	2,810,366
Citigroup, Inc., 6.68%, 9/13/43		2,010,000	2,507,222
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	900,000	1,407,439
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$4,280,000	4,539,154
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		1,270,000	1,292,746
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	2,200,000	3,308,887
HBOS plc, MTN, 6.75%, 5/21/18(1)		$2,160,000	2,492,422
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	4,351,200
ING Bank NV, 2.00%, 9/25/15(1)		$2,040,000	2,073,354
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		1,980,000	2,006,178
JPMorgan Chase & Co., 6.00%, 1/15/18		1,948,000	2,231,658
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,393,926
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,534,739
JPMorgan Chase & Co., 3.625%, 5/13/24		4,820,000	4,846,428
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		8,185,000	8,958,622
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,245,455
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		2,480,000	2,915,047
PNC Funding Corp., 4.375%, 8/11/20		1,720,000	1,879,377
Regions Bank, 7.50%, 5/15/18		2,300,000	2,737,205
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		3,280,000	3,597,678
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		2,570,000	2,715,570
Standard Chartered plc, 3.95%, 1/11/23(1)		2,500,000	2,490,050
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	4,500,000	6,565,329
SunTrust Banks, Inc., 3.60%, 4/15/16		$1,141,000	1,196,631
U.S. Bancorp, 3.44%, 2/1/16		2,760,000	2,875,470
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,325,306
U.S. Bancorp, MTN, 2.95%, 7/15/22		1,310,000	1,291,687
Wells Fargo & Co., 3.68%, 6/15/16		3,300,000	3,483,889
Wells Fargo & Co., 5.625%, 12/11/17		550,000	626,217
Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,257,253
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,788,638
Wells Fargo & Co., MTN, 4.60%, 4/1/21		2,100,000	2,339,207
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	2,888,022
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16		1,800,000	1,948,430
			197,315,006
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		5,416,000	6,696,841
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		3,000,000	3,467,151
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		3,340,000	3,204,613
Pernod-Ricard SA, 2.95%, 1/15/17(1)		3,870,000	4,026,452
SABMiller Holdings, Inc., 3.75%, 1/15/22(1)		2,925,000	3,032,266
			20,427,323

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17		1,060,000	1,087,030
Amgen, Inc., 5.85%, 6/1/17		2,560,000	2,889,152
Amgen, Inc., 4.10%, 6/15/21		2,310,000	2,488,251
Amgen, Inc., 5.375%, 5/15/43		3,170,000	3,505,319
Celgene Corp., 3.25%, 8/15/22		1,540,000	1,538,525
Gilead Sciences, Inc., 4.40%, 12/1/21		3,170,000	3,484,512
Gilead Sciences, Inc., 3.70%, 4/1/24		800,000	822,705
			15,815,494
CAPITAL MARKETS — 0.6%
Ameriprise Financial, Inc., 5.30%, 3/15/20		1,900,000	2,176,921
Ameriprise Financial, Inc., 4.00%, 10/15/23		1,410,000	1,488,521
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		8,977,000	10,355,921
Jefferies Group, Inc., 5.125%, 4/13/18		2,860,000	3,138,550
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	4,400,000	9,490,787
			26,650,700
CHEMICALS — 0.6%
Ashland, Inc., 4.75%, 8/15/22		$2,980,000	3,009,800
Dow Chemical Co. (The), 2.50%, 2/15/16		2,020,000	2,076,839
Dow Chemical Co. (The), 4.25%, 11/15/20		2,200,000	2,397,868
Eastman Chemical Co., 2.40%, 6/1/17		1,830,000	1,885,088
Eastman Chemical Co., 3.60%, 8/15/22		1,910,000	1,960,999
Ecolab, Inc., 3.00%, 12/8/16		2,340,000	2,448,562
Ecolab, Inc., 4.35%, 12/8/21		3,104,000	3,407,605
LyondellBasell Industries NV, 5.00%, 4/15/19		3,470,000	3,917,738
Mosaic Co. (The), 4.25%, 11/15/23		2,010,000	2,124,795
Mosaic Co. (The), 5.625%, 11/15/43		1,610,000	1,838,472
			25,067,766
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Clean Harbors, Inc., 5.25%, 8/1/20		2,555,000	2,647,619
Covanta Holding Corp., 5.875%, 3/1/24		2,200,000	2,285,250
Pitney Bowes, Inc., 4.625%, 3/15/24		3,090,000	3,200,489
Republic Services, Inc., 3.55%, 6/1/22		4,170,000	4,316,029
Waste Management, Inc., 2.60%, 9/1/16		3,400,000	3,519,279
Waste Management, Inc., 4.75%, 6/30/20		1,120,000	1,253,657
			17,222,323
COMMUNICATIONS EQUIPMENT — 0.2%
Apple, Inc., 2.85%, 5/6/21		2,520,000	2,544,882
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		3,870,000	3,943,573
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		3,010,000	3,025,670
Crown Castle International Corp., 5.25%, 1/15/23		1,050,000	1,099,875
			10,614,000
CONSTRUCTION MATERIALS — 0.1%
Owens Corning, 4.20%, 12/15/22		2,830,000	2,909,529
CONSUMER FINANCE — 0.9%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		5,240,000	6,005,936
Capital One Bank USA N.A., 2.30%, 6/5/19		3,370,000	3,387,972

Capital One Bank USA N.A., 3.375%, 2/15/23		2,150,000	2,130,386
CIT Group, Inc., 4.25%, 8/15/17		6,690,000	6,995,231
CIT Group, Inc., 5.00%, 8/15/22		1,320,000	1,371,150
Discover Bank, 2.00%, 2/21/18		5,031,000	5,064,809
Equifax, Inc., 3.30%, 12/15/22		2,420,000	2,372,980
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(1)		6,830,000	7,051,975
HSBC Bank USA N.A., 5.875%, 11/1/34		1,760,000	2,115,349
PNC Bank N.A., 6.00%, 12/7/17		3,215,000	3,684,708
PNC Bank N.A., 3.80%, 7/25/23		1,100,000	1,140,856
			41,321,352
CONTAINERS AND PACKAGING — 0.3%
Ball Corp., 6.75%, 9/15/20		1,960,000	2,099,650
Ball Corp., 4.00%, 11/15/23		2,580,000	2,470,350
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,260,000	2,429,500
Rock-Tenn Co., 3.50%, 3/1/20		2,010,000	2,070,616
Rock-Tenn Co., 4.00%, 3/1/23		3,410,000	3,503,669
			12,573,785
DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17		1,065,000	1,048,779
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,329,896
Johns Hopkins University, 4.08%, 7/1/53		1,030,000	1,017,338
			4,396,013
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,663,250
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	3,350,000	5,964,753
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	9,426,597
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$1,390,000	1,364,104
General Electric Capital Corp., MTN, 5.625%, 9/15/17		5,480,000	6,207,119
General Electric Capital Corp., MTN, 6.00%, 8/7/19		13,350,000	15,829,122
General Electric Capital Corp., MTN, 4.65%, 10/17/21		4,180,000	4,653,494
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		3,280,000	3,336,291
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		9,430,000	9,723,490
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		4,820,000	5,583,826
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		2,750,000	2,805,605
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		3,570,000	4,285,978
Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44(2)		1,240,000	1,233,949
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		7,120,000	8,074,087
HSBC Holdings plc, 4.00%, 3/30/22		170,000	181,077
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	4,500,000	7,439,215
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		$2,200,000	2,230,250
Morgan Stanley, 5.75%, 1/25/21		840,000	976,731
Morgan Stanley, 5.00%, 11/24/25		6,090,000	6,514,041
Morgan Stanley, MTN, 6.625%, 4/1/18		9,070,000	10,610,376
Morgan Stanley, MTN, 5.625%, 9/23/19		9,980,000	11,490,553
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	4,300,000	7,229,464
UBS AG (Stamford Branch), 5.875%, 12/20/17		$2,247,000	2,568,033
			132,391,405

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,365,507
AT&T, Inc., 6.55%, 2/15/39	4,053,000	5,032,622
AT&T, Inc., 4.30%, 12/15/42	3,620,000	3,439,760
AT&T, Inc., 4.80%, 6/15/44	1,700,000	1,744,834
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,901,848
CenturyLink, Inc., 6.00%, 4/1/17	300,000	332,625
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	3,300,000	3,613,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	2,220,000	2,278,683
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,800,000	4,509,544
Frontier Communications Corp., 8.25%, 4/15/17	2,310,000	2,694,037
Orange SA, 4.125%, 9/14/21	2,200,000	2,365,233
Orange SA, 5.50%, 2/6/44	670,000	749,847
Telecom Italia Capital SA, 7.00%, 6/4/18	3,440,000	3,964,600
Telecom Italia Capital SA, 6.00%, 9/30/34	1,700,000	1,712,750
Telecom Italia SpA, 5.30%, 5/30/24(1)	1,200,000	1,207,500
Telefonica Emisiones SAU, 5.88%, 7/15/19	2,690,000	3,121,753
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,410,000	3,875,830
Verizon Communications, Inc., 3.65%, 9/14/18	4,000,000	4,275,476
Verizon Communications, Inc., 5.15%, 9/15/23	5,470,000	6,129,534
Verizon Communications, Inc., 6.40%, 9/15/33	4,210,000	5,165,380
Verizon Communications, Inc., 5.05%, 3/15/34	3,930,000	4,201,657
Verizon Communications, Inc., 7.35%, 4/1/39	2,600,000	3,477,092
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	1,911,338
Verizon Communications, Inc., 6.55%, 9/15/43	3,540,000	4,463,834
Windstream Corp., 7.875%, 11/1/17	1,110,000	1,283,438
		81,818,222
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	33,000	38,528
ELECTRICAL EQUIPMENT†
Belden, Inc., 5.25%, 7/15/24(1)	1,610,000	1,630,125
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	3,958,695
Jabil Circuit, Inc., 5.625%, 12/15/20	690,000	753,825
		4,712,520
ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc, 3.25%, 3/15/16	2,580,000	2,686,072
Ensco plc, 4.70%, 3/15/21	3,067,000	3,344,603
Schlumberger Investment SA, 3.65%, 12/1/23	2,290,000	2,384,817
Transocean, Inc., 5.05%, 12/15/16	150,000	163,028
Transocean, Inc., 2.50%, 10/15/17	2,150,000	2,196,919
Transocean, Inc., 6.50%, 11/15/20	2,190,000	2,535,786
Transocean, Inc., 6.375%, 12/15/21	1,030,000	1,192,829
Weatherford International Ltd., 4.50%, 4/15/22	2,000,000	2,128,936
		16,632,990

FOOD AND STAPLES RETAILING — 0.5%
Delhaize Group SA, 4.125%, 4/10/19	2,380,000	2,501,606
Delhaize Group SA, 5.70%, 10/1/40	1,240,000	1,325,161
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,292,532
Kroger Co. (The), 3.30%, 1/15/21	2,650,000	2,715,980
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,410,320
Wal-Mart Stores, Inc., 5.875%, 4/5/27	1,060,000	1,313,678
Wal-Mart Stores, Inc., 5.00%, 10/25/40	1,150,000	1,284,582
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,440,000	2,470,053
Walgreen Co., 1.80%, 9/15/17	1,240,000	1,253,050
Walgreen Co., 3.10%, 9/15/22	3,790,000	3,728,261
		21,295,223
FOOD PRODUCTS — 0.3%
Kellogg Co., 4.45%, 5/30/16	1,000,000	1,066,450
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,000,000	1,071,362
Mondelez International, Inc., 4.00%, 2/1/24	2,070,000	2,147,060
Mondelez International, Inc., 6.50%, 2/9/40	2,085,000	2,675,011
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,827,045
Tyson Foods, Inc., 4.50%, 6/15/22	4,170,000	4,378,092
		14,165,020
GAS UTILITIES — 1.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	3,200,000	3,440,000
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,535,188
El Paso Corp., 7.25%, 6/1/18	2,540,000	2,905,125
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	3,951,985
Enable Midstream Partners LP, 3.90%, 5/15/24(1)	2,230,000	2,228,472
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,881,319
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,129,112
Enbridge, Inc., 4.50%, 6/10/44	1,630,000	1,612,469
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,459,200
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,783,589
Energy Transfer Partners LP, 3.60%, 2/1/23	1,530,000	1,517,898
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	2,249,591
Enterprise Products Operating LLC, 6.30%, 9/15/17	1,525,000	1,761,540
Enterprise Products Operating LLC, 5.10%, 2/15/45	2,720,000	2,909,780
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,855,762
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,630,052
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	3,851,000	3,938,206
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	3,864,607
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,103,723
Magellan Midstream Partners LP, 5.15%, 10/15/43	670,000	735,706
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,200,000	1,308,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	1,190,000	1,291,150
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	3,560,000	3,649,000
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,174,165
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	4,573,218
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	3,040,000	3,036,200

Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,589,235
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,220,000	1,234,677
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,273,303
		74,622,272
HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,489,648
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	2,200,000	2,312,750
Express Scripts Holding Co., 2.65%, 2/15/17	3,000,000	3,118,260
Express Scripts Holding Co., 7.25%, 6/15/19	4,040,000	4,956,579
HCA, Inc., 3.75%, 3/15/19	5,510,000	5,571,988
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,050,713
UnitedHealth Group, Inc., 2.875%, 3/15/23	2,460,000	2,416,497
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,770,000	1,733,653
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,631,625
WellPoint, Inc., 3.125%, 5/15/22	2,120,000	2,119,481
		30,401,194
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	3,630,000	3,829,650
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,431,691
		6,261,341
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18	3,770,000	3,873,675
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,176,550
Lennar Corp., 4.75%, 12/15/17	3,030,000	3,219,375
Lennar Corp., 4.50%, 6/15/19	3,200,000	3,284,000
MDC Holdings, Inc., 5.50%, 1/15/24	2,000,000	2,087,776
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	3,032,650
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	730,000	753,725
		18,427,751
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(1)	750,000	772,500
General Electric Co., 5.25%, 12/6/17	4,251,000	4,799,162
General Electric Co., 4.125%, 10/9/42	2,140,000	2,118,373
		7,690,035
INSURANCE — 1.4%
Allstate Corp. (The), VRN, 5.75%, 8/15/23	1,000,000	1,075,930
American International Group, Inc., 6.40%, 12/15/20	5,270,000	6,369,686
American International Group, Inc., 4.875%, 6/1/22	3,310,000	3,690,246
American International Group, Inc., MTN, 5.85%, 1/16/18	1,455,000	1,662,173
American International Group, Inc., VRN, 8.18%, 5/15/38	1,230,000	1,700,475
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	3,053,792
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	2,043,688
Berkshire Hathaway, Inc., 4.50%, 2/11/43	2,460,000	2,542,090
Genworth Holdings, Inc., 7.20%, 2/15/21	1,680,000	2,049,308
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	2,070,000	2,273,378
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	1,190,000	1,442,913
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	440,000	481,814

Lincoln National Corp., 6.25%, 2/15/20	4,240,000	5,039,740
Markel Corp., 4.90%, 7/1/22	4,070,000	4,464,888
Markel Corp., 3.625%, 3/30/23	1,000,000	998,978
MetLife, Inc., 1.76%, 12/15/17	2,250,000	2,274,500
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,087,356
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,851,153
Prudential Financial, Inc., 5.625%, 5/12/41	1,640,000	1,917,007
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,147,869
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,496,545
Travelers Cos., Inc. (The), 4.60%, 8/1/43	2,050,000	2,166,938
Voya Financial, Inc., 5.50%, 7/15/22	3,250,000	3,726,658
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,935,455
Voya Financial, Inc., VRN, 5.65%, 5/15/23	700,000	715,750
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,634,843
		62,843,173
INTERNET SOFTWARE AND SERVICES — 0.1%
Netflix, Inc., 5.375%, 2/1/21	2,160,000	2,273,400
Netflix, Inc., 5.75%, 3/1/24(1)	640,000	672,000
		2,945,400
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,652,126
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,300,000	1,280,775
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,744,130
		5,677,031
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,071,447
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,440,000	1,508,003
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	500,000	556,147
		3,135,597
MACHINERY — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,212,450
MEDIA — 1.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	1,070,000	1,054,778
21st Century Fox America, Inc., 6.90%, 8/15/39	3,110,000	4,075,696
CBS Corp., 4.85%, 7/1/42	1,240,000	1,233,227
Comcast Corp., 5.90%, 3/15/16	5,857,000	6,378,542
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,089,822
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,340,000	2,614,854
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	2,810,000	2,986,086
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,212,978
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,559,638
DISH DBS Corp., 4.625%, 7/15/17	2,300,000	2,446,625
Embarq Corp., 8.00%, 6/1/36	830,000	910,925
Gannett Co., Inc., 5.125%, 7/15/20(1)	4,040,000	4,166,250
Grupo Televisa SAB, 5.00%, 5/13/45	1,000,000	1,006,990
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,328,175
Lamar Media Corp., 5.375%, 1/15/24(1)	2,630,000	2,735,200

NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,524,776
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,114,659
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,360,000	1,377,000
Qwest Corp., 7.50%, 10/1/14	800,000	813,578
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,797,000	1,885,952
Time Warner Cable, Inc., 6.75%, 7/1/18	1,830,000	2,167,139
Time Warner Cable, Inc., 5.50%, 9/1/41	1,020,000	1,143,375
Time Warner Cable, Inc., 4.50%, 9/15/42	2,200,000	2,146,285
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,671,285
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,810,611
Time Warner, Inc., 5.375%, 10/15/41	1,120,000	1,219,822
Time Warner, Inc., 5.35%, 12/15/43	1,750,000	1,907,889
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,731,403
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,681,357
		78,994,917
METALS AND MINING — 0.7%
ArcelorMittal, 5.75%, 8/5/20	1,110,000	1,197,413
Barrick Gold Corp., 4.10%, 5/1/23	1,810,000	1,804,845
Barrick North America Finance LLC, 4.40%, 5/30/21	3,640,000	3,812,470
Barrick North America Finance LLC, 5.75%, 5/1/43	1,010,000	1,048,305
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	2,560,000	2,764,890
Newmont Mining Corp., 6.25%, 10/1/39	1,090,000	1,147,617
Southern Copper Corp., 5.25%, 11/8/42	1,290,000	1,191,547
Steel Dynamics, Inc., 6.125%, 8/15/19	2,590,000	2,829,575
Steel Dynamics, Inc., 7.625%, 3/15/20	1,910,000	2,053,250
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,731,588
Vale Overseas Ltd., 5.625%, 9/15/19	4,180,000	4,720,725
Vale Overseas Ltd., 4.625%, 9/15/20	3,010,000	3,247,399
Vale SA, 5.625%, 9/11/42	580,000	571,126
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,005,887
		30,126,637
MULTI-UTILITIES — 1.9%
Calpine Corp., 7.875%, 7/31/20(1)	3,200,000	3,488,000
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,260,753
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,367,873
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,940,572
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	3,046,766
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,052,321
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	5,103,224
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,652,433
Dominion Resources, Inc., 4.90%, 8/1/41	3,320,000	3,493,878
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	1,910,000	2,073,305
DPL, Inc., 6.50%, 10/15/16	3,520,000	3,810,400
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	1,300,000	1,576,821
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,139,869
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,811,417
Duke Energy Florida, Inc., 6.35%, 9/15/37	1,307,000	1,742,994

Edison International, 3.75%, 9/15/17	2,920,000	3,117,515
Exelon Generation Co. LLC, 5.20%, 10/1/19	3,000,000	3,384,957
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,639,341
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,992,056
FirstEnergy Corp., 4.25%, 3/15/23	2,730,000	2,722,345
Florida Power Corp., 3.85%, 11/15/42	2,670,000	2,543,076
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,598,651
Ipalco Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,228,225
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	1,430,000	1,460,133
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	3,387,082
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,724,115
Nisource Finance Corp., 5.65%, 2/1/45	1,760,000	1,985,787
PacifiCorp, 6.00%, 1/15/39	2,340,000	2,961,771
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,753,657
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,701,293
Public Service Company of Colorado, 4.75%, 8/15/41	100,000	110,296
San Diego Gas & Electric Co., 3.00%, 8/15/21	1,470,000	1,509,090
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,310,159
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,050,416
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,222,367
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,520,905
		84,483,863
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	2,400,000	2,508,019
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	1,200,000	1,273,341
Target Corp., 4.00%, 7/1/42	1,570,000	1,484,950
		5,266,310
OIL, GAS AND CONSUMABLE FUELS — 2.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,170,000	1,254,825
Anadarko Petroleum Corp., 5.95%, 9/15/16	1,860,000	2,060,966
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	2,005,710
Apache Corp., 4.75%, 4/15/43	1,000,000	1,050,257
Chesapeake Energy Corp., 4.875%, 4/15/22	3,030,000	3,139,837
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,522,612
Cimarex Energy Co., 4.375%, 6/1/24	1,690,000	1,728,025
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	500,000	472,753
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,053,592
Concho Resources, Inc., 7.00%, 1/15/21	4,355,000	4,801,387
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,591,421
Continental Resources, Inc., 5.00%, 9/15/22	3,530,000	3,843,287
Continental Resources, Inc., 4.90%, 6/1/44(1)	1,540,000	1,594,718
Denbury Resources, Inc., 4.625%, 7/15/23	3,010,000	2,935,382
Devon Energy Corp., 1.875%, 5/15/17	1,000,000	1,017,816
Devon Energy Corp., 5.60%, 7/15/41	1,870,000	2,168,800
EOG Resources, Inc., 5.625%, 6/1/19	1,800,000	2,095,837
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,605,700
Hess Corp., 6.00%, 1/15/40	1,280,000	1,546,254

Marathon Petroleum Corp., 3.50%, 3/1/16	1,660,000	1,734,109
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,802,050
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,391,618
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,743,925
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,510,000	1,785,575
Petro-Canada, 6.80%, 5/15/38	2,340,000	3,103,210
Petrobras Global Finance BV, 5.625%, 5/20/43	1,790,000	1,628,900
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	4,120,000	4,413,756
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	3,830,000	4,010,891
Petroleos Mexicanos, 3.125%, 1/23/19(1)	960,000	995,520
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,136,400
Petroleos Mexicanos, 4.875%, 1/24/22	1,090,000	1,181,887
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	2,054,800
Petroleos Mexicanos, 5.50%, 6/27/44	1,620,000	1,694,520
Phillips 66, 4.30%, 4/1/22	4,730,000	5,108,400
Pioneer Natural Resources Co., 3.95%, 7/15/22	1,140,000	1,198,664
Plains Exploration & Production Co., 6.875%, 2/15/23	1,411,000	1,657,925
Range Resources Corp., 6.75%, 8/1/20	3,340,000	3,607,200
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	2,025,305
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,626,765
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,673,008
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,527,457
Statoil ASA, 3.95%, 5/15/43	1,060,000	1,025,176
Statoil ASA, 4.80%, 11/8/43	1,070,000	1,182,292
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	2,030,000	2,172,100
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	2,217,775
Talisman Energy, Inc., 7.75%, 6/1/19	2,130,000	2,640,887
Tesoro Corp., 5.375%, 10/1/22	1,620,000	1,705,050
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,592,422
Whiting Petroleum Corp., 5.00%, 3/15/19	2,300,000	2,432,250
		113,559,016
PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp., 4.40%, 4/1/22	3,030,000	3,122,985
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,410,000	5,096,244
International Paper Co., 6.00%, 11/15/41	2,370,000	2,798,276
		11,017,505
PHARMACEUTICALS — 0.6%
AbbVie, Inc., 1.75%, 11/6/17	5,390,000	5,415,829
Actavis Funding SCS, 3.85%, 6/15/24(1)	1,420,000	1,437,467
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,392,612
Actavis, Inc., 3.25%, 10/1/22	1,430,000	1,405,726
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,399,850
Bristol-Myers Squibb Co., 3.25%, 8/1/42	2,100,000	1,743,659
Forest Laboratories, Inc., 4.375%, 2/1/19(1)	750,000	810,982
Forest Laboratories, Inc., 4.875%, 2/15/21(1)	3,370,000	3,684,320
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,230,000	1,215,613
Merck & Co., Inc., 2.40%, 9/15/22	2,770,000	2,674,787

Merck & Co., Inc., 3.60%, 9/15/42	220,000	197,590
Mylan, Inc., 5.40%, 11/29/43	560,000	604,289
Perrigo Co. plc, 4.00%, 11/15/23(1)	1,900,000	1,933,710
Roche Holdings, Inc., 6.00%, 3/1/19(1)	2,136,000	2,511,678
		27,428,112
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,331,520
American Tower Corp., 4.70%, 3/15/22	1,240,000	1,331,111
Boston Properties LP, 5.00%, 6/1/15	1,500,000	1,560,137
DDR Corp., 4.75%, 4/15/18	5,930,000	6,458,683
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	884,673
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,151,290
Essex Portfolio LP, 3.375%, 1/15/23(1)	1,430,000	1,411,889
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	987,311
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,809,438
Health Care REIT, Inc., 2.25%, 3/15/18	960,000	975,467
Health Care REIT, Inc., 3.75%, 3/15/23	2,590,000	2,601,505
Hospitality Properties Trust, 4.65%, 3/15/24	4,830,000	5,068,158
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,580,094
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,438,908
Kilroy Realty LP, 3.80%, 1/15/23	5,200,000	5,252,395
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,787,141
Senior Housing Properties Trust, 4.75%, 5/1/24	2,460,000	2,517,908
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	2,805,000	3,399,618
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	2,960,000	3,056,111
		50,603,357
ROAD AND RAIL — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,524,306
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,606,543
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	2,993,001
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,524,746
CSX Corp., 4.25%, 6/1/21	1,400,000	1,529,154
CSX Corp., 3.70%, 11/1/23	1,840,000	1,897,581
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,925,461
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,053,046
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	3,420,000	3,516,738
Union Pacific Corp., 4.00%, 2/1/21	2,030,000	2,215,124
Union Pacific Corp., 4.75%, 9/15/41	1,020,000	1,113,637
		25,899,337
SOFTWARE — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	2,180,000	2,354,400
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,722,724
Oracle Corp., 2.50%, 10/15/22	1,880,000	1,801,010
Oracle Corp., 3.625%, 7/15/23	570,000	588,046
Oracle Corp., 3.40%, 7/8/24(2)	2,430,000	2,424,484
		12,890,664

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,671,650
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	4,150,000	4,513,125
United Rentals North America, Inc., 5.75%, 7/15/18	4,390,000	4,664,375
		13,849,150
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	2,040,000	2,063,562
Dell, Inc., 3.10%, 4/1/16	820,000	840,500
Hewlett-Packard Co., 4.30%, 6/1/21	4,070,000	4,360,044
Seagate HDD Cayman, 4.75%, 6/1/23(1)	3,660,000	3,705,750
		10,969,856
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	4,164,000	4,523,145
L Brands, Inc., 6.90%, 7/15/17	1,830,000	2,086,200
PVH Corp., 4.50%, 12/15/22	2,920,000	2,890,800
		9,500,145
TOBACCO — 0.2%
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	5,092,253
Philip Morris International, Inc., 4.125%, 5/17/21	4,240,000	4,606,510
		9,698,763
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Alltel Corp., 7.875%, 7/1/32	600,000	832,705
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,336,404
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,399,790
Sprint Communications, 6.00%, 12/1/16	2,210,000	2,411,662
Sprint Communications, 9.00%, 11/15/18(1)	2,320,000	2,818,800
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	4,061,750
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,696,289
		19,557,400
TOTAL CORPORATE BONDS (Cost $1,340,172,251)		1,410,511,888
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 30.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.8%
FHLMC, VRN, 1.76%, 7/15/14	4,998,480	5,072,354
FHLMC, VRN, 1.84%, 7/15/14	8,885,077	9,034,494
FHLMC, VRN, 1.97%, 7/15/14	6,668,226	6,824,549
FHLMC, VRN, 1.98%, 7/15/14	7,635,372	7,793,735
FHLMC, VRN, 2.08%, 7/15/14	12,641,618	12,754,362
FHLMC, VRN, 2.36%, 7/15/14	13,575,457	13,587,203
FHLMC, VRN, 2.375%, 7/15/14	15,581,229	16,644,821
FHLMC, VRN, 2.40%, 7/15/14	2,345,787	2,508,998
FHLMC, VRN, 2.57%, 7/15/14	2,292,557	2,392,645
FHLMC, VRN, 2.87%, 7/15/14	2,202,124	2,265,581
FHLMC, VRN, 3.24%, 7/15/14	2,998,355	3,205,349
FHLMC, VRN, 3.29%, 7/15/14	5,888,990	6,203,159
FHLMC, VRN, 3.54%, 7/15/14	2,531,683	2,682,523
FHLMC, VRN, 3.78%, 7/15/14	3,097,096	3,259,191

FHLMC, VRN, 3.80%, 7/15/14	6,063,417	6,384,164
FHLMC, VRN, 4.05%, 7/15/14	3,809,487	4,027,952
FHLMC, VRN, 4.33%, 7/15/14	4,487,354	4,736,639
FHLMC, VRN, 4.52%, 7/15/14	1,372,576	1,436,825
FHLMC, VRN, 5.12%, 7/15/14	1,334,066	1,429,852
FHLMC, VRN, 5.21%, 7/15/14	2,441,514	2,558,874
FHLMC, VRN, 5.37%, 7/15/14	3,533,227	3,779,025
FHLMC, VRN, 5.78%, 7/15/14	8,721,389	9,290,628
FHLMC, VRN, 5.95%, 7/15/14	7,925,638	8,399,331
FHLMC, VRN, 6.12%, 7/15/14	3,624,331	3,878,463
FNMA, VRN, 1.90%, 7/25/14	2,001,186	2,131,754
FNMA, VRN, 1.92%, 7/25/14	1,580,306	1,666,838
FNMA, VRN, 1.94%, 7/25/14	13,480,606	14,377,987
FNMA, VRN, 1.94%, 7/25/14	4,399,468	4,719,204
FNMA, VRN, 1.94%, 7/25/14	10,304,018	10,885,869
FNMA, VRN, 1.94%, 7/25/14	7,930,019	8,479,333
FNMA, VRN, 2.34%, 7/25/14	912,327	971,060
FNMA, VRN, 2.70%, 7/25/14	10,165,282	10,393,029
FNMA, VRN, 3.08%, 7/25/14	3,038,737	3,179,573
FNMA, VRN, 3.34%, 7/25/14	2,083,894	2,163,674
FNMA, VRN, 3.36%, 7/25/14	2,816,159	3,025,672
FNMA, VRN, 3.77%, 7/25/14	4,435,246	4,679,523
FNMA, VRN, 3.92%, 7/25/14	6,207,751	6,550,062
FNMA, VRN, 5.30%, 7/25/14	4,995,147	5,377,134
FNMA, VRN, 6.03%, 7/25/14	951,264	1,030,764
		219,782,193
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 25.3%
FHLMC, 6.50%, 6/1/16	18,701	19,287
FHLMC, 6.50%, 6/1/16	8,200	8,514
FHLMC, 5.00%, 11/1/17	162,579	172,771
FHLMC, 4.50%, 1/1/19	28,280	29,995
FHLMC, 5.00%, 1/1/21	2,002,774	2,166,049
FHLMC, 5.00%, 4/1/21	452,449	489,333
FHLMC, 7.00%, 9/1/27	4,281	4,908
FHLMC, 6.50%, 1/1/28	6,885	7,817
FHLMC, 7.00%, 2/1/28	1,160	1,348
FHLMC, 6.50%, 3/1/29	40,677	46,726
FHLMC, 6.50%, 6/1/29	37,158	41,900
FHLMC, 7.00%, 8/1/29	4,479	5,017
FHLMC, 5.00%, 4/1/31	8,102,408	9,030,816
FHLMC, 5.00%, 5/1/31	9,079,140	10,121,902
FHLMC, 6.50%, 5/1/31	1,036	1,168
FHLMC, 6.50%, 5/1/31	26,087	29,416
FHLMC, 6.50%, 6/1/31	643	725
FHLMC, 6.50%, 6/1/31	713	804
FHLMC, 6.50%, 6/1/31	2,929	3,303
FHLMC, 6.50%, 6/1/31	108	122

FHLMC, 6.50%, 6/1/31	1,334	1,504
FHLMC, 5.50%, 12/1/33	572,889	649,438
FHLMC, 6.00%, 9/1/35	8,818,258	10,020,369
FHLMC, 5.50%, 12/1/37	557,502	621,990
FHLMC, 5.50%, 1/1/38	1,556,155	1,736,160
FHLMC, 6.00%, 2/1/38	5,569,179	6,249,541
FHLMC, 5.50%, 4/1/38	1,807,261	2,016,312
FHLMC, 6.00%, 8/1/38	219,272	247,108
FHLMC, 4.00%, 4/1/41	36,741,453	39,074,252
FHLMC, 6.50%, 7/1/47	52,890	57,684
FNMA, 3.00%, 7/14/14(4)(8)	45,000,000	44,423,438
FNMA, 3.50%, 7/14/14(4)(8)	70,000,000	72,001,559
FNMA, 4.00%, 7/14/14(4)(8)	109,000,000	115,608,125
FNMA, 4.50%, 7/14/14(4)(8)	25,000,000	27,065,918
FNMA, 5.00%, 7/14/14(4)(8)	96,000,000	106,575,024
FNMA, 5.50%, 7/14/14(4)(8)	37,000,000	41,399,541
FNMA, 5.50%, 12/1/16	78,532	83,401
FNMA, 5.50%, 12/1/16	21,329	22,651
FNMA, 5.00%, 6/1/18	1,725,470	1,830,123
FNMA, 4.50%, 5/1/19	553,637	588,161
FNMA, 6.50%, 1/1/26	29,033	32,811
FNMA, 7.00%, 12/1/27	5,600	6,270
FNMA, 6.50%, 1/1/28	4,527	5,111
FNMA, 7.50%, 4/1/28	22,064	24,998
FNMA, 7.00%, 5/1/28	21,232	22,606
FNMA, 7.00%, 6/1/28	791	870
FNMA, 6.50%, 1/1/29	6,168	7,014
FNMA, 6.50%, 4/1/29	16,296	18,383
FNMA, 7.00%, 7/1/29	10,924	12,193
FNMA, 7.50%, 7/1/29	60,630	69,056
FNMA, 7.50%, 9/1/30	14,138	17,023
FNMA, 6.625%, 11/15/30	38,280,000	54,035,665
FNMA, 5.00%, 6/1/31	7,118,002	7,989,876
FNMA, 5.00%, 7/1/31	11,670,419	13,099,973
FNMA, 7.00%, 9/1/31	82,996	93,316
FNMA, 6.50%, 1/1/32	39,603	45,266
FNMA, 6.50%, 8/1/32	101,290	114,685
FNMA, 6.50%, 8/1/32	4,549	5,135
FNMA, 5.50%, 2/1/33	5,620,399	6,298,604
FNMA, 5.00%, 6/1/33	5,963,653	6,654,707
FNMA, 5.50%, 6/1/33	311,743	351,722
FNMA, 5.50%, 7/1/33	1,948,967	2,190,071
FNMA, 5.00%, 8/1/33	960,196	1,071,016
FNMA, 5.50%, 8/1/33	699,438	784,969
FNMA, 5.50%, 9/1/33	938,586	1,065,602
FNMA, 5.00%, 11/1/33	3,617,316	4,038,160
FNMA, 6.00%, 12/1/33	2,834,197	3,215,122

FNMA, 5.50%, 1/1/34	879,864	989,305
FNMA, 5.50%, 2/1/34	3,288,555	3,714,911
FNMA, 5.00%, 3/1/34	2,108,722	2,353,108
FNMA, 4.50%, 1/1/35	13,405,685	14,566,638
FNMA, 5.00%, 4/1/35	5,332,046	5,934,828
FNMA, 5.00%, 6/1/35	3,978,132	4,428,833
FNMA, 5.00%, 7/1/35	7,417,809	8,265,309
FNMA, 5.00%, 8/1/35	253,041	281,460
FNMA, 4.50%, 9/1/35	993,421	1,075,917
FNMA, 5.00%, 10/1/35	2,278,600	2,535,093
FNMA, 5.50%, 12/1/35	11,031,986	12,389,248
FNMA, 5.00%, 2/1/36	1,409,949	1,567,892
FNMA, 5.50%, 4/1/36	1,564,463	1,750,365
FNMA, 5.50%, 5/1/36	3,127,634	3,505,946
FNMA, 5.50%, 7/1/36	745,086	833,130
FNMA, 5.50%, 2/1/37	429,152	479,863
FNMA, 5.50%, 5/1/37	976,111	1,091,454
FNMA, 6.00%, 8/1/37	1,286,737	1,452,959
FNMA, 6.50%, 8/1/37	524,839	580,761
FNMA, 6.00%, 9/1/37	5,863,757	6,615,855
FNMA, 6.00%, 11/1/37	7,852,528	8,846,542
FNMA, 5.50%, 12/1/37	4,092,383	4,575,961
FNMA, 5.50%, 2/1/38	931,336	1,041,387
FNMA, 5.50%, 6/1/38	1,614,491	1,814,976
FNMA, 6.00%, 9/1/38	180,837	198,108
FNMA, 6.00%, 11/1/38	187,000	204,822
FNMA, 5.50%, 12/1/38	3,399,858	3,842,319
FNMA, 5.00%, 1/1/39	2,147,875	2,414,987
FNMA, 5.50%, 1/1/39	18,016,089	20,144,966
FNMA, 4.50%, 2/1/39	3,575,805	3,876,197
FNMA, 5.00%, 2/1/39	8,035,706	9,013,119
FNMA, 4.50%, 4/1/39	5,563,088	6,096,955
FNMA, 4.50%, 5/1/39	13,803,506	15,188,603
FNMA, 6.50%, 5/1/39	4,235,204	4,777,121
FNMA, 4.50%, 6/1/39	26,738,441	29,221,504
FNMA, 5.00%, 8/1/39	7,125,817	7,995,773
FNMA, 4.50%, 10/1/39	21,749,217	23,829,367
FNMA, 4.00%, 10/1/40	20,462,118	21,802,318
FNMA, 4.50%, 11/1/40	19,669,329	21,503,312
FNMA, 4.00%, 8/1/41	19,280,896	20,517,572
FNMA, 4.50%, 9/1/41	13,189,005	14,305,005
FNMA, 3.50%, 10/1/41	23,935,301	24,656,604
FNMA, 3.50%, 6/1/42	42,643,993	43,944,752
FNMA, 6.50%, 8/1/47	101,098	111,029
FNMA, 6.50%, 8/1/47	84,613	92,800
FNMA, 6.50%, 9/1/47	284,107	311,435
FNMA, 6.50%, 9/1/47	10,672	11,703

FNMA, 6.50%, 9/1/47	38,566	42,324
FNMA, 6.50%, 9/1/47	55,999	61,390
FNMA, 6.50%, 9/1/47	14,973	16,406
GNMA, 7.00%, 11/15/22	13,256	14,462
GNMA, 7.00%, 4/20/26	4,189	4,800
GNMA, 7.50%, 8/15/26	8,390	9,869
GNMA, 8.00%, 8/15/26	3,973	4,539
GNMA, 7.50%, 5/15/27	8,396	9,401
GNMA, 8.00%, 6/15/27	11,741	12,282
GNMA, 7.50%, 11/15/27	1,888	1,950
GNMA, 7.00%, 2/15/28	3,973	4,053
GNMA, 7.50%, 2/15/28	3,548	3,650
GNMA, 6.50%, 3/15/28	12,463	14,221
GNMA, 7.00%, 4/15/28	2,099	2,107
GNMA, 6.50%, 5/15/28	1,150	1,308
GNMA, 6.50%, 5/15/28	33,895	38,530
GNMA, 7.00%, 12/15/28	6,733	7,036
GNMA, 7.00%, 5/15/31	40,753	48,141
GNMA, 4.50%, 8/15/33	2,768,250	3,042,302
GNMA, 6.00%, 9/20/38	2,205,168	2,511,668
GNMA, 5.50%, 11/15/38	4,353,014	4,916,370
GNMA, 5.50%, 11/15/38	2,130,697	2,406,435
GNMA, 6.00%, 1/20/39	625,529	706,217
GNMA, 5.00%, 3/20/39	4,334,101	4,808,380
GNMA, 4.50%, 4/15/39	6,420,579	6,999,863
GNMA, 4.50%, 11/15/39	33,406,689	36,516,390
GNMA, 4.50%, 1/15/40	3,484,309	3,808,716
GNMA, 4.00%, 7/15/40	6,188,805	6,616,566
GNMA, 4.00%, 11/20/40	47,657,711	51,101,393
GNMA, 4.50%, 12/15/40	10,059,827	10,993,437
GNMA, 4.50%, 7/20/41	15,319,975	16,765,356
GNMA, 3.50%, 6/20/42	15,858,275	16,536,082
GNMA, 3.50%, 7/20/42	24,303,545	25,343,467
		1,151,845,667
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,341,034,161)		1,371,627,860
U.S. TREASURY SECURITIES — 18.6%
U.S. Treasury Bonds, 10.625%, 8/15/15	19,570,000	21,873,291
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	8,534,064
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	18,125,235
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	10,458,128
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	16,011,725
U.S. Treasury Bonds, 5.375%, 2/15/31	25,100,000	32,926,105
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	25,403,716
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	28,866,316
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	13,802,691
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	17,373,291
U.S. Treasury Bonds, 2.875%, 5/15/43	6,000,000	5,472,186

U.S. Treasury Notes, 2.25%, 1/31/15		60,000,000	60,764,040
U.S. Treasury Notes, 0.375%, 11/15/15(5)		10,000,000	10,023,240
U.S. Treasury Notes, 2.125%, 12/31/15		4,000,000	4,111,952
U.S. Treasury Notes, 0.50%, 6/15/16		10,000,000	10,012,700
U.S. Treasury Notes, 1.50%, 6/30/16		15,000,000	15,309,375
U.S. Treasury Notes, 0.875%, 11/30/16		16,500,000	16,601,195
U.S. Treasury Notes, 0.625%, 12/15/16		22,800,000	22,786,639
U.S. Treasury Notes, 0.875%, 2/28/17		60,000,000	60,217,980
U.S. Treasury Notes, 0.50%, 7/31/17		93,000,000	91,764,867
U.S. Treasury Notes, 2.375%, 7/31/17		59,000,000	61,597,357
U.S. Treasury Notes, 0.75%, 10/31/17		7,550,000	7,476,267
U.S. Treasury Notes, 1.875%, 10/31/17		53,600,000	55,086,542
U.S. Treasury Notes, 0.875%, 1/31/18		42,000,000	41,599,698
U.S. Treasury Notes, 2.625%, 4/30/18		7,700,000	8,103,049
U.S. Treasury Notes, 1.00%, 5/31/18		40,640,000	40,195,480
U.S. Treasury Notes, 1.375%, 6/30/18		15,360,000	15,393,608
U.S. Treasury Notes, 1.25%, 10/31/18		35,000,000	34,726,580
U.S. Treasury Notes, 1.25%, 11/30/18		56,900,000	56,384,372
U.S. Treasury Notes, 1.375%, 11/30/18		35,000,000	34,898,815
TOTAL U.S. TREASURY SECURITIES (Cost $830,595,455)			845,900,504
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.6%
BELGIUM — 4.0%
Belgium Government Bond, 4.25%, 9/28/22	EUR	109,490,000	184,546,797
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19		$4,030,000	4,632,485
Brazilian Government International Bond, 4.875%, 1/22/21		1,780,000	1,949,100
Brazilian Government International Bond, 2.625%, 1/5/23		3,010,000	2,787,260
			9,368,845
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		2,580,000	2,671,590
Chile Government International Bond, 3.625%, 10/30/42		1,500,000	1,323,750
			3,995,340
COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		5,510,000	5,926,005
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,446,000
			7,372,005
ITALY — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		1,920,000	2,462,853
MEXICO — 0.5%
Mexico Government International Bond, 5.625%, 1/15/17		920,000	1,023,500
Mexico Government International Bond, MTN, 5.95%, 3/19/19		7,100,000	8,285,700
Mexico Government International Bond, 5.125%, 1/15/20		3,290,000	3,735,795
Mexico Government International Bond, 6.05%, 1/11/40		1,480,000	1,801,160
Mexico Government International Bond, MTN, 4.75%, 3/8/44		6,350,000	6,508,750
			21,354,905

NORWAY — 1.8%
Norway Government Bond, 3.75%, 5/25/21	NOK	453,000,000	81,901,360
PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$680,000	857,820
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	2,970,000
			3,827,820
PHILIPPINES — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,435,837
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	3,585,500
			8,021,337
POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,706,000
Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,256,460
			3,962,460
SOUTH AFRICA†
South Africa Government International Bond, 4.67%, 1/17/24		1,500,000	1,535,625
SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		3,690,000	3,915,894
Korea Development Bank (The), 3.25%, 3/9/16		3,480,000	3,614,655
Korea Development Bank (The), 4.00%, 9/9/16		2,470,000	2,627,258
			10,157,807
SWEDEN — 1.2%
Sweden Government Bond, 3.50%, 6/1/22	SEK	312,000,000	53,688,674
TURKEY — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$4,150,000	3,841,863
UNITED KINGDOM — 0.9%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	19,660,000	40,489,438
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$1,630,000	1,426,250
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $421,728,919)			437,953,379
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 6.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Adjustable Rate Mortgage Trust 2004-4, Series 2004-4, Class 4A1, VRN, 2.52%, 7/1/14		5,127,222	5,158,041
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		1,800,485	1,428,253
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.73%, 7/1/14		3,704,274	3,755,928
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		2,016,817	2,072,061
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.64%, 7/1/14		4,066,942	4,082,799
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		5,985,927	6,288,839
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.63%, 7/1/14		5,617,034	5,670,727
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37		1,939,776	2,041,893
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 7/1/14		7,927,626	7,968,921
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 7/1/14		2,867,666	2,864,770

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	698,507	721,038
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	4,060,126	4,300,036
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,620,295	1,727,885
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	212,689	209,744
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	874,989	865,749
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 7/1/14	1,049,784	1,053,108
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.14%, 7/1/14	3,937,550	3,895,229
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 7/1/14	4,321,842	4,345,850
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.64%, 7/1/14	7,466,181	7,494,157
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.59%, 7/1/14	2,904,297	2,911,918
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/14	9,729,096	9,841,331
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	964,913	974,245
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 7/1/14	3,273,710	3,351,346
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.59%, 7/1/14	3,070,340	3,113,013
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/14	5,687,794	5,478,739
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 7/1/14	5,020,035	5,110,328
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/14(1)	4,845,920	4,801,168
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 7/1/14	3,530,946	3,616,669
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.14%, 7/25/14	4,888,974	4,869,721
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 7/1/14	6,737,602	6,672,267
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.62%, 7/1/14	1,963,356	1,993,904
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/14	1,957,854	1,979,616
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/14(1)	4,433,171	4,610,152
Thornburg Mortgage Securities Trust 2004-3, Series 2004-3, Class A, VRN, 0.89%, 7/25/14	4,058,382	3,958,769
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,467,045	1,576,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 7/1/14	1,449,242	1,481,157
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.79%, 7/1/14	1,383,550	1,399,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 7/1/14	5,538,808	5,694,387
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/14	10,357,647	10,586,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	798,510	818,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	4,013,604	4,228,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	4,047,277	4,275,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 7/1/14	7,114,627	7,277,004

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 7/1/14	2,505,828	2,543,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 7/1/14	2,131,667	2,206,395
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 7/1/14	951,583	980,039
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 7/1/14	6,094,237	6,180,933
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.62%, 7/1/14	1,641,374	1,660,406
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	6,814,626	7,237,171
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	5,930,388	6,204,568
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	2,619,410	2,579,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	2,415,255	2,520,002
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/14	1,670,866	1,555,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	2,873,795	2,950,327
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	4,974,445	5,171,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	3,275,227	3,402,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,086,675	1,127,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	2,767,582	2,804,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 7/1/14	3,827,521	3,868,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	5,284,145	5,587,146
		225,147,435
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	352,790	366,061
FHLMC, Series 2684, Class FP, VRN, 0.65%, 7/15/14	4,430,881	4,449,597
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,188,596	1,292,709
FHLMC, Series 3397, Class GF, VRN, 0.65%, 7/15/14	2,369,164	2,384,529
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	6,233	6,958
FNMA, Series 2006-43, Class FM, VRN, 0.45%, 7/25/14	2,854,851	2,851,461
FNMA, Series 2007-36, Class FB, VRN, 0.55%, 7/25/14	5,739,401	5,766,718
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	24,825,000	24,835,613
GNMA, Series 2007-5, Class FA, VRN, 0.29%, 7/20/14	5,461,765	5,441,019
		47,394,665
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $267,788,229)		272,542,100
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.2%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/14	4,550,000	4,795,987
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	18,550,000	18,419,380
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	14,000,000	13,923,511

Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 7/15/14(1)	11,015,000	11,041,006
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	9,966,000	10,695,302
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/14	8,600,000	8,677,254
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/14	4,050,000	4,120,107
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	17,163,949	17,541,745
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	12,484,170	12,744,478
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	17,792,000	18,470,124
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/14(1)	17,600,000	17,593,629
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	3,750,000	4,035,872
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	7,225,000	7,834,718
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	1,654,891	1,712,012
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/14	2,875,000	2,920,911
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	4,435,003	4,467,113
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/14	15,000,000	15,626,992
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	21,228,275	21,435,952
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	18,133,213	18,698,507
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 4.08%, 7/1/14(1)	5,000,000	5,256,632
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	18,719,033	18,771,633
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $238,146,150)		238,782,865
ASSET-BACKED SECURITIES(3) — 4.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	9,815,162	10,153,375
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(1)	9,425,000	9,548,190
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	2,256,357	2,268,527
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	4,890,000	4,931,545
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 7/16/14	12,000,000	11,933,106
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 7/7/14(1)	13,400,000	13,415,410
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	6,936,671	6,937,434
CNH Equipment Trust 2014-B, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	15,125,000	15,126,225
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 7/15/14	10,900,000	10,918,110
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	6,625,000	6,626,812
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 7/15/14	18,250,000	18,254,316
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.70%, 7/10/14(1)	10,000,000	10,024,725
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 7/12/14(1)	8,500,000	8,507,285
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	4,128,165	4,185,435
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	13,300,000	13,314,158
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	19,125,000	19,132,048

John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	9,575,000	9,597,654
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	8,337,500	8,479,417
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	3,279,000	3,328,185
TOTAL ASSET-BACKED SECURITIES (Cost $186,339,701)		186,681,957
MUNICIPAL SECURITIES — 1.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	2,100,000	2,892,309
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	1,694,000	2,296,149
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	2,072,909
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	1,978,291
California GO, (Building Bonds), 7.30%, 10/1/39	2,230,000	3,151,258
California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,603,874
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	5,633,595
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,813,701
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	1,600,000	2,265,520
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	770,071
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,223,480
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	966,267
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	2,235,000	3,010,299
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	2,003,933
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,406,003
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	680,000	983,885
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	1,000,000	1,404,980
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,143,253
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,781,617
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,620,810
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,224,540
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,024,390
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	3,695,000	4,501,323
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,874,307
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	2,985,805
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,194,921
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	1,315,000	1,412,849
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,945,071
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,562,854
TOTAL MUNICIPAL SECURITIES (Cost $54,700,318)		66,748,264

TEMPORARY CASH INVESTMENTS — 2.2%
BNP Paribas Finance, Inc., 0.03%, 7/1/14(6)	100,120,000	100,119,720
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $52,399), 0.05%, 7/1/14 in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $51,344)	51,344	51,344
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $20,966), 0.01%, 7/1/14 in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $20,538)	20,538	20,538
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $41,902), 0.03%, 7/1/14 in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $41,075)	41,075	41,075
TOTAL TEMPORARY CASH INVESTMENTS (Cost $100,232,957)		100,232,677
TOTAL INVESTMENT SECURITIES — 108.3% (Cost $4,780,738,141)		4,930,981,494
OTHER ASSETS AND LIABILITIES(7) — (8.3)%		(376,962,253)
TOTAL NET ASSETS — 100.0%		$4,554,019,241

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	398,350	EUR	294,094	HSBC Holdings plc	9/4/14	(4,450)
USD	1,007,580	EUR	741,342	HSBC Holdings plc	9/4/14	(7,784)
USD	211,081,620	EUR	154,938,210	UBS AG	9/4/14	(1,126,445)
GBP	431,995	USD	724,758	HSBC Holdings plc	9/4/14	14,182
USD	76,950,738	GBP	45,980,131	Deutsche Bank	9/4/14	(1,699,585)
USD	612,186	NOK	3,680,461	HSBC Holdings plc	9/4/14	13,601
USD	81,313,735	NOK	489,524,538	JPMorgan Chase Bank N.A.	9/4/14	1,698,151
USD	52,163,066	SEK	348,884,318	Barclays Bank plc	9/4/14	(17,778)
USD	221,405	SEK	1,481,087	HSBC Holdings plc	9/4/14	(114)
						(1,130,222)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
1,764	U.S. Treasury 10-Year Notes	September 2014	220,803,188	1,181,218
94	U.S. Treasury Long Bonds	September 2014	12,895,625	98,929
595	U.S. Treasury Ultra Long Bonds	September 2014	89,212,812	644,130
			322,911,625	1,924,277

Notes to Schedule of Investments
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $278,134,868, which represented 6.1% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $5,011,620.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(8)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $1,653,316.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,410,511,888	—
U.S. Government Agency Mortgage-Backed Securities	—	1,371,627,860	—
U.S. Treasury Securities	—	845,900,504	—
Sovereign Governments and Agencies	—	437,953,379	—
Collateralized Mortgage Obligations	—	272,542,100	—
Commercial Mortgage-Backed Securities	—	238,782,865	—
Asset-Backed Securities	—	186,681,957	—
Municipal Securities	—	66,748,264	—
Temporary Cash Investments	—	100,232,677	—
	—	4,930,981,494	—
Other Financial Instruments
Futures Contracts	1,924,277	—	—
Forward Foreign Currency Exchange Contracts	—	1,725,934	—
	1,924,277	1,725,934	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,856,156)	—
3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,780,862,339
Gross tax appreciation of investments	$168,622,058
Gross tax depreciation of investments	(18,502,903)
Net tax appreciation (depreciation) of investments	$150,119,155

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2014

High-Yield - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 95.2%
AEROSPACE AND DEFENSE — 0.3%
B/E Aerospace, Inc., 5.25%, 4/1/22	2,000,000	2,187,500
AIRLINES†
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	270,625
AUTO COMPONENTS — 0.8%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	752,500
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	540,000
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,056,656
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	750,000	826,875
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,616,750
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,193,750
		5,986,531
AUTOMOBILES — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	3,400,000	3,710,250
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	200,000	227,000
General Motors Co., 3.50%, 10/2/18(1)	1,750,000	1,793,750
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,250,000	1,268,750
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	250,000	282,500
		7,282,250
BANKS — 1.9%
Barclays Bank plc, 7.625%, 11/21/22	1,000,000	1,140,000
KBC Bank NV, VRN, 8.00%, 1/25/18	1,200,000	1,372,200
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	3,086,875
Regions Bank, 6.45%, 6/26/37	2,500,000	2,980,035
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	3,600,000	3,852,000
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	2,126,250
		14,557,360
BUILDING PRODUCTS — 0.5%
Masco Corp., 6.125%, 10/3/16	1,000,000	1,106,250
Masco Corp., 5.95%, 3/15/22	1,200,000	1,332,000
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	273,750
USG Corp., 8.375%, 10/15/18(1)	800,000	845,600
USG Corp., 7.875%, 3/30/20(1)	250,000	277,813
		3,835,413
CAPITAL MARKETS — 0.5%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,500,000	3,050,000
E*TRADE Financial Corp., 6.00%, 11/15/17	700,000	731,500
		3,781,500
CHEMICALS — 1.1%
Ashland, Inc., 4.75%, 8/15/22	2,250,000	2,272,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,450,000	1,511,625

Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	1,500,000	1,597,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	1,000,000	1,025,000
Huntsman International LLC, 8.625%, 3/15/21	500,000	555,000
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	657,750
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	1,037,875
		8,657,250
COMMERCIAL SERVICES AND SUPPLIES — 2.0%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	473,625
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,125,000
Ceridian Corp., 8.875%, 7/15/19(1)	1,600,000	1,816,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,139,875
Covanta Holding Corp., 5.875%, 3/1/24	1,600,000	1,662,000
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,285,425
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	211,250
Iron Mountain, Inc., 8.375%, 8/15/21	274,000	288,193
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,552,500
Modular Space Corp., 10.25%, 1/31/19(1)	1,935,000	2,041,425
ServiceMaster Co., 8.00%, 2/15/20	1,527,000	1,652,978
		15,248,271
COMMUNICATIONS EQUIPMENT — 2.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	5,420,000	5,799,400
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	995,995
Avaya, Inc., 7.00%, 4/1/19(1)	1,450,000	1,457,250
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	881,339
Crown Castle International Corp., 5.25%, 1/15/23	3,000,000	3,142,500
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20(1)	1,100,000	1,190,750
Nokia Oyj, 5.375%, 5/15/19	700,000	757,750
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,063,750
SBA Communications Corp., 4.875%, 7/15/22(1)(2)	1,000,000	990,000
		16,278,734
CONSTRUCTION AND ENGINEERING — 0.1%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,056,250
CONSTRUCTION MATERIALS — 1.3%
Associated Materials LLC, 9.125%, 11/1/17	950,000	989,188
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	1,000,000	1,072,500
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,144,800
Covanta Holding Corp., 7.25%, 12/1/20	1,050,000	1,152,375
Headwaters, Inc., 7.625%, 4/1/19	500,000	536,250
Interline Brands, Inc., PIK, 10.00%, 11/15/18	1,100,000	1,182,500
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	442,000
Nortek, Inc., 8.50%, 4/15/21	500,000	555,000
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	1,000,000	1,130,000
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,167,375
Vulcan Materials Co., 7.00%, 6/15/18	800,000	925,000
		10,296,988

CONSUMER FINANCE — 3.8%
24 Hour Holdings III LLC, 8.00%, 6/1/22(1)	1,000,000	1,000,000
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(1)	1,750,000	1,837,500
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(1)	1,500,000	1,620,000
CIT Group, Inc., 5.00%, 5/15/17	550,000	587,469
CIT Group, Inc., 4.25%, 8/15/17	3,500,000	3,659,687
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,630,312
CIT Group, Inc., 3.875%, 2/19/19	1,500,000	1,527,150
CIT Group, Inc., 5.00%, 8/15/22	4,040,000	4,196,550
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,282,813
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(1)	1,000,000	1,032,500
National Money Mart Co., 10.375%, 12/15/16	700,000	739,375
RSI Home Products, Inc., 6.875%, 3/1/18(1)	100,000	107,000
SLM Corp., 5.50%, 1/25/23	5,250,000	5,210,625
SLM Corp., MTN, 6.00%, 1/25/17	1,000,000	1,090,000
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	226,000
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,503,125
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	1,000,000	1,055,500
Wolverine World Wide, Inc., 6.125%, 10/15/20	250,000	270,625
		29,576,231
CONTAINERS AND PACKAGING — 1.5%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,086,094
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,200,000	1,320,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	750,000	776,250
Ball Corp., 5.00%, 3/15/22	1,450,000	1,493,500
Ball Corp., 4.00%, 11/15/23	500,000	478,750
Berry Plastics Corp., 9.75%, 1/15/21	600,000	687,000
Berry Plastics Corp., 5.50%, 5/15/22	250,000	251,719
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(1)	1,200,000	1,233,000
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,055,000
Consolidated Container Co., 10.125%, 7/15/20(1)	350,000	353,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,100,000	1,076,900
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	1,100,000	1,133,825
		11,945,538
DIVERSIFIED CONSUMER SERVICES — 0.2%
Laureate Education, Inc., 9.25%, 9/1/19(1)	750,000	776,250
Service Corp. International/US, 5.375%, 1/15/22	1,000,000	1,040,000
		1,816,250
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Ally Financial, Inc., 5.50%, 2/15/17	2,500,000	2,714,062
Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,408,000
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,276,500
Ally Financial, Inc., 3.50%, 1/27/19	2,000,000	2,024,400
Ally Financial, Inc., 8.00%, 3/15/20	2,000,000	2,435,000
Ally Financial, Inc., 8.00%, 11/1/31	750,000	961,875
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	2,250,000	2,434,219
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	750,000	796,875

DFC Finance Corp., 10.50%, 6/15/20(1)	2,000,000	2,052,500
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21(1)	1,000,000	1,076,250
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)	2,300,000	2,512,750
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,072,500
UBS AG, MTN, VRN, 7.25%, 2/22/17	1,000,000	1,097,550
UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,605,000
		24,467,481
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.6%
CenturyLink, Inc., 5.625%, 4/1/20	4,300,000	4,568,750
CenturyLink, Inc., 7.65%, 3/15/42	1,250,000	1,259,375
Cincinnati Bell, Inc., 8.75%, 3/15/18	2,000,000	2,100,000
Frontier Communications Corp., 7.125%, 3/15/19	2,275,000	2,593,500
Frontier Communications Corp., 8.50%, 4/15/20	500,000	592,500
Frontier Communications Corp., 7.125%, 1/15/23	1,250,000	1,331,250
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,117,500
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	637,875
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	3,360,000	3,586,800
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,950,000	2,106,000
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	500,000	524,375
Intelsat Luxembourg SA, 7.75%, 6/1/21	500,000	531,250
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,097,500
Level 3 Financing, Inc., 8.625%, 7/15/20	3,850,000	4,331,250
Softbank Corp., 4.50%, 4/15/20(1)	1,500,000	1,530,000
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,879,500
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,160,000
Telecom Italia Capital SA, 7.00%, 6/4/18	2,200,000	2,535,500
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,724,625
Telecom Italia Capital SA, 7.72%, 6/4/38	1,000,000	1,157,500
Virgin Media Finance plc, 8.375%, 10/15/19	902,000	956,120
Windstream Corp., 7.875%, 11/1/17	250,000	289,062
Windstream Corp., 7.75%, 10/15/20	1,200,000	1,306,500
Windstream Corp., 6.375%, 8/1/23	1,000,000	1,017,500
		42,934,232
ELECTRIC UTILITIES — 1.1%
AES Corp. (The), 4.875%, 5/15/23	3,250,000	3,233,750
Atlantic Power Corp., 9.00%, 11/15/18	5,180,000	5,451,950
		8,685,700
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Jabil Circuit, Inc., 5.625%, 12/15/20	750,000	819,375
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,463,075
Viasystems, Inc., 7.875%, 5/1/19(1)	700,000	743,750
		4,026,200
ENERGY EQUIPMENT AND SERVICES — 1.4%
Basic Energy Services, Inc., 7.75%, 2/15/19	2,200,000	2,343,000
FTS International, Inc., 6.25%, 5/1/22(1)	1,620,000	1,664,550
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	1,503,750
Offshore Group Investment Ltd., 7.125%, 4/1/23	1,250,000	1,278,125

Pacific Drilling SA, 5.375%, 6/1/20(1)	500,000	492,500
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,000,000	1,072,500
Precision Drilling Corp. Co., 5.25%, 11/15/24(1)	1,350,000	1,360,125
SESI LLC, 6.375%, 5/1/19	750,000	804,375
		10,518,925
FOOD AND STAPLES RETAILING — 1.0%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(1)	3,000,000	3,240,000
Rite Aid Corp., 9.25%, 3/15/20	1,700,000	1,942,250
Rite Aid Corp., 6.75%, 6/15/21	1,500,000	1,631,250
SUPERVALU, Inc., 6.75%, 6/1/21	1,020,000	1,055,700
		7,869,200
FOOD PRODUCTS — 1.5%
ARAMARK Corp., 5.75%, 3/15/20	700,000	743,750
Big Heart Pet Brands, 7.625%, 2/15/19	1,246,000	1,300,014
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 5/1/22(1)	100,000	100,250
HJ Heinz Co., 4.25%, 10/15/20	1,750,000	1,763,125
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	1,035,500
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	808,125
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,000,000	1,027,500
Post Holdings, Inc., 7.375%, 2/15/22	3,500,000	3,797,500
Smithfield Foods, Inc., 6.625%, 8/15/22	750,000	825,000
TreeHouse Foods, Inc., 4.875%, 3/15/22	100,000	103,375
		11,504,139
GAS UTILITIES — 3.7%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	1,000,000	1,075,000
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	750,000	800,625
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	1,500,000	1,533,750
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	1,000,000	1,110,000
El Paso Corp., 7.25%, 6/1/18	700,000	800,625
Genesis Energy LP, 5.625%, 6/15/24	1,500,000	1,535,625
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	3,700,000	4,060,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	295,000	321,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	325,000	356,687
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	536,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	800,000	820,000
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	765,000
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	275,000
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,417,500
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	1,500,000	1,492,500
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	3,630,000	3,757,050
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	1,062,500
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(1)	1,000,000	1,088,750
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,590,000	2,706,550
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	613,985
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,436,000	2,432,955
		28,562,652

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,318,750
Biomet, Inc., 6.50%, 8/1/20	2,400,000	2,598,000
Crimson Merger Sub, Inc., 6.625%, 5/15/22(1)	625,000	621,094
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	250,000	263,125
Hologic, Inc., 6.25%, 8/1/20	250,000	265,000
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,720,265
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	650,000	750,750
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	2,184,000
		10,720,984
HEALTH CARE PROVIDERS AND SERVICES — 5.3%
21st Century Oncology, Inc., 8.875%, 1/15/17	280,000	290,150
21st Century Oncology, Inc., 9.875%, 4/15/17	305,000	282,125
Acadia Healthcare Co., Inc., 5.125%, 7/1/22(1)(2)	1,250,000	1,259,375
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	250,000	255,000
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	820,000	862,025
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,646,250
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	700,000	761,250
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	3,340,000	3,557,100
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	850,000	907,375
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,447,875
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,907,000	1,922,494
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,498,500
Gentiva Health Services, Inc., 11.50%, 9/1/18	1,498,000	1,600,988
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,648,125
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,072,500
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,601,563
HCA, Inc., 5.875%, 3/15/22	500,000	543,750
HCA, Inc., 4.75%, 5/1/23	2,000,000	2,002,500
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,718,000
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,950,000	3,152,812
LifePoint Hospitals, Inc., 5.50%, 12/1/21(1)	2,200,000	2,310,000
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	1,500,000	1,524,375
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,738,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,283,750
Tenet Healthcare Corp., 4.50%, 4/1/21	500,000	505,000
Tenet Healthcare Corp., 8.125%, 4/1/22	2,170,000	2,517,200
		40,908,082
HOTELS, RESTAURANTS AND LEISURE — 3.8%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	1,060,000
Boyd Gaming Corp., 9.125%, 12/1/18	1,600,000	1,710,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	1,900,000	729,125
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	4,000,000	3,400,000
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22(1)	250,000	254,219
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	750,000	810,000
CEC Entertainment, Inc., 8.00%, 2/15/22(1)	250,000	260,000
Dave & Buster's, Inc., 11.00%, 6/1/18	700,000	742,000

Golden Nugget Escrow, Inc., 8.50%, 12/1/21(1)	750,000	790,312
Graton Economic Development Authority, 9.625%, 9/1/19(1)	1,100,000	1,256,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	2,880,000	3,065,400
Marina District Finance Co., Inc., 9.875%, 8/15/18	350,000	370,563
MCE Finance Ltd., 5.00%, 2/15/21(1)	1,750,000	1,776,250
MGM Resorts International, 8.625%, 2/1/19	750,000	897,187
MGM Resorts International, 7.75%, 3/15/22	250,000	293,750
Pinnacle Entertainment, 7.50%, 4/15/21	3,600,000	3,888,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	844,000
Station Casinos LLC, 7.50%, 3/1/21	4,060,000	4,455,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	1,100,000	1,204,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	750,000	784,688
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,100,000	1,133,000
		29,725,594
HOUSEHOLD DURABLES — 3.4%
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	832,500
Beazer Homes USA, Inc., 7.25%, 2/1/23	209,000	217,621
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	750,000	783,750
Century Communities, Inc., 6.875%, 5/15/22(1)	370,000	380,175
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	5,150,000	5,269,094
KB Home, 4.75%, 5/15/19	1,500,000	1,515,000
KB Home, 8.00%, 3/15/20	500,000	576,250
Lennar Corp., 6.95%, 6/1/18	800,000	906,000
Meritage Homes Corp., 7.00%, 4/1/22	750,000	829,688
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	498,750
Standard Pacific Corp., 8.375%, 5/15/18	3,850,000	4,562,250
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	2,000,000	1,990,000
Taylor Morrison, Inc., 7.75%, 4/15/20(1)	1,079,000	1,184,202
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,250,000	1,290,625
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	787,100
WCI Communities, Inc., 6.875%, 8/15/21	2,000,000	2,065,000
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	1,600,000	1,652,000
William Lyon Homes, Inc., 8.50%, 11/15/20	1,000,000	1,123,750
		26,463,755
HOUSEHOLD PRODUCTS — 1.7%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	1,032,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	400,000	420,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	1,000,000	1,063,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	975,000	1,066,406
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,614,938
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,590,000
Spectrum Brands, Inc., 6.75%, 3/15/20	625,000	671,875
Spectrum Brands, Inc., 6.375%, 11/15/20	3,560,000	3,853,700
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,827,000
		13,140,169

INDUSTRIAL CONGLOMERATES — 1.7%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(1)	1,100,000	1,138,500
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	1,019,250
Bombardier, Inc., 5.75%, 3/15/22(1)	1,960,000	2,018,800
HD Supply, Inc., 8.125%, 4/15/19	950,000	1,049,750
HD Supply, Inc., 7.50%, 7/15/20	3,300,000	3,621,750
Jack Cooper Holdings Corp., 9.25%, 6/1/20(1)	1,100,000	1,214,125
JCH Parent, Inc., PIK, 10.50%, 3/15/19(1)	500,000	503,750
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	110,000
Schaeffler Finance BV, 7.75%, 2/15/17(1)	750,000	849,375
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,370,000	1,390,550
		12,915,850
INSURANCE — 2.4%
AIG Life Holdings, Inc., 7.57%, 12/1/45(1)	500,000	662,500
Aircastle Ltd., 6.75%, 4/15/17	1,225,000	1,365,875
American International Group, Inc., VRN, 8.18%, 5/15/38	1,000,000	1,382,500
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(1)	1,250,000	1,343,750
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	1,335,250
International Lease Finance Corp., 5.75%, 5/15/16	2,500,000	2,682,812
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,561,625
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,403,125
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,556,000
Onex USI Aquisition Corp., 7.75%, 1/15/21(1)	500,000	513,750
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	539,484
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(1)	1,000,000	1,072,500
Voya Financial, Inc., VRN, 5.65%, 5/15/23	750,000	766,875
		18,186,046
INTERNET SOFTWARE AND SERVICES — 0.7%
Equinix, Inc., 4.875%, 4/1/20	500,000	515,000
Equinix, Inc., 7.00%, 7/15/21	500,000	554,375
IAC/InterActiveCorp, 4.75%, 12/15/22	1,000,000	988,750
Netflix, Inc., 5.375%, 2/1/21	500,000	526,250
Netflix, Inc., 5.75%, 3/1/24(1)	2,000,000	2,100,000
VeriSign, Inc., 4.625%, 5/1/23	500,000	496,450
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 1/1/20	250,000	273,438
		5,454,263
IT SERVICES — 2.1%
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,340,000	1,437,150
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	650,000	693,875
First Data Corp., 7.375%, 6/15/19(1)	3,600,000	3,874,500
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,108,750
First Data Corp., 8.25%, 1/15/21(1)	5,599,000	6,158,900
First Data Corp., 12.625%, 1/15/21	349,000	430,579
First Data Corp., 11.75%, 8/15/21	1,365,000	1,624,350
j2 Global, Inc., 8.00%, 8/1/20	200,000	217,500
SunGard Data Systems, Inc., 7.375%, 11/15/18	614,000	649,305
		16,194,909

MACHINERY — 0.8%
Case New Holand, Inc., 7.875%, 12/1/17	2,200,000	2,574,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,042,625
Navistar International Corp., 8.25%, 11/1/21	1,024,000	1,072,640
Oshkosh Corp., 8.50%, 3/1/20	350,000	379,750
Terex Corp., 6.50%, 4/1/20	500,000	545,250
Terex Corp., 6.00%, 5/15/21	250,000	270,625
		5,884,890
MARINE — 0.6%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	3,640,000	3,876,600
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	528,125
		4,404,725
MEDIA — 8.4%
Altice SA, 7.75%, 5/15/22(1)	1,430,000	1,530,100
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,145,000
AMC Networks, Inc., 7.75%, 7/15/21	200,000	224,750
Cablevision Systems Corp., 8.625%, 9/15/17	1,500,000	1,749,375
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,533,750
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	1,500,000	1,638,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,900,000	2,958,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	750,000	750,938
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	620,250
Clear Channel Communications, Inc., 9.00%, 3/1/21	1,750,000	1,879,062
Clear Channel Communications, Inc., PIK, 14.00%, 2/1/21	2,483,085	2,566,889
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	375,000	403,125
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,375,000	2,573,906
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	270,000	289,575
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	730,000	790,225
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	653,750
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,390,500
CSC Holdings LLC, 6.75%, 11/15/21	1,200,000	1,324,500
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,350,000	1,422,562
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,595,625
DISH DBS Corp., 6.75%, 6/1/21	2,950,000	3,370,375
DISH DBS Corp., 5.00%, 3/15/23	1,250,000	1,276,562
Gray Television, Inc., 7.50%, 10/1/20	1,000,000	1,082,500
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20(1)	850,000	783,063
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,560,562
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,415,750
McClatchy Co. (The), 9.00%, 12/15/22	900,000	1,031,625
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	250,000	288,438
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	547,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,040,850
Numericable Group SA, 6.00%, 5/15/22(1)	4,340,000	4,519,025
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,300,000
RR Donnelley & Sons Co., 7.25%, 5/15/18	264,000	306,900
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,638,500

SBA Telecommunications, Inc., 8.25%, 8/15/19	650,000	682,175
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	266,563
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	1,011,250
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	262,500
Sirius XM Holdings, Inc., 4.25%, 5/15/20(1)	1,000,000	988,750
Sirius XM Holdings, Inc., 5.875%, 10/1/20(1)	750,000	795,000
Sirius XM Holdings, Inc., 5.75%, 8/1/21(1)	1,000,000	1,055,000
Sirius XM Holdings, Inc., 5.25%, 8/15/22(1)	400,000	433,000
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	523,125
Univision Communications, Inc., 6.875%, 5/15/19(1)	3,250,000	3,477,500
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,225,125
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	548,750
Videotron Ltee, 9.125%, 4/15/18	52,000	53,690
Videotron Ltee, 5.00%, 7/15/22	1,000,000	1,032,500
Visant Corp., 10.00%, 10/1/17	1,700,000	1,593,750
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,200,000	1,269,000
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	233,438
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,070,000	2,088,112
		64,741,510
METALS AND MINING — 3.3%
AK Steel Corp., 7.625%, 5/15/20	750,000	776,250
Alcoa, Inc., 5.40%, 4/15/21	1,410,000	1,531,126
Alcoa, Inc., 5.95%, 2/1/37	770,000	778,477
Aleris International, Inc., 7.625%, 2/15/18	700,000	727,125
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	2,000,000	2,247,500
ArcelorMittal, 5.00%, 2/25/17	2,500,000	2,653,125
ArcelorMittal, 6.125%, 6/1/18	2,500,000	2,750,000
ArcelorMittal, 7.25%, 3/1/41	4,000,000	4,270,000
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19	500,000	552,500
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	562,005
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	543,000	561,326
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	2,267,650
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(1)	1,250,000	1,315,625
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(1)	2,200,000	2,403,500
Ryerson, Inc. / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	100,000	107,250
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	430,000
Steel Dynamics, Inc., 5.25%, 4/15/23	1,000,000	1,040,000
United States Steel Corp., 7.375%, 4/1/20	500,000	555,000
		25,528,459
MULTI-UTILITIES — 2.0%
Calpine Corp., 7.875%, 7/31/20(1)	1,733,000	1,888,970
Calpine Corp., 7.50%, 2/15/21(1)	866,000	940,693
Dynegy, Inc., 5.875%, 6/1/23	500,000	506,250
EDP Finance BV, 6.00%, 2/2/18(1)	1,250,000	1,378,113
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,205,000
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	300,750
Ipalco Enterprises, Inc., 5.00%, 5/1/18	2,000,000	2,145,000

NRG Energy, Inc., 7.625%, 1/15/18	3,195,000	3,666,262
NRG Energy, Inc., 6.25%, 7/15/22(1)	500,000	533,750
NRG Energy, Inc., 6.25%, 5/1/24(1)	1,610,000	1,684,462
		15,249,250
MULTILINE RETAIL — 0.7%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	1,980,000	1,895,850
J.C. Penney Corp., Inc., 7.65%, 8/15/16	750,000	761,250
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	462,500
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	1,750,000	1,894,375
		5,013,975
OIL, GAS AND CONSUMABLE FUELS — 8.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,000,000	732,500
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	300,000	291,000
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,308,000
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,000,000	1,072,500
Antero Resources Corp., 5.125%, 12/1/22(1)	1,850,000	1,903,187
Arch Coal, Inc., 7.00%, 6/15/19	1,500,000	1,143,750
Arch Coal, Inc., 7.25%, 10/1/20	600,000	451,500
Chesapeake Energy Corp., 6.625%, 8/15/20	3,400,000	3,927,000
Chesapeake Energy Corp., 5.375%, 6/15/21	1,000,000	1,070,000
Chesapeake Energy Corp., 5.75%, 3/15/23	1,000,000	1,116,200
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	955,000	1,031,400
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,378,750
Concho Resources, Inc., 5.50%, 4/1/23	750,000	810,000
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	107,750
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	731,408
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	535,000
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	1,290,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(1)	1,320,000	1,349,700
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	3,000,000	3,450,000
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	283,125
EXCO Resources, Inc., 7.50%, 9/15/18	1,500,000	1,545,000
Halcon Resources Corp., 8.875%, 5/15/21	2,000,000	2,160,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,425,000	1,510,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,627,500
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	532,500
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	1,326,000
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	547,500
Peabody Energy Corp., 7.375%, 11/1/16	500,000	551,875
Peabody Energy Corp., 6.00%, 11/15/18	3,210,000	3,362,475
Peabody Energy Corp., 6.50%, 9/15/20	350,000	354,375
Peabody Energy Corp., 6.25%, 11/15/21	2,900,000	2,903,625
QEP Resources, Inc., 5.375%, 10/1/22	5,110,000	5,288,850
QEP Resources, Inc., 5.25%, 5/1/23	250,000	256,875
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,085,000
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,597,500
Sabine Pass LNG LP, 7.50%, 11/30/16	3,090,000	3,429,900

Sabine Pass LNG LP, 6.50%, 11/1/20	250,000	271,875
Samson Investment Co., 10.75%, 2/15/20(1)	2,290,000	2,424,537
SandRidge Energy, Inc., 7.50%, 3/15/21	3,500,000	3,810,625
SandRidge Energy, Inc., 7.50%, 2/15/23	100,000	109,000
SM Energy Co., 6.50%, 1/1/23	250,000	271,875
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	600,000	642,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,410,850
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,050,000
Venoco, Inc., 8.875%, 2/15/19	1,450,000	1,417,375
Whiting Petroleum Corp., 5.75%, 3/15/21	1,200,000	1,317,000
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,337,500
		67,124,882
PAPER AND FOREST PRODUCTS — 0.3%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	500,000	558,750
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,590,000
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	500,000	235,000
		2,383,750
PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,780,000	1,895,700
PHARMACEUTICALS — 1.1%
Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(1)	1,200,000	1,287,000
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	300,000	322,125
Forest Laboratories, Inc., 4.375%, 2/1/19(1)	750,000	810,983
Grifols Worldwide Operations Ltd., 5.25%, 4/1/22(1)	200,000	208,000
Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	250,000	272,813
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)	1,000,000	1,050,000
Valeant Pharmaceuticals International, 7.00%, 10/1/20(1)	500,000	533,750
Valeant Pharmaceuticals International, 6.375%, 10/15/20(1)	1,800,000	1,919,250
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	1,300,000	1,389,375
Valeant Pharmaceuticals International, 7.25%, 7/15/22(1)	750,000	812,812
		8,606,108
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,346,625
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21(1)	1,000,000	1,012,500
DuPont Fabros Technology LP, 5.875%, 9/15/21	250,000	262,500
iStar Financial, Inc., 3.875%, 7/1/16	100,000	102,250
iStar Financial, Inc., 9.00%, 6/1/17	100,000	116,000
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,642,500
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	500,000	532,600
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	1,002,500
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	750,000	908,989
Weyerhaeuser Co., 7.375%, 3/15/32	750,000	1,014,909
		7,941,373
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	800,000	853,000
CBRE Services, Inc., 5.00%, 3/15/23	1,250,000	1,268,750
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,930,000	1,934,825
		4,056,575

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,410,000	1,528,087
Advanced Micro Devices, Inc., 7.00%, 7/1/24(1)	1,000,000	1,023,750
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	1,070,000
Freescale Semiconductor, Inc., 8.05%, 2/1/20	1,156,000	1,251,370
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	3,800,000	4,056,500
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	1,000,000	1,021,250
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	500,000	528,125
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	250,000	263,438
		10,742,520
SOFTWARE — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	250,000	270,000
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	258,438
Infor US, Inc., 9.375%, 4/1/19	850,000	949,875
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	784,160
Sabre, Inc., 8.50%, 5/15/19(1)	450,000	501,187
		2,763,660
SPECIALTY RETAIL — 3.0%
Asbury Automotive Group, Inc., 8.375%, 11/15/20	500,000	557,500
Ashtead Capital Inc., 6.50%, 7/15/22(1)	250,000	274,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	1,150,000	1,154,312
Building Materials Holding Corp., 9.00%, 9/15/18(1)	1,000,000	1,082,500
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	104,875
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	549,375
Hertz Corp. (The), 4.25%, 4/1/18	100,000	103,000
Hertz Corp. (The), 5.875%, 10/15/20	450,000	472,500
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,689,500
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., PIK, 7.50%, 8/1/18(1)	1,000,000	1,026,250
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	530,000
Party City Holdings, Inc., 8.875%, 8/1/20	1,200,000	1,335,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,076,250
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	513,750
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	732,375
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,350,000	1,468,125
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,032,500
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	882,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	839,375
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)	1,200,000	1,116,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	923,625
United Rentals North America, Inc., 5.75%, 7/15/18	1,000,000	1,062,500
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	277,500
United Rentals North America, Inc., 8.375%, 9/15/20	3,550,000	3,913,875
United Rentals North America, Inc., 7.625%, 4/15/22	250,000	281,875
		22,998,937

TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.3%
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,339,063
NCR Corp., 5.00%, 7/15/22	500,000	508,750
Seagate HDD Cayman, 4.75%, 6/1/23(1)	500,000	506,250
		2,354,063
TEXTILES, APPAREL AND LUXURY GOODS — 1.8%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	2,200,000	2,406,250
Gymboree Corp., 9.125%, 12/1/18	2,950,000	1,983,875
Hanesbrands, Inc., 6.375%, 12/15/20	2,250,000	2,444,062
L Brands, Inc., 7.00%, 5/1/20	500,000	576,875
L Brands, Inc., 6.625%, 4/1/21	750,000	855,938
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,446,875
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	1,100,000	1,144,000
Polymer Group, Inc., 7.75%, 2/1/19	1,224,000	1,306,620
PVH Corp., 4.50%, 12/15/22	500,000	495,000
		13,659,495
WIRELESS TELECOMMUNICATION SERVICES — 3.2%
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,000,000	1,051,300
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,250,000	1,339,062
NII Capital Corp., 7.625%, 4/1/21	500,000	146,250
NII International Telecom SCA, 7.875%, 8/15/19(1)	500,000	436,250
Sprint Communications, 6.00%, 12/1/16	3,230,000	3,524,737
Sprint Communications, 9.125%, 3/1/17	250,000	293,438
Sprint Communications, 9.00%, 11/15/18(1)	1,000,000	1,215,000
Sprint Communications, 7.00%, 3/1/20(1)	1,100,000	1,270,500
Sprint Communications, 6.00%, 11/15/22	1,750,000	1,793,750
Sprint Corp., 7.25%, 9/15/21(1)	3,000,000	3,318,750
Sprint Corp., 7.125%, 6/15/24(1)	2,150,000	2,284,375
T-Mobile USA, Inc., 6.46%, 4/28/19	1,250,000	1,318,750
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,629,375
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,171,500
T-Mobile USA, Inc., 6.625%, 4/1/23	2,800,000	3,052,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	263,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	771,750
		24,880,537
TOTAL CORPORATE BONDS (Cost $698,178,621)		735,285,281
MUNICIPAL SECURITIES — 1.5%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	1,500,000	964,125
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	5,245,000	2,324,899
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	3,600,000	1,595,880
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	4,000,000	2,849,000
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	3,640,000	2,564,052
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	1,460,000	992,435
TOTAL MUNICIPAL SECURITIES (Cost $14,011,984)		11,290,391

ASSET-BACKED SECURITIES(3) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	779,108	849,228
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,207,937	1,334,770
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 5/15/23	1,000,000	1,035,000
TOTAL ASSET-BACKED SECURITIES (Cost $2,992,801)		3,218,998
COMMON STOCKS — 0.3%
BANKS — 0.1%
CIT Group, Inc.	9,111	416,919
BUILDING PRODUCTS†
Nortek, Inc.(4)	650	58,344
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts Holding Co.(4)	10,800	748,764
MEDIA — 0.1%
Charter Communications, Inc., Class A(4)	5,213	825,635
TOTAL COMMON STOCKS (Cost $1,685,209)		2,049,662
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond Fund (Cost $946,896)	10,600	1,009,120
PREFERRED STOCKS†
CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	176,318
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $3,082), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $3,020)		3,020
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $1,233), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $1,208)		1,208
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $2,465), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $2,416)		2,416
BNP Paribas Finance, Inc., 0.03%, 7/1/14(5)	5,450,000	5,449,985
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,456,644)		5,456,629
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $723,436,436)		758,486,399
OTHER ASSETS AND LIABILITIES — 1.8%		13,793,402
TOTAL NET ASSETS — 100.0%		$772,279,801

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,850,000	USD	2,619,766	Barclays Bank plc	9/4/14	55,469
AUD	900,000	USD	841,449	Deutsche Bank	9/4/14	3,362
AUD	3,750,000	USD	3,492,731	JPMorgan Chase Bank N.A.	9/4/14	27,314
USD	2,624,440	AUD	2,800,000	Barclays Bank plc	9/4/14	(3,860)
USD	2,044,079	AUD	2,200,000	Deutsche Bank	9/4/14	(21,014)
USD	747,800	AUD	800,000	JPMorgan Chase Bank N.A.	9/4/14	(3,143)

BRL	3,802,425	USD	1,650,000	Barclays Bank plc	9/4/14	40,094
USD	600,000	BRL	1,344,600	Barclays Bank plc	9/4/14	2,355
CAD	2,418,365	USD	2,254,379	JPMorgan Chase Bank N.A.	9/4/14	8,476
CAD	1,880,041	USD	1,750,000	Westpac Group	9/4/14	9,147
USD	1,732,769	CAD	1,894,478	Barclays Bank plc	9/4/14	(39,887)
USD	2,250,000	CAD	2,460,922	Barclays Bank plc	9/4/14	(52,676)
CHF	713,380	USD	800,000	JPMorgan Chase Bank N.A.	9/4/14	4,875
USD	3,894,396	CHF	3,485,473	Barclays Bank plc	9/4/14	(38,108)
USD	750,000	CHF	673,064	Deutsche Bank	9/4/14	(9,389)
CLP	691,000,000	USD	1,250,000	Barclays Bank plc	9/4/14	(8,820)
COP	7,984,200,000	USD	4,200,000	Barclays Bank plc	9/4/14	36,399
CZK	34,750,329	USD	1,728,357	Deutsche Bank	9/4/14	6,540
USD	1,638,739	CZK	33,017,680	Deutsche Bank	9/4/14	(9,656)
USD	3,000,000	CZK	60,771,150	JPMorgan Chase Bank N.A.	9/4/14	(33,977)
EUR	1,250,000	USD	1,705,506	Barclays Bank plc	9/4/14	6,532
EUR	600,000	USD	818,209	JPMorgan Chase Bank N.A.	9/4/14	3,570
EUR	650,000	USD	883,649	JPMorgan Chase Bank N.A.	9/4/14	6,611
USD	817,180	EUR	600,000	Deutsche Bank	9/4/14	(4,598)
USD	3,874,031	EUR	2,850,000	JPMorgan Chase Bank N.A.	9/4/14	(29,416)
USD	610,398	EUR	450,000	JPMorgan Chase Bank N.A.	9/4/14	(5,935)
USD	7,092,107	EUR	5,205,751	UBS AG	9/4/14	(37,847)
GBP	3,544,623	USD	5,932,157	Deutsche Bank	9/4/14	131,022
USD	3,528,158	GBP	2,100,000	UBS AG	9/4/14	(63,952)
HUF	290,140,370	USD	1,300,000	Deutsche Bank	9/4/14	(20,286)
USD	1,750,000	ILS	6,050,928	JPMorgan Chase Bank N.A.	9/4/14	(12,623)
INR	316,834,000	USD	5,300,000	Westpac Group	9/4/14	(78,262)
USD	3,600,000	INR	219,204,000	JPMorgan Chase Bank N.A.	9/4/14	(12,699)
JPY	101,773,300	USD	1,000,000	Barclays Bank plc	9/4/14	5,083
JPY	60,739,020	USD	600,000	JPMorgan Chase Bank N.A.	9/4/14	(159)
JPY	86,574,625	USD	850,000	UBS AG	9/4/14	4,985
USD	3,441,479	JPY	353,240,336	Barclays Bank plc	9/4/14	(47,018)
USD	3,550,000	JPY	363,906,489	Deutsche Bank	9/4/14	(43,833)
USD	2,650,000	JPY	271,157,805	JPMorgan Chase Bank N.A.	9/4/14	(27,875)
USD	900,000	JPY	91,672,920	JPMorgan Chase Bank N.A.	9/4/14	(5,335)
USD	550,000	JPY	56,009,250	UBS AG	9/4/14	(3,131)
KRW	6,657,947,503	USD	6,477,233	Westpac Group	9/4/14	86,935
KRW	972,420,000	USD	950,000	Westpac Group	9/4/14	8,723
MXN	49,845,734	USD	3,850,000	Deutsche Bank	9/4/14	(24,569)
USD	3,950,000	MXN	51,576,339	Barclays Bank plc	9/4/14	(8,247)
USD	2,000,000	MXN	26,323,010	Deutsche Bank	9/4/14	(20,170)
USD	1,550,000	MXN	20,207,922	JPMorgan Chase Bank N.A.	9/4/14	(865)
MYR	12,898,000	USD	4,000,000	Westpac Group	9/4/14	7,972
MYR	4,195,880	USD	1,300,000	Westpac Group	9/4/14	3,843
NOK	23,777,104	USD	3,949,557	JPMorgan Chase Bank N.A.	9/4/14	(82,482)
USD	1,150,000	NOK	6,891,836	Deutsche Bank	9/4/14	29,121
USD	2,700,000	NOK	16,669,149	Deutsche Bank	9/4/14	(11,047)
NZD	1,855,919	USD	1,548,941	HSBC Holdings plc	9/4/14	66,383

USD	651,367	NZD	750,000	JPMorgan Chase Bank N.A.	9/4/14	(1,406)
PEN	11,770,500	USD	4,200,000	Barclays Bank plc	9/4/14	(22,039)
USD	2,150,000	PEN	6,081,275	Barclays Bank plc	9/4/14	(8,560)
PHP	104,472,000	USD	2,400,000	Westpac Group	9/4/14	(5,758)
PLN	8,032,754	USD	2,650,000	Barclays Bank plc	9/4/14	(15,576)
USD	4,700,000	PLN	14,413,960	Barclays Bank plc	9/4/14	(27,206)
USD	1,400,000	PLN	4,303,767	Barclays Bank plc	9/4/14	(11,464)
SEK	13,369,985	USD	1,998,999	Barclays Bank plc	9/4/14	681
USD	2,100,000	SEK	13,979,280	UBS AG	9/4/14	9,191
SGD	2,824,058	USD	2,246,106	HSBC Holdings plc	9/4/14	18,797
USD	2,650,000	SGD	3,318,881	Deutsche Bank	9/4/14	(11,753)
THB	68,628,000	USD	2,100,000	Westpac Group	9/4/14	8,487
TRY	7,667,438	USD	3,600,000	Deutsche Bank	9/4/14	(28,408)
USD	1,750,000	TRY	3,821,423	Barclays Bank plc	9/4/14	(30,068)
USD	3,859,121	TWD	116,005,183	Westpac Group	9/4/14	(32,086)
ZAR	29,756,199	USD	2,750,000	JPMorgan Chase Bank N.A.	9/4/14	18,537
USD	1,400,000	ZAR	15,198,862	Barclays Bank plc	9/4/14	(14,112)
						(358,811)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
264	U.S. Treasury 10-Year Notes	September 2014	33,045,375	176,781
48	U.S. Treasury Long Bonds	September 2014	6,585,000	50,517
39	U.S. Treasury Ultra Long Bonds	September 2014	5,847,563	42,220
			45,477,938	269,518

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America N.A./CDX North America High Yield 14 Index(6)	5,700,000	Sell*	5.00	6/20/15	(35,581)	243,444	207,863

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $227,682,989, which represented 29.5% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Non-income producing.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $387,179.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	735,285,281	—
Municipal Securities	—	11,290,391	—
Asset-Backed Securities	—	3,218,998	—
Common Stocks	2,049,662	—	—
Exchange-Traded Funds	1,009,120	—	—
Preferred Stocks	—	176,318	—
Temporary Cash Investments	—	5,456,629	—
	3,058,782	755,427,617	—
Other Financial Instruments
Futures Contracts	269,518	—	—
Swap Agreements	—	243,444	—
Forward Foreign Currency Exchange Contracts	—	610,504	—
	269,518	853,948	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(969,315)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$723,472,566
Gross tax appreciation of investments	$42,312,316
Gross tax depreciation of investments	(7,298,483)
Net tax appreciation (depreciation) of investments	$35,013,833

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
June 30, 2014

NT Diversified Bond - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 29.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.7%
FHLMC, VRN, 1.76%, 7/15/14	1,466,565	1,488,240
FHLMC, VRN, 1.84%, 7/15/14	2,665,523	2,710,348
FHLMC, VRN, 1.97%, 7/15/14	1,961,243	2,007,220
FHLMC, VRN, 1.98%, 7/15/14	2,144,953	2,189,441
FHLMC, VRN, 2.08%, 7/15/14	4,213,873	4,251,454
FHLMC, VRN, 2.26%, 7/15/14	3,770,904	4,010,243
FHLMC, VRN, 2.36%, 7/15/14	4,815,253	4,819,420
FHLMC, VRN, 2.375%, 7/15/14	7,164,201	7,653,237
FHLMC, VRN, 2.40%, 7/15/14	1,563,858	1,672,666
FHLMC, VRN, 2.45%, 7/15/14	4,425,916	4,720,697
FHLMC, VRN, 2.57%, 7/15/14	458,511	478,529
FHLMC, VRN, 2.87%, 7/15/14	1,304,963	1,342,567
FHLMC, VRN, 3.24%, 7/15/14	615,348	657,829
FHLMC, VRN, 3.29%, 7/15/14	2,089,642	2,201,121
FHLMC, VRN, 3.54%, 7/15/14	506,337	536,505
FHLMC, VRN, 3.78%, 7/15/14	595,592	626,763
FHLMC, VRN, 3.80%, 7/15/14	1,364,269	1,436,437
FHLMC, VRN, 4.05%, 7/15/14	846,553	895,100
FHLMC, VRN, 4.33%, 7/15/14	3,126,849	3,300,555
FHLMC, VRN, 4.52%, 7/15/14	3,431,439	3,592,062
FHLMC, VRN, 5.12%, 7/15/14	833,791	893,657
FHLMC, VRN, 5.21%, 7/15/14	1,007,668	1,056,105
FHLMC, VRN, 5.37%, 7/15/14	891,553	953,576
FHLMC, VRN, 5.78%, 7/15/14	2,514,021	2,678,109
FHLMC, VRN, 5.95%, 7/15/14	1,899,044	2,012,544
FHLMC, VRN, 6.12%, 7/15/14	883,408	945,351
FNMA, VRN, 1.90%, 7/25/14	3,835,064	4,085,282
FNMA, VRN, 1.92%, 7/25/14	5,926,146	6,250,642
FNMA, VRN, 1.94%, 7/25/14	5,304,405	5,671,843
FNMA, VRN, 1.94%, 7/25/14	6,180,134	6,529,116
FNMA, VRN, 1.94%, 7/25/14	10,559,808	11,262,756
FNMA, VRN, 1.94%, 7/25/14	5,541,479	5,944,212
FNMA, VRN, 2.31%, 7/25/14	3,657,721	3,904,751
FNMA, VRN, 2.32%, 7/25/14	3,702,758	3,955,957
FNMA, VRN, 2.70%, 7/25/14	2,096,276	2,143,241
FNMA, VRN, 3.08%, 7/25/14	641,991	671,746
FNMA, VRN, 3.34%, 7/25/14	520,973	540,918
FNMA, VRN, 3.36%, 7/25/14	539,093	579,200
FNMA, VRN, 3.77%, 7/25/14	880,960	929,480
FNMA, VRN, 3.92%, 7/25/14	1,309,862	1,382,091
FNMA, VRN, 5.30%, 7/25/14	1,381,515	1,487,161
FNMA, VRN, 6.03%, 7/25/14	226,491	245,420
		114,713,592

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.6%
FHLMC, 6.50%, 6/1/16	962	999
FHLMC, 6.50%, 6/1/16	2,194	2,263
FHLMC, 5.00%, 4/1/19	1,027,155	1,091,845
FHLMC, 7.00%, 9/1/27	499	572
FHLMC, 6.50%, 1/1/28	807	916
FHLMC, 7.00%, 2/1/28	138	160
FHLMC, 6.50%, 3/1/29	4,759	5,467
FHLMC, 6.50%, 6/1/29	4,346	4,900
FHLMC, 7.00%, 8/1/29	526	589
FHLMC, 6.50%, 5/1/31	118	133
FHLMC, 6.50%, 5/1/31	3,051	3,441
FHLMC, 6.50%, 6/1/31	75	84
FHLMC, 6.50%, 6/1/31	87	98
FHLMC, 6.50%, 6/1/31	360	406
FHLMC, 5.50%, 12/1/33	67,032	75,988
FHLMC, 6.00%, 2/1/38	643,836	722,490
FHLMC, 5.50%, 4/1/38	361,452	403,262
FHLMC, 6.00%, 5/1/38	592,537	667,009
FHLMC, 6.00%, 8/1/38	50,433	56,835
FHLMC, 5.50%, 9/1/38	1,942,544	2,185,748
FHLMC, 4.00%, 4/1/41	6,356,271	6,759,846
FHLMC, 6.50%, 7/1/47	12,319	13,435
FNMA, 3.00%, 7/14/14(2)(8)	25,500,000	25,173,281
FNMA, 3.50%, 7/14/14(2)(8)	73,000,000	75,087,340
FNMA, 4.00%, 7/14/14(2)(8)	98,900,000	104,895,813
FNMA, 4.50%, 7/14/14(2)(8)	72,000,000	77,949,842
FNMA, 5.00%, 7/14/14(2)(8)	59,000,000	65,499,234
FNMA, 5.50%, 7/14/14(2)(8)	50,000,000	55,945,325
FNMA, 5.50%, 12/1/16	9,185	9,754
FNMA, 5.50%, 12/1/16	2,496	2,650
FNMA, 6.50%, 1/1/26	3,399	3,841
FNMA, 7.00%, 12/1/27	657	736
FNMA, 6.50%, 1/1/28	530	598
FNMA, 7.50%, 4/1/28	2,584	2,928
FNMA, 7.00%, 5/1/28	2,490	2,651
FNMA, 7.00%, 6/1/28	93	103
FNMA, 6.50%, 1/1/29	721	820
FNMA, 6.50%, 4/1/29	1,913	2,158
FNMA, 7.00%, 7/1/29	1,281	1,430
FNMA, 7.50%, 7/1/29	7,106	8,094
FNMA, 7.50%, 9/1/30	1,654	1,991
FNMA, 6.625%, 11/15/30	17,010,000	24,011,146
FNMA, 5.00%, 7/1/31	5,389,654	6,049,853
FNMA, 7.00%, 9/1/31	9,711	10,919
FNMA, 6.50%, 1/1/32	4,636	5,299
FNMA, 6.50%, 8/1/32	11,858	13,426

FNMA, 5.50%, 6/1/33	36,462	41,138
FNMA, 5.50%, 7/1/33	228,135	256,357
FNMA, 5.50%, 8/1/33	81,814	91,819
FNMA, 5.50%, 9/1/33	109,912	124,786
FNMA, 5.00%, 11/1/33	474,304	529,486
FNMA, 6.00%, 12/1/33	1,736,215	1,969,567
FNMA, 5.50%, 1/1/34	102,950	115,755
FNMA, 5.50%, 12/1/34	258,673	289,462
FNMA, 4.50%, 1/1/35	372,380	404,629
FNMA, 5.00%, 8/1/35	218,010	242,495
FNMA, 5.00%, 2/1/36	1,647,751	1,832,333
FNMA, 5.50%, 7/1/36	99,806	111,599
FNMA, 5.50%, 2/1/37	46,491	51,985
FNMA, 6.00%, 4/1/37	382,131	430,906
FNMA, 6.00%, 7/1/37	1,030,201	1,159,648
FNMA, 6.00%, 8/1/37	831,302	938,690
FNMA, 6.50%, 8/1/37	122,243	135,268
FNMA, 6.00%, 9/1/37	883,289	996,581
FNMA, 6.00%, 11/1/37	337,682	380,427
FNMA, 5.50%, 2/1/38	2,415,848	2,702,809
FNMA, 5.50%, 2/1/38	383,491	428,807
FNMA, 5.50%, 6/1/38	700,567	787,563
FNMA, 5.00%, 1/1/39	453,429	509,818
FNMA, 4.50%, 2/1/39	1,135,853	1,231,150
FNMA, 5.50%, 3/1/39	1,887,281	2,110,292
FNMA, 4.50%, 4/1/39	782,764	857,883
FNMA, 4.50%, 5/1/39	1,951,029	2,146,803
FNMA, 6.50%, 5/1/39	405,512	457,400
FNMA, 4.50%, 6/1/39	8,362,881	9,139,499
FNMA, 4.50%, 6/1/39	1,431,595	1,563,232
FNMA, 5.00%, 8/1/39	1,174,935	1,318,376
FNMA, 4.50%, 9/1/39	3,091,985	3,384,663
FNMA, 4.50%, 10/1/39	3,071,279	3,365,024
FNMA, 5.00%, 4/1/40	6,369,123	7,077,847
FNMA, 5.00%, 4/1/40	3,917,633	4,358,995
FNMA, 5.00%, 6/1/40	6,305,238	7,010,356
FNMA, 4.00%, 10/1/40	2,997,611	3,193,944
FNMA, 4.50%, 11/1/40	2,794,243	3,054,780
FNMA, 4.00%, 8/1/41	5,275,946	5,614,345
FNMA, 4.50%, 9/1/41	2,930,890	3,178,890
FNMA, 3.50%, 10/1/41	4,226,831	4,354,209
FNMA, 3.50%, 5/1/42	3,230,823	3,328,185
FNMA, 3.50%, 6/1/42	3,149,712	3,245,787
FNMA, 3.50%, 9/1/42	6,560,090	6,757,781
FNMA, 6.50%, 8/1/47	19,708	21,615
FNMA, 6.50%, 8/1/47	23,547	25,860
FNMA, 6.50%, 9/1/47	66,173	72,538

FNMA, 6.50%, 9/1/47	2,486	2,726
FNMA, 6.50%, 9/1/47	8,983	9,858
FNMA, 6.50%, 9/1/47	13,043	14,299
FNMA, 6.50%, 9/1/47	3,487	3,821
GNMA, 3.50%, 7/21/14(2)(8)	10,000,000	10,390,625
GNMA, 4.00%, 7/21/14(2)(8)	16,000,000	17,077,499
GNMA, 7.00%, 11/15/22	1,548	1,689
GNMA, 7.00%, 4/20/26	486	557
GNMA, 7.50%, 8/15/26	978	1,151
GNMA, 8.00%, 8/15/26	464	530
GNMA, 7.50%, 5/15/27	987	1,105
GNMA, 8.00%, 6/15/27	1,378	1,442
GNMA, 7.50%, 11/15/27	219	227
GNMA, 7.00%, 2/15/28	466	475
GNMA, 7.50%, 2/15/28	417	429
GNMA, 6.50%, 3/15/28	1,455	1,660
GNMA, 7.00%, 4/15/28	245	246
GNMA, 6.50%, 5/15/28	3,974	4,518
GNMA, 7.00%, 12/15/28	785	821
GNMA, 7.00%, 5/15/31	4,772	5,637
GNMA, 6.00%, 7/15/33	1,254,917	1,452,217
GNMA, 4.50%, 8/15/33	1,647,337	1,810,420
GNMA, 5.00%, 3/20/36	218,408	241,693
GNMA, 5.00%, 4/20/36	463,877	513,492
GNMA, 5.00%, 5/20/36	708,581	784,226
GNMA, 5.50%, 1/15/39	1,525,846	1,736,335
GNMA, 6.00%, 1/20/39	98,768	111,508
GNMA, 6.00%, 2/20/39	566,701	645,659
GNMA, 4.50%, 6/15/39	4,654,169	5,087,377
GNMA, 5.50%, 9/15/39	223,087	251,019
GNMA, 5.00%, 10/15/39	2,426,244	2,687,823
GNMA, 4.50%, 1/15/40	2,961,662	3,237,408
GNMA, 4.00%, 11/20/40	6,732,151	7,218,607
GNMA, 4.00%, 12/15/40	2,355,282	2,518,076
GNMA, 4.50%, 6/15/41	1,448,564	1,583,628
GNMA, 4.50%, 7/20/41	3,063,995	3,353,071
GNMA, 3.50%, 6/20/42	796,898	830,959
GNMA, 3.50%, 7/20/42	5,265,768	5,491,085
		605,151,018
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $711,874,278)		719,864,610
CORPORATE BONDS — 28.9%
AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20	1,520,000	1,666,909
L-3 Communications Corp., 3.95%, 5/28/24	540,000	544,919
Lockheed Martin Corp., 7.65%, 5/1/16	220,000	248,177
Lockheed Martin Corp., 4.25%, 11/15/19	1,100,000	1,215,104
Raytheon Co., 2.50%, 12/15/22	560,000	538,493

United Technologies Corp., 6.125%, 2/1/19		410,000	484,891
United Technologies Corp., 3.10%, 6/1/22		330,000	334,672
United Technologies Corp., 6.05%, 6/1/36		230,000	292,634
United Technologies Corp., 5.70%, 4/15/40		1,420,000	1,746,694
United Technologies Corp., 4.50%, 6/1/42		600,000	629,810
			7,702,303
AUTO COMPONENTS — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(3)		1,620,000	1,624,050
Tenneco, Inc., 6.875%, 12/15/20		829,000	906,719
			2,530,769
AUTOMOBILES — 0.6%
American Honda Finance Corp., 1.50%, 9/11/17(3)		930,000	935,731
American Honda Finance Corp., 2.125%, 10/10/18		920,000	935,423
Daimler Finance North America LLC, 1.30%, 7/31/15(3)		900,000	907,501
Daimler Finance North America LLC, 2.625%, 9/15/16(3)		950,000	981,996
Ford Motor Co., 4.75%, 1/15/43		460,000	466,053
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		730,000	772,492
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,580,000	3,985,646
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,469,791
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		980,000	1,151,793
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)		1,060,000	1,097,100
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(3)		1,800,000	1,848,864
			14,552,390
BANKS — 4.3%
Bank of America Corp., 4.50%, 4/1/15		1,560,000	1,606,784
Bank of America Corp., 3.75%, 7/12/16		960,000	1,010,298
Bank of America Corp., 6.50%, 8/1/16		1,050,000	1,164,293
Bank of America Corp., 5.75%, 12/1/17		6,665,000	7,531,663
Bank of America Corp., 5.625%, 7/1/20		2,320,000	2,672,004
Bank of America Corp., 5.70%, 1/24/22		1,730,000	2,004,677
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,323,334
Bank of America Corp., MTN, 4.00%, 4/1/24		670,000	685,836
Bank of America Corp., MTN, 5.00%, 1/21/44		490,000	520,990
Bank of America N.A., 5.30%, 3/15/17		1,500,000	1,650,576
Bank of America N.A., 6.00%, 10/15/36		650,000	789,772
Bank of Nova Scotia, 2.55%, 1/12/17		900,000	934,422
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,644,873
Barclays Bank plc, 3.75%, 5/15/24		1,000,000	1,007,513
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	4,691,897
BB&T Corp., MTN, 3.20%, 3/15/16		$390,000	405,742
BB&T Corp., MTN, 2.05%, 6/19/18		570,000	576,737
BPCE SA, 5.15%, 7/21/24(3)		1,670,000	1,765,497
Capital One Financial Corp., 2.15%, 3/23/15		700,000	708,604
Capital One Financial Corp., 1.00%, 11/6/15		450,000	451,360
Citigroup, Inc., 4.45%, 1/10/17		3,200,000	3,450,538
Citigroup, Inc., 5.50%, 2/15/17		1,110,000	1,221,326
Citigroup, Inc., 1.75%, 5/1/18		3,980,000	3,956,848

Citigroup, Inc., 2.50%, 9/26/18		1,250,000	1,271,988
Citigroup, Inc., 4.50%, 1/14/22		1,970,000	2,140,405
Citigroup, Inc., 4.05%, 7/30/22		400,000	410,299
Citigroup, Inc., 3.875%, 10/25/23		1,810,000	1,856,483
Citigroup, Inc., 3.75%, 6/16/24		3,000,000	3,012,798
Citigroup, Inc., 6.68%, 9/13/43		500,000	623,687
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	500,000	781,911
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$1,270,000	1,346,899
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		480,000	488,597
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	1,100,000	1,654,443
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	782,684
HBOS plc, MTN, 6.75%, 5/21/18(3)		1,120,000	1,292,367
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	2,428,577
ING Bank NV, 2.00%, 9/25/15(3)		$420,000	426,867
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		1,070,000	1,084,146
JPMorgan Chase & Co., 6.00%, 1/15/18		400,000	458,246
JPMorgan Chase & Co., 4.625%, 5/10/21		5,860,000	6,466,926
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	3,902,694
JPMorgan Chase & Co., 3.625%, 5/13/24		1,480,000	1,488,115
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		2,070,000	2,265,650
KeyCorp, MTN, 2.30%, 12/13/18		1,470,000	1,488,471
KFW, 2.00%, 6/1/16		2,920,000	3,004,838
KFW, 2.00%, 10/4/22		2,630,000	2,540,207
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		430,000	505,431
PNC Funding Corp., 4.375%, 8/11/20		230,000	251,312
Regions Bank, 7.50%, 5/15/18		670,000	797,360
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		1,580,000	1,733,028
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		1,300,000	1,373,635
Standard Chartered plc, 3.95%, 1/11/23(3)		1,000,000	996,020
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	2,200,000	3,209,717
SunTrust Banks, Inc., 3.60%, 4/15/16		$196,000	205,556
Toronto-Dominion Bank (The), MTN, 2.50%, 7/14/16		460,000	476,611
U.S. Bancorp, 3.44%, 2/1/16		450,000	468,827
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,175,121
U.S. Bancorp, MTN, 2.95%, 7/15/22		290,000	285,946
Wells Fargo & Co., 3.68%, 6/15/16		560,000	591,205
Wells Fargo & Co., 5.625%, 12/11/17		190,000	216,329
Wells Fargo & Co., 4.125%, 8/15/23		760,000	790,559
Wells Fargo & Co., 5.61%, 1/15/44		1,366,000	1,568,266
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,020,000	1,046,715
Wells Fargo & Co., MTN, 4.60%, 4/1/21		1,605,000	1,787,822
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,700,000	1,722,680
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16		500,000	541,231
			106,736,253
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		2,270,000	2,806,837
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		2,900,000	3,351,579

Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,880,000	2,763,259
Coca-Cola Co. (The), 1.80%, 9/1/16		770,000	788,435
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		410,000	424,151
Pernod-Ricard SA, 2.95%, 1/15/17(3)		810,000	842,746
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)		2,350,000	2,436,179
			13,413,186
BIOTECHNOLOGY — 0.4%
Amgen, Inc., 2.125%, 5/15/17		880,000	902,440
Amgen, Inc., 5.85%, 6/1/17		400,000	451,430
Amgen, Inc., 4.10%, 6/15/21		2,160,000	2,326,676
Amgen, Inc., 5.375%, 5/15/43		1,300,000	1,437,513
Celgene Corp., 3.25%, 8/15/22		480,000	479,540
Celgene Corp., 3.625%, 5/15/24		850,000	853,211
Gilead Sciences, Inc., 4.40%, 12/1/21		1,470,000	1,615,846
Gilead Sciences, Inc., 3.70%, 4/1/24		700,000	719,867
			8,786,523
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20		350,000	401,012
Ameriprise Financial, Inc., 4.00%, 10/15/23		1,040,000	1,097,917
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		2,030,000	2,341,820
Jefferies Group, Inc., 5.125%, 4/13/18		510,000	559,671
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	2,300,000	4,961,093
			9,361,513
CHEMICALS — 0.6%
Ashland, Inc., 4.75%, 8/15/22		$1,450,000	1,464,500
Dow Chemical Co. (The), 2.50%, 2/15/16		890,000	915,043
Dow Chemical Co. (The), 4.25%, 11/15/20		1,270,000	1,384,224
Eastman Chemical Co., 2.40%, 6/1/17		810,000	834,383
Eastman Chemical Co., 3.60%, 8/15/22		1,020,000	1,047,235
Ecolab, Inc., 3.00%, 12/8/16		450,000	470,877
Ecolab, Inc., 4.35%, 12/8/21		2,090,000	2,294,425
LYB International Finance BV, 4.00%, 7/15/23		320,000	336,395
LYB International Finance BV, 4.875%, 3/15/44		500,000	522,438
LyondellBasell Industries NV, 5.00%, 4/15/19		1,830,000	2,066,127
Mosaic Co. (The), 4.25%, 11/15/23		1,030,000	1,088,825
Mosaic Co. (The), 5.625%, 11/15/43		900,000	1,027,717
			13,452,189
COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20		1,245,000	1,290,131
Covanta Holding Corp., 5.875%, 3/1/24		1,070,000	1,111,462
Pitney Bowes, Inc., 4.625%, 3/15/24		1,590,000	1,646,854
Republic Services, Inc., 3.55%, 6/1/22		1,410,000	1,459,377
Waste Management, Inc., 2.60%, 9/1/16		860,000	890,170
Waste Management, Inc., 4.75%, 6/30/20		830,000	929,050
			7,327,044

COMMUNICATIONS EQUIPMENT — 0.3%
Apple, Inc., 1.00%, 5/3/18		920,000	900,451
Apple, Inc., 2.85%, 5/6/21		1,310,000	1,322,935
Apple, Inc., 2.40%, 5/3/23		1,240,000	1,173,055
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		830,000	845,779
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		1,490,000	1,497,757
Cisco Systems, Inc., 5.90%, 2/15/39		300,000	366,914
Crown Castle International Corp., 5.25%, 1/15/23		674,000	706,015
			6,812,906
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		1,060,000	1,089,788
CONSUMER FINANCE — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		1,450,000	1,661,948
American Express Co., 1.55%, 5/22/18		1,530,000	1,526,375
American Express Credit Corp., 1.30%, 7/29/16		520,000	524,551
Capital One Bank USA N.A., 2.30%, 6/5/19		2,390,000	2,402,746
Capital One Bank USA N.A., 3.375%, 2/15/23		1,580,000	1,565,586
CIT Group, Inc., 4.25%, 8/15/17		3,250,000	3,398,281
CIT Group, Inc., 5.00%, 8/15/22		630,000	654,413
Discover Bank, 2.00%, 2/21/18		1,935,000	1,948,003
Equifax, Inc., 3.30%, 12/15/22		800,000	784,456
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(3)		3,510,000	3,624,075
HSBC Bank USA N.A., 5.875%, 11/1/34		420,000	504,799
John Deere Capital Corp., MTN, 3.15%, 10/15/21		570,000	585,209
PNC Bank N.A., 6.00%, 12/7/17		2,860,000	3,277,843
PNC Bank N.A., 3.80%, 7/25/23		1,150,000	1,192,713
SLM Corp., MTN, 6.25%, 1/25/16		360,000	383,850
			24,034,848
CONTAINERS AND PACKAGING — 0.3%
Ball Corp., 6.75%, 9/15/20		1,040,000	1,114,100
Ball Corp., 4.00%, 11/15/23		1,250,000	1,196,875
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,068,000	2,223,100
Rock-Tenn Co., 3.50%, 3/1/20		1,000,000	1,030,157
Rock-Tenn Co., 4.00%, 3/1/23		1,670,000	1,715,873
			7,280,105
DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17		225,000	221,573
Catholic Health Initiatives, 2.95%, 11/1/22		860,000	827,980
Johns Hopkins University, 4.08%, 7/1/53		260,000	256,804
			1,306,357
DIVERSIFIED FINANCIAL SERVICES — 2.8%
Ally Financial, Inc., 2.75%, 1/30/17		2,490,000	2,524,238
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	1,700,000	3,026,890
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	4,660,340
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$730,000	716,400
General Electric Capital Corp., MTN, 5.625%, 9/15/17		2,250,000	2,548,543
General Electric Capital Corp., MTN, 6.00%, 8/7/19		5,490,000	6,509,504

General Electric Capital Corp., MTN, 4.65%, 10/17/21		3,380,000	3,762,873
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		750,000	762,872
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		4,230,000	4,361,650
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,390,601
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		500,000	510,110
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		1,870,000	2,245,036
Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44(4)		720,000	716,486
Goldman Sachs Group, Inc. (The), MTN, 3.70%, 8/1/15		520,000	536,515
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		3,440,000	3,900,963
HSBC Holdings plc, 5.10%, 4/5/21		1,530,000	1,740,300
HSBC Holdings plc, 4.00%, 3/30/22		290,000	308,896
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	2,200,000	3,636,950
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		$1,070,000	1,084,713
Morgan Stanley, 5.75%, 1/25/21		450,000	523,249
Morgan Stanley, 5.00%, 11/24/25		3,670,000	3,925,538
Morgan Stanley, MTN, 6.625%, 4/1/18		3,170,000	3,708,367
Morgan Stanley, MTN, 5.625%, 9/23/19		4,990,000	5,745,276
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,300,000	3,866,923
UBS AG (Stamford Branch), 5.875%, 12/20/17		$2,191,000	2,504,033
Union Bank N.A., 2.625%, 9/26/18		600,000	617,428
			68,834,694
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc., 3.875%, 8/15/21		1,780,000	1,895,761
AT&T, Inc., 2.625%, 12/1/22		3,440,000	3,300,456
AT&T, Inc., 6.55%, 2/15/39		868,000	1,077,798
AT&T, Inc., 4.30%, 12/15/42		950,000	902,700
AT&T, Inc., 4.80%, 6/15/44		1,200,000	1,231,648
British Telecommunications plc, 5.95%, 1/15/18		3,260,000	3,731,347
CenturyLink, Inc., 6.00%, 4/1/17		1,000,000	1,108,750
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		620,000	678,900
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)		2,900,000	2,976,659
Frontier Communications Corp., 8.25%, 4/15/17		1,250,000	1,457,812
Orange SA, 4.125%, 9/14/21		1,470,000	1,580,406
Orange SA, 5.50%, 2/6/44		330,000	369,327
Telecom Italia Capital SA, 7.00%, 6/4/18		1,665,000	1,918,912
Telecom Italia Capital SA, 6.00%, 9/30/34		870,000	876,525
Telecom Italia SpA, 5.30%, 5/30/24(3)		700,000	704,375
Telefonica Emisiones SAU, 5.88%, 7/15/19		400,000	464,201
Telefonica Emisiones SAU, 5.46%, 2/16/21		2,180,000	2,477,803
Verizon Communications, Inc., 3.65%, 9/14/18		2,000,000	2,137,738
Verizon Communications, Inc., 4.50%, 9/15/20		820,000	903,062
Verizon Communications, Inc., 5.15%, 9/15/23		2,220,000	2,487,672
Verizon Communications, Inc., 6.40%, 9/15/33		1,770,000	2,171,668
Verizon Communications, Inc., 5.05%, 3/15/34		2,020,000	2,159,630
Verizon Communications, Inc., 7.35%, 4/1/39		500,000	668,672
Verizon Communications, Inc., 4.75%, 11/1/41		1,870,000	1,891,112
Verizon Communications, Inc., 6.55%, 9/15/43		1,810,000	2,282,356

Windstream Corp., 7.875%, 11/1/17	230,000	265,938
		41,721,228
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	6,000	7,005
ELECTRICAL EQUIPMENT†
Belden, Inc., 5.25%, 7/15/24(3)	870,000	880,875
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	784,013
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	207,575
		991,588
ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	540,000	562,201
Ensco plc, 4.70%, 3/15/21	1,980,000	2,159,216
Schlumberger Investment SA, 3.65%, 12/1/23	1,250,000	1,301,756
Transocean, Inc., 5.05%, 12/15/16	280,000	304,319
Transocean, Inc., 2.50%, 10/15/17	1,040,000	1,062,696
Transocean, Inc., 6.50%, 11/15/20	1,000,000	1,157,893
Transocean, Inc., 6.375%, 12/15/21	230,000	266,360
Weatherford International Ltd., 4.50%, 4/15/22	1,500,000	1,596,702
		8,411,143
FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	1,345,000	1,300,828
Delhaize Group SA, 4.125%, 4/10/19	1,300,000	1,366,423
Delhaize Group SA, 5.70%, 10/1/40	650,000	694,641
Kroger Co. (The), 6.40%, 8/15/17	530,000	607,521
Kroger Co. (The), 3.30%, 1/15/21	1,370,000	1,404,110
Wal-Mart Stores, Inc., 2.55%, 4/11/23	1,050,000	1,012,334
Wal-Mart Stores, Inc., 5.875%, 4/5/27	235,000	291,240
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	497,253
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,010,000	1,224,125
Wal-Mart Stores, Inc., 4.30%, 4/22/44	1,100,000	1,113,549
Walgreen Co., 1.80%, 9/15/17	430,000	434,525
Walgreen Co., 3.10%, 9/15/22	1,470,000	1,446,054
		11,392,603
FOOD PRODUCTS — 0.3%
Kellogg Co., 4.45%, 5/30/16	320,000	341,264
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,424,912
Mondelez International, Inc., 4.00%, 2/1/24	1,000,000	1,037,227
Mondelez International, Inc., 6.50%, 2/9/40	1,033,000	1,325,317
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	328,726
Tyson Foods, Inc., 4.50%, 6/15/22	2,190,000	2,299,285
		6,756,731
GAS UTILITIES — 1.5%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	2,410,000	2,590,750
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	317,625
El Paso Corp., 7.25%, 6/1/18	710,000	812,063
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	1,160,000	1,364,376

Enable Midstream Partners LP, 3.90%, 5/15/24(3)	1,170,000	1,169,199
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	629,924
Enbridge Energy Partners LP, 5.20%, 3/15/20	220,000	245,945
Enbridge, Inc., 4.50%, 6/10/44	860,000	850,751
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,264,400
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,291,320
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	376,658
Energy Transfer Partners LP, 3.60%, 2/1/23	1,370,000	1,359,163
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	502,568
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	432,201
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	600,656
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	891,542
Enterprise Products Operating LLC, 4.85%, 3/15/44	930,000	961,608
Enterprise Products Operating LLC, 5.10%, 2/15/45	840,000	898,608
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,393,612
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	618,175
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	2,290,000	2,341,857
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,460,000	1,725,482
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	761,270
Magellan Midstream Partners LP, 5.15%, 10/15/43	670,000	735,706
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	501,000	546,090
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	630,000	683,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	1,690,000	1,732,250
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,799,038
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,270,000	2,242,161
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,450,000	1,448,187
TransCanada PipeLines Ltd., 2.50%, 8/1/22	880,000	850,590
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	606,799
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	708,421
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,120,901
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,827,631
		37,701,077
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	680,000	675,375
Medtronic, Inc., 2.75%, 4/1/23	900,000	871,425
		1,546,800
HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Aetna, Inc., 2.75%, 11/15/22	670,000	648,094
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,060,000	1,114,325
Express Scripts Holding Co., 2.65%, 2/15/17	2,950,000	3,066,289
Express Scripts Holding Co., 7.25%, 6/15/19	980,000	1,202,338
HCA, Inc., 3.75%, 3/15/19	2,940,000	2,973,075
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,072,500
NYU Hospitals Center, 4.43%, 7/1/42	400,000	376,278
UnitedHealth Group, Inc., 2.875%, 3/15/23	830,000	815,322
UnitedHealth Group, Inc., 4.25%, 3/15/43	700,000	685,626
Universal Health Services, Inc., 7.125%, 6/30/16	630,000	704,812

WellPoint, Inc., 3.125%, 5/15/22	970,000	969,762
WellPoint, Inc., 3.30%, 1/15/23	280,000	280,035
		13,908,456
HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	800,000	803,491
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	920,000	970,600
Wyndham Worldwide Corp., 2.95%, 3/1/17	600,000	623,511
		2,397,602
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18	1,950,000	2,003,625
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	700,375
Lennar Corp., 4.75%, 12/15/17	1,470,000	1,561,875
Lennar Corp., 4.50%, 6/15/19	1,560,000	1,600,950
MDC Holdings, Inc., 5.50%, 1/15/24	1,050,000	1,096,082
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	833,400
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(3)	350,000	361,375
		8,157,682
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(3)	360,000	370,800
General Electric Co., 5.25%, 12/6/17	900,000	1,016,054
General Electric Co., 2.70%, 10/9/22	1,090,000	1,071,827
General Electric Co., 4.125%, 10/9/42	1,050,000	1,039,389
		3,498,070
INSURANCE — 1.2%
Allstate Corp. (The), 4.50%, 6/15/43	480,000	498,562
Allstate Corp. (The), VRN, 5.75%, 8/15/23	630,000	677,836
American International Group, Inc., 6.40%, 12/15/20	1,880,000	2,272,298
American International Group, Inc., 4.875%, 6/1/22	2,290,000	2,553,071
American International Group, Inc., MTN, 5.85%, 1/16/18	1,410,000	1,610,766
American International Group, Inc., VRN, 8.18%, 5/15/38	560,000	774,200
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,155,000	2,375,784
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	430,000	432,899
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,000,000	1,033,370
Genworth Holdings, Inc., 7.20%, 2/15/21	230,000	280,560
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	430,000	472,248
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	390,000	443,988
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	280,000	339,509
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	820,000	897,925
Lincoln National Corp., 6.25%, 2/15/20	1,115,000	1,325,309
Markel Corp., 4.90%, 7/1/22	1,100,000	1,206,726
Markel Corp., 3.625%, 3/30/23	650,000	649,336
MetLife, Inc., 1.76%, 12/15/17	470,000	475,118
MetLife, Inc., 4.125%, 8/13/42	450,000	438,930
MetLife, Inc., 4.875%, 11/13/43	340,000	368,468
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	1,790,000	1,778,245
Principal Financial Group, Inc., 3.30%, 9/15/22	330,000	328,857
Prudential Financial, Inc., 5.625%, 5/12/41	1,160,000	1,355,932

Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,985,813
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	199,539
Travelers Cos., Inc. (The), 4.60%, 8/1/43	620,000	655,367
Voya Financial, Inc., 5.50%, 7/15/22	1,700,000	1,949,329
Voya Financial, Inc., 5.70%, 7/15/43	900,000	1,056,764
Voya Financial, Inc., VRN, 5.65%, 5/15/23	200,000	204,500
WR Berkley Corp., 4.625%, 3/15/22	750,000	806,585
		29,447,834
INTERNET SOFTWARE AND SERVICES — 0.1%
Google, Inc., 3.375%, 2/25/24	1,000,000	1,024,578
Netflix, Inc., 5.375%, 2/1/21	1,040,000	1,094,600
Netflix, Inc., 5.75%, 3/1/24(3)	310,000	325,500
		2,444,678
IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	850,000	849,466
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	578,837
Fidelity National Information Services, Inc., 3.50%, 4/15/23	900,000	886,691
International Business Machines Corp., 3.375%, 8/1/23	1,100,000	1,110,870
Xerox Corp., 2.95%, 3/15/17	440,000	459,531
		3,885,395
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	686,558
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,060,000	1,110,057
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	500,000	556,148
		2,352,763
MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,084,766
Deere & Co., 5.375%, 10/16/29	1,070,000	1,280,087
Oshkosh Corp., 5.375%, 3/1/22	2,110,000	2,183,850
Terex Corp., 6.50%, 4/1/20	480,000	523,440
		5,072,143
MEDIA — 1.6%
21st Century Fox America, Inc., 3.00%, 9/15/22	2,170,000	2,139,130
21st Century Fox America, Inc., 6.90%, 8/15/39	710,000	930,464
CBS Corp., 4.85%, 7/1/42	360,000	358,034
Comcast Corp., 5.90%, 3/15/16	600,000	653,428
Comcast Corp., 6.40%, 5/15/38	1,290,000	1,653,872
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,000,000	2,234,918
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	1,450,000	1,540,863
Discovery Communications LLC, 5.625%, 8/15/19	640,000	733,609
Discovery Communications LLC, 3.25%, 4/1/23	1,270,000	1,248,265
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,127,100
DISH DBS Corp., 4.625%, 7/15/17	500,000	531,875
Embarq Corp., 8.00%, 6/1/36	430,000	471,925
Gannett Co., Inc., 5.125%, 7/15/20(3)	1,970,000	2,031,562
Grupo Televisa SAB, 5.00%, 5/13/45	500,000	503,495
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,452,534

Lamar Media Corp., 5.375%, 1/15/24(3)	1,410,000	1,466,400
NBCUniversal Media LLC, 5.15%, 4/30/20	2,670,000	3,058,520
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,162,160
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,481,814
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	770,000	779,625
Omnicom Group, Inc., 3.625%, 5/1/22	240,000	247,204
Qwest Corp., 7.50%, 10/1/14	120,000	122,037
SBA Telecommunications, Inc., 8.25%, 8/15/19	260,000	272,870
Time Warner Cable, Inc., 6.75%, 7/1/18	150,000	177,634
Time Warner Cable, Inc., 5.50%, 9/1/41	520,000	582,897
Time Warner Cable, Inc., 4.50%, 9/15/42	1,340,000	1,307,283
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,773,467
Time Warner, Inc., 7.70%, 5/1/32	440,000	611,923
Time Warner, Inc., 5.375%, 10/15/41	650,000	707,933
Time Warner, Inc., 5.35%, 12/15/43	880,000	959,395
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,245,519
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,253,556
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	685,252
		39,506,563
METALS AND MINING — 0.6%
ArcelorMittal, 5.75%, 8/5/20	355,000	382,956
Barrick Gold Corp., 4.10%, 5/1/23	1,100,000	1,096,867
Barrick North America Finance LLC, 4.40%, 5/30/21	1,300,000	1,361,597
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	570,859
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	514,628
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	650,000	702,023
Newmont Mining Corp., 6.25%, 10/1/39	290,000	305,329
Southern Copper Corp., 5.25%, 11/8/42	340,000	314,051
Steel Dynamics, Inc., 6.125%, 8/15/19	1,290,000	1,409,325
Steel Dynamics, Inc., 7.625%, 3/15/20	930,000	999,750
Teck Resources Ltd., 3.15%, 1/15/17	460,000	479,592
Vale Overseas Ltd., 5.625%, 9/15/19	2,205,000	2,490,239
Vale Overseas Ltd., 4.625%, 9/15/20	1,720,000	1,855,656
Vale SA, 5.625%, 9/11/42	310,000	305,257
Xstrata Canada Financial Corp., 2.85%, 11/10/14(3)	1,000,000	1,005,887
		13,794,016
MULTI-UTILITIES — 1.6%
Calpine Corp., 7.875%, 7/31/20(3)	1,760,000	1,918,400
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	276,582
CMS Energy Corp., 4.25%, 9/30/15	290,000	302,164
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,148,415
CMS Energy Corp., 3.875%, 3/1/24	1,440,000	1,498,497
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	841,233
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,439,879
Consumers Energy Co., 2.85%, 5/15/22	230,000	230,508
Consumers Energy Co., 3.375%, 8/15/23	700,000	720,888
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	950,256

Dominion Resources, Inc., 2.75%, 9/15/22	540,000	527,996
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,641,702
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	990,000	1,074,645
DPL, Inc., 6.50%, 10/15/16	1,830,000	1,980,975
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	400,000	485,176
Duke Energy Corp., 1.625%, 8/15/17	500,000	504,686
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,308,366
Duke Energy Florida, Inc., 6.35%, 9/15/37	463,000	617,449
Edison International, 3.75%, 9/15/17	2,390,000	2,551,664
Exelon Generation Co. LLC, 5.20%, 10/1/19	330,000	372,345
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,306,758
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	445,119
FirstEnergy Corp., 2.75%, 3/15/18	900,000	911,464
FirstEnergy Corp., 4.25%, 3/15/23	1,460,000	1,455,906
Florida Power Corp., 3.85%, 11/15/42	1,410,000	1,342,973
Georgia Power Co., 4.30%, 3/15/42	410,000	412,231
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,823,250
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	730,000	745,383
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,688,025
Nisource Finance Corp., 4.45%, 12/1/21	510,000	549,562
Nisource Finance Corp., 5.65%, 2/1/45	660,000	744,670
PacifiCorp, 6.00%, 1/15/39	710,000	898,657
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,041,879
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,325,541
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	209,563
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	400,371
Sempra Energy, 6.50%, 6/1/16	840,000	928,485
Sempra Energy, 2.875%, 10/1/22	1,650,000	1,619,800
Southern Power Co., 5.15%, 9/15/41	190,000	211,136
Virginia Electric and Power Co., 3.45%, 2/15/24	1,110,000	1,137,116
Xcel Energy, Inc., 4.80%, 9/15/41	540,000	582,474
		40,172,189
MULTILINE RETAIL — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	466,000	519,568
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	1,090,000	1,139,059
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	810,000	859,505
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	580,000	577,912
Target Corp., 4.00%, 7/1/42	1,250,000	1,182,285
		4,278,329
OIL, GAS AND CONSUMABLE FUELS — 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	650,000	697,125
Anadarko Petroleum Corp., 5.95%, 9/15/16	690,000	764,552
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	1,060,343
Apache Corp., 4.75%, 4/15/43	620,000	651,159
BP Capital Markets plc, 4.50%, 10/1/20	360,000	398,801
BP Capital Markets plc, 2.75%, 5/10/23	890,000	856,103
Chesapeake Energy Corp., 4.875%, 4/15/22	1,580,000	1,637,275

Chevron Corp., 2.43%, 6/24/20	1,020,000	1,035,377
Cimarex Energy Co., 4.375%, 6/1/24	910,000	930,475
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,057,600
Concho Resources, Inc., 7.00%, 1/15/21	2,320,000	2,557,800
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,198,000	1,643,474
Continental Resources, Inc., 5.00%, 9/15/22	1,650,000	1,796,437
Continental Resources, Inc., 4.90%, 6/1/44(3)	830,000	859,491
Denbury Resources, Inc., 4.625%, 7/15/23	1,470,000	1,433,559
Devon Energy Corp., 1.875%, 5/15/17	330,000	335,879
Devon Energy Corp., 5.60%, 7/15/41	630,000	730,665
EOG Resources, Inc., 5.625%, 6/1/19	390,000	454,098
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,569,961
Hess Corp., 6.00%, 1/15/40	630,000	761,047
Marathon Petroleum Corp., 3.50%, 3/1/16	670,000	699,911
Newfield Exploration Co., 6.875%, 2/1/20	585,000	623,025
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,238,864
Peabody Energy Corp., 7.375%, 11/1/16	270,000	298,013
Pemex Project Funding Master Trust, 6.625%, 6/15/35	850,000	1,005,125
Petro-Canada, 6.80%, 5/15/38	1,270,000	1,684,221
Petrobras Global Finance BV, 5.625%, 5/20/43	930,000	846,300
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	1,310,000	1,403,403
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,660,000	1,738,402
Petroleos Mexicanos, 3.125%, 1/23/19(3)	460,000	477,020
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	551,520
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	943,341
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	127,270
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	373,600
Petroleos Mexicanos, 5.50%, 6/27/44	1,290,000	1,349,340
Phillips 66, 4.30%, 4/1/22	1,781,000	1,923,480
Pioneer Natural Resources Co., 3.95%, 7/15/22	520,000	546,759
Plains Exploration & Production Co., 6.875%, 2/15/23	670,000	787,250
Range Resources Corp., 6.75%, 8/1/20	1,630,000	1,760,400
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,735,976
Shell International Finance BV, 3.625%, 8/21/42	730,000	667,156
Shell International Finance BV, 4.55%, 8/12/43	830,000	873,331
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,489,798
Statoil ASA, 3.95%, 5/15/43	290,000	280,473
Statoil ASA, 4.80%, 11/8/43	560,000	618,770
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	1,080,000	1,155,600
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,191,917
Talisman Energy, Inc., 7.75%, 6/1/19	485,000	601,329
Tesoro Corp., 5.375%, 10/1/22	630,000	663,075
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	845,614
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,016,636
Whiting Petroleum Corp., 5.00%, 3/15/19	1,257,000	1,329,277
		53,077,417

PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp., 4.40%, 4/1/22	750,000	773,016
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	2,510,000	2,900,583
International Paper Co., 6.00%, 11/15/41	1,110,000	1,310,585
		4,984,184
PHARMACEUTICALS — 0.6%
AbbVie, Inc., 1.75%, 11/6/17	1,670,000	1,678,003
AbbVie, Inc., 2.90%, 11/6/22	640,000	619,710
Actavis Funding SCS, 3.85%, 6/15/24(3)	820,000	830,087
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,302,308
Actavis, Inc., 3.25%, 10/1/22	1,110,000	1,091,158
Actavis, Inc., 4.625%, 10/1/42	450,000	443,614
Bristol-Myers Squibb Co., 3.25%, 8/1/42	400,000	332,126
Forest Laboratories, Inc., 4.875%, 2/15/21(3)	1,930,000	2,110,011
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	750,000	741,227
Merck & Co., Inc., 2.40%, 9/15/22	1,030,000	994,596
Merck & Co., Inc., 3.60%, 9/15/42	960,000	862,209
Mylan, Inc., 5.40%, 11/29/43	300,000	323,726
Perrigo Co. plc, 4.00%, 11/15/23(3)	1,410,000	1,435,016
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,189,000	1,398,120
Roche Holdings, Inc., 7.00%, 3/1/39(3)	350,000	498,491
Sanofi, 4.00%, 3/29/21	436,000	472,704
		15,133,106
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
American Tower Corp., 5.05%, 9/1/20	480,000	535,469
American Tower Corp., 4.70%, 3/15/22	1,050,000	1,127,151
Boston Properties LP, 5.00%, 6/1/15	300,000	312,027
DDR Corp., 4.75%, 4/15/18	1,670,000	1,818,887
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	277,746
Essex Portfolio LP, 3.625%, 8/15/22	710,000	717,121
Essex Portfolio LP, 3.375%, 1/15/23(3)	370,000	365,314
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,192,594
HCP, Inc., 3.75%, 2/1/16	990,000	1,035,075
Health Care REIT, Inc., 2.25%, 3/15/18	390,000	396,283
Health Care REIT, Inc., 3.75%, 3/15/23	860,000	863,820
Hospitality Properties Trust, 4.65%, 3/15/24	2,490,000	2,612,777
Host Hotels & Resorts LP, 6.00%, 10/1/21	290,000	334,472
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	654,951
Kilroy Realty LP, 3.80%, 1/15/23	2,350,000	2,373,679
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	861,273
Senior Housing Properties Trust, 4.75%, 5/1/24	1,280,000	1,310,131
Simon Property Group LP, 5.75%, 12/1/15	740,000	784,661
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	540,000	654,472
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	790,000	815,651
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	820,000	899,933
		19,943,487

ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,557,789
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	700,000	759,851
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	619,056
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,385,227
CSX Corp., 4.25%, 6/1/21	760,000	830,112
CSX Corp., 3.70%, 11/1/23	1,400,000	1,443,812
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	1,028,482
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,135,335
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	670,000	688,952
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	640,000	655,668
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,200,313
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,299,243
		12,603,840
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	760,000	760,716
SOFTWARE — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	1,060,000	1,144,800
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,117,065
Microsoft Corp., 2.375%, 5/1/23	770,000	738,222
Oracle Corp., 2.50%, 10/15/22	1,735,000	1,662,102
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,053,003
Oracle Corp., 3.40%, 7/8/24(4)	1,120,000	1,117,458
		7,832,650
SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,461,407
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	2,510,000	2,729,625
United Rentals North America, Inc., 5.75%, 7/15/18	2,148,000	2,282,250
		7,473,282
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	480,000	485,544
Dell, Inc., 3.10%, 4/1/16	180,000	184,500
Hewlett-Packard Co., 4.30%, 6/1/21	2,000,000	2,142,528
Seagate HDD Cayman, 4.75%, 6/1/23(3)	1,960,000	1,984,500
		4,797,072
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	1,910,000	2,074,738
L Brands, Inc., 6.90%, 7/15/17	450,000	513,000
PVH Corp., 4.50%, 12/15/22	1,506,000	1,490,940
		4,078,678
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32	90,000	124,905
America Movil SAB de CV, 5.00%, 3/30/20	370,000	412,058
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,101,245
Sprint Communications, 6.00%, 12/1/16	1,060,000	1,156,725
Sprint Communications, 9.00%, 11/15/18(3)	1,320,000	1,603,800
T-Mobile USA, Inc., 6.46%, 4/28/19	1,730,000	1,825,150

Vodafone Group plc, 5.625%, 2/27/17	870,000	968,606
		8,192,489
TOTAL CORPORATE BONDS (Cost $687,325,499)		710,422,559
U.S. TREASURY SECURITIES — 25.9%
U.S. Treasury Bonds, 10.625%, 8/15/15	1,580,000	1,765,958
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	853,406
U.S. Treasury Bonds, 5.50%, 8/15/28	3,250,000	4,248,615
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	6,695,463
U.S. Treasury Bonds, 5.375%, 2/15/31	17,350,000	22,759,678
U.S. Treasury Bonds, 4.375%, 11/15/39	12,100,000	14,465,175
U.S. Treasury Bonds, 4.375%, 5/15/41	3,600,000	4,320,842
U.S. Treasury Bonds, 3.125%, 11/15/41	350,000	338,598
U.S. Treasury Bonds, 2.75%, 11/15/42	8,150,000	7,261,145
U.S. Treasury Bonds, 2.875%, 5/15/43	13,000,000	11,856,403
U.S. Treasury Notes, 0.625%, 7/15/14	22,000,000	22,004,730
U.S. Treasury Notes, 0.50%, 10/15/14	25,000,000	25,033,700
U.S. Treasury Notes, 2.25%, 1/31/15	20,000,000	20,254,680
U.S. Treasury Notes, 0.375%, 3/15/15	30,000,000	30,061,530
U.S. Treasury Notes, 0.25%, 5/31/15	25,000,000	25,032,725
U.S. Treasury Notes, 1.875%, 6/30/15	15,000,000	15,258,690
U.S. Treasury Notes, 0.25%, 7/15/15	12,000,000	12,012,420
U.S. Treasury Notes, 0.375%, 11/15/15(5)	19,250,000	19,294,737
U.S. Treasury Notes, 2.125%, 12/31/15	3,993,000	4,104,756
U.S. Treasury Notes, 0.375%, 1/15/16	26,500,000	26,542,453
U.S. Treasury Notes, 0.50%, 6/15/16	10,000,000	10,012,700
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,654,688
U.S. Treasury Notes, 1.50%, 7/31/16	18,000,000	18,374,760
U.S. Treasury Notes, 0.875%, 11/30/16	9,500,000	9,558,264
U.S. Treasury Notes, 0.625%, 12/15/16	31,500,000	31,481,541
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,220,737
U.S. Treasury Notes, 0.75%, 10/31/17	20,500,000	20,299,797
U.S. Treasury Notes, 0.875%, 1/31/18	21,900,000	21,691,271
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,792,334
U.S. Treasury Notes, 1.00%, 5/31/18	27,280,000	26,981,611
U.S. Treasury Notes, 1.375%, 6/30/18	23,210,000	23,260,784
U.S. Treasury Notes, 1.375%, 7/31/18	12,050,000	12,066,002
U.S. Treasury Notes, 1.375%, 9/30/18	62,200,000	62,117,398
U.S. Treasury Notes, 1.25%, 10/31/18	57,300,000	56,852,372
U.S. Treasury Notes, 1.25%, 11/30/18	16,000,000	15,855,008
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	28,617,028
U.S. Treasury Notes, 2.75%, 11/15/23	9,000,000	9,219,375
TOTAL U.S. TREASURY SECURITIES (Cost $634,081,960)		638,221,374

SOVEREIGN GOVERNMENTS AND AGENCIES — 9.3%
BELGIUM — 4.0%
Belgium Government Bond, 4.25%, 9/28/22	EUR	57,885,000	97,565,909
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19		$520,000	597,740
Brazilian Government International Bond, 4.875%, 1/22/21		1,810,000	1,981,950
Brazilian Government International Bond, 2.625%, 1/5/23		1,610,000	1,490,860
			4,070,550
CANADA†
Province of Ontario Canada, 1.00%, 7/22/16		900,000	906,471
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		920,000	952,660
Chile Government International Bond, 3.625%, 10/30/42		500,000	441,250
			1,393,910
COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		1,970,000	2,118,735
Colombia Government International Bond, 6.125%, 1/18/41		820,000	988,100
			3,106,835
ITALY — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		1,300,000	1,667,557
MEXICO — 0.5%
Mexico Government International Bond, 5.625%, 1/15/17		300,000	333,750
Mexico Government International Bond, MTN, 5.95%, 3/19/19		1,450,000	1,692,150
Mexico Government International Bond, 5.125%, 1/15/20		1,820,000	2,066,610
Mexico Government International Bond, 4.00%, 10/2/23		3,880,000	4,082,730
Mexico Government International Bond, 6.05%, 1/11/40		270,000	328,590
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,770,000	2,839,250
			11,343,080
NORWAY — 1.7%
Norway Government Bond, 3.75%, 5/25/21	NOK	238,000,000	43,029,854
PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$730,000	920,895
Peruvian Government International Bond, 5.625%, 11/18/50		1,240,000	1,395,000
			2,315,895
PHILIPPINES — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		1,590,000	1,691,362
Philippine Government International Bond, 6.375%, 10/23/34		1,430,000	1,805,375
			3,496,737
POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		450,000	507,375
Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,022,700
			1,530,075
SOUTH AFRICA†
South Africa Government International Bond, 4.67%, 1/17/24		760,000	778,050

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		750,000	795,913

Korea Development Bank (The), 3.25%, 3/9/16		540,000	560,895
Korea Development Bank (The), 4.00%, 9/9/16		710,000	755,204
			2,112,012
SWEDEN — 1.2%
Sweden Government Bond, 3.50%, 6/1/22	SEK	178,000,000	30,630,077
TURKEY — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$1,760,000	1,629,320
UNITED KINGDOM — 0.9%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	11,110,000	22,880,857
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$340,000	297,500
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $221,081,292)			228,754,689
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 5.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Adjustable Rate Mortgage Trust 2004-4, Series 2004-4, Class 4A1, VRN, 2.52%, 7/1/14		3,839,465	3,862,565
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		382,603	303,504
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.73%, 7/1/14		2,690,751	2,728,273
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.84%, 7/1/14		1,170,137	1,178,088
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		222,031	228,113
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.64%, 7/1/14		4,676,984	4,695,219
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		684,106	718,725
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.63%, 7/1/14		877,662	886,051
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37		358,113	376,965
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 7/1/14		2,972,860	2,988,345
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 7/1/14		672,109	671,431
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34		319,680	340,907
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		28,578	28,183
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35		128,016	126,664
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 7/1/14		183,712	184,294
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.14%, 7/1/14		1,181,265	1,168,569
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 7/1/14		2,016,860	2,028,063
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.64%, 7/1/14		4,608,980	4,626,250
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.59%, 7/1/14		871,289	873,575
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/14		2,779,742	2,811,809
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19		128,655	129,899
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 7/1/14		528,830	541,371
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.59%, 7/1/14		1,526,373	1,547,587
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/14		829,749	799,251
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 7/1/14		1,167,450	1,188,448
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/14(3)		1,569,529	1,555,034

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 7/1/14	7,132,512	7,305,671
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	140,636	148,558
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.14%, 7/25/14	3,340,529	3,327,374
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 7/1/14	2,245,867	2,224,089
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.62%, 7/1/14	461,966	469,154
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/14	601,096	607,777
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/14(3)	5,142,478	5,347,776
Thornburg Mortgage Securities Trust 2004-3, Series 2004-3, Class A, VRN, 0.89%, 7/25/14	3,409,041	3,325,366
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	234,727	252,307
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 7/1/14	207,035	211,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.63%, 7/1/14	2,860,733	2,889,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.79%, 7/1/14	830,130	839,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 7/1/14	4,333,303	4,455,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/14	4,747,255	4,852,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A1, 5.50%, 12/25/35	1,380,513	1,422,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	855,533	883,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	1,829,313	1,885,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	168,245	172,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	716,715	755,016
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	5,287,794	5,586,440
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	1,333,588	1,399,399
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 7/1/14	4,185,075	4,280,591
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 7/1/14	7,016,319	7,122,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 7/1/14	486,020	503,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 7/1/14	3,398,885	3,449,771
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 7/1/14	1,268,778	1,306,719
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 7/1/14	3,584,845	3,635,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,453,012	1,543,107
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,485,115	2,600,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	459,247	452,322
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	805,085	840,001

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	691,840	710,264
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,459,526	1,517,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	934,046	970,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	213,842	221,917
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 7/1/14	475,141	480,226
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	2,299,582	2,431,443
		117,014,331
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
FHLMC, Series 2684, Class FP, VRN, 0.65%, 7/15/14	969,849	973,946
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	272,435	296,299
FHLMC, Series 3397, Class GF, VRN, 0.65%, 7/15/14	3,976,811	4,002,603
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	729	813
FNMA, Series 2006-43, Class FM, VRN, 0.45%, 7/25/14	500,851	500,256
FNMA, Series 2007-36, Class FB, VRN, 0.55%, 7/25/14	396,415	398,302
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	12,700,000	12,705,429
		18,877,648
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,610,603)		135,891,979
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 4.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/14	1,125,000	1,185,821
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	10,375,000	10,301,944
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	7,600,000	7,558,477
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4, VRN, 4.93%, 7/1/14	4,382,296	4,465,558
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 7/15/14(3)	8,950,000	8,971,131
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	4,775,000	5,124,430
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/14	800,000	807,186
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/14	800,000	813,848
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	2,897,649	2,961,430
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	4,578,627	4,674,096
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	6,900,000	7,162,987
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	2,355,275	2,337,388
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/14(3)	7,000,000	6,997,466
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	1,825,000	1,964,124
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	2,950,000	3,198,950
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	304,768	315,288
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/14	500,000	507,985
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	2,218,769	2,234,833
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/14	3,225,000	3,359,803

LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/14	1,775,000	1,874,268
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	3,000,000	2,956,987
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	8,309,872	8,391,167
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	7,034,504	7,253,801
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(3)	3,700,000	3,938,112
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 4.08%, 8/1/14(3)	2,300,000	2,418,051
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	8,753,482	8,778,102
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $109,402,000)		110,553,233
ASSET-BACKED SECURITIES(1) — 4.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(3)	4,675,000	4,836,096
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(3)	4,875,000	4,938,719
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	308,606	310,226
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	960,000	968,156
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 7/16/14	5,825,000	5,792,528
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 7/7/14(3)	6,850,000	6,857,877
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	2,505,428	2,505,704
CNH Equipment Trust 2014-B, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	8,000,000	8,000,648
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 7/15/14	5,525,000	5,534,180
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	3,150,000	3,150,861
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 7/15/14	9,500,000	9,502,247
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.70%, 7/10/14(3)	4,450,000	4,461,003
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 7/12/14(3)	12,400,000	12,410,627
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	2,222,858	2,253,696
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	7,125,000	7,132,584
John Deere Owner Trust, Series 2012 B, Class A3 SEQ, 0.53%, 7/15/16	5,288,138	5,290,542
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	9,900,000	9,903,648
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	4,950,000	4,961,712
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	4,060,000	4,129,107
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	950,000	964,250
TOTAL ASSET-BACKED SECURITIES (Cost $103,756,205)		103,904,411
MUNICIPAL SECURITIES — 1.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	595,000	689,617
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	360,000	495,824
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	790,000	1,070,814
California GO, (Building Bonds), 6.65%, 3/1/22	240,000	299,698
California GO, (Building Bonds), 7.55%, 4/1/39	700,000	1,045,135
California GO, (Building Bonds), 7.30%, 10/1/39	1,410,000	1,992,499
California GO, (Building Bonds), 7.60%, 11/1/40	345,000	524,490
Chicago GO, Series 2014 B, 6.31%, 1/1/44	1,000,000	1,110,440
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	3,043,000	3,060,163
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	925,000	1,007,612

Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	400,000	566,380
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	935,000	1,227,515
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	370,000	459,559
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	334,243
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	1,665,000	2,242,572
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	640,713
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	651,381
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	651,101
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	730,000	1,025,635
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	325,000	419,110
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	335,000	430,381
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	390,000	433,169
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	250,932
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	491,509
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	444,908
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,680,000	1,720,975
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	2,205,000	2,686,175
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	451,935
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	1,605,000	1,829,090
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	361,516
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	750,000	805,808
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	460,000	599,674
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	1,100,000	1,364,033
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	920,000	1,096,263
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	500,000	546,865
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	743,923
TOTAL MUNICIPAL SECURITIES (Cost $29,937,644)		33,771,657
TEMPORARY CASH INVESTMENTS — 8.0%
BNP Paribas Finance, Inc., 0.03%, 7/1/14(6)	114,731,000	114,730,679
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $18,473,888), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $18,102,130)		18,102,105
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $7,391,948), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $7,240,844)		7,240,842
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $14,773,003), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $14,481,696)		14,481,684

SSgA U.S. Government Money Market Fund, Class N	42,744,517	42,744,517
TOTAL TEMPORARY CASH INVESTMENTS (Cost $197,300,148)		197,299,827
TOTAL INVESTMENT SECURITIES — 117.0% (Cost $2,829,369,629)		2,878,684,339
OTHER ASSETS AND LIABILITIES(7) — (17.0)%		(417,587,595)
TOTAL NET ASSETS — 100.0%		$2,461,096,744

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	6,527,778	USD	6,000,438	Barclays Bank plc	9/4/14	127,048
AUD	3,050,000	USD	2,858,765	Barclays Bank plc	9/4/14	4,205
CAD	8,813,687	USD	8,050,000	Deutsche Bank	9/4/14	196,936
CAD	2,739,488	USD	2,550,000	Westpac Group	9/4/14	13,329
USD	3,783,556	CAD	4,136,653	Barclays Bank plc	9/4/14	(87,095)
USD	8,567,876	CHF	7,668,223	Barclays Bank plc	9/4/14	(83,840)
CLP	2,393,810,000	USD	4,300,000	Barclays Bank plc	9/4/14	(219)
CZK	72,589,932	USD	3,600,000	Barclays Bank plc	9/4/14	24,025
USD	3,646,084	CZK	73,462,097	Deutsche Bank	9/4/14	(21,484)
USD	12,965,789	EUR	9,540,578	Barclays Bank plc	9/4/14	(101,276)
USD	1,903,244	EUR	1,400,000	JPMorgan Chase Bank N.A.	9/4/14	(14,238)
USD	179,016	EUR	132,000	JPMorgan Chase Bank N.A.	9/4/14	(1,775)
USD	113,316,277	EUR	83,176,456	UBS AG	9/4/14	(604,717)
GBP	1,350,000	USD	2,268,101	UBS AG	9/4/14	41,112
USD	22,363,965	GBP	13,363,069	Deutsche Bank	9/4/14	(493,945)
USD	291,885	GBP	171,911	Deutsche Bank	9/4/14	(2,173)
USD	6,661,819	GBP	3,971,160	HSBC Holdings plc	9/4/14	(130,963)
USD	7,216,819	GBP	4,300,000	JPMorgan Chase Bank N.A.	9/4/14	(138,453)
USD	3,400,000	JPY	345,527,380	Barclays Bank plc	9/4/14	(12,327)
USD	6,132,388	JPY	629,440,599	Barclays Bank plc	9/4/14	(83,781)
USD	1,750,000	JPY	179,641,875	Westpac Group	9/4/14	(24,090)
KRW	14,673,544,750	USD	14,275,265	Westpac Group	9/4/14	191,597
USD	5,450,000	NOK	32,795,375	Deutsche Bank	9/4/14	116,206
USD	33,664,946	NOK	202,669,542	JPMorgan Chase Bank N.A.	9/4/14	703,057
NZD	5,610,151	USD	4,682,204	HSBC Holdings plc	9/4/14	200,664
USD	4,088,265	SEK	27,503,108	Barclays Bank plc	9/4/14	(25,234)
USD	19,593,059	SEK	131,045,037	Barclays Bank plc	9/4/14	(6,677)
USD	6,110,139	SEK	40,840,778	HSBC Holdings plc	9/4/14	1,792
USD	727,123	SEK	4,830,000	JPMorgan Chase Bank N.A.	9/4/14	4,725
SGD	6,212,527	USD	4,941,114	HSBC Holdings plc	9/4/14	41,352
USD	5,050,209	SGD	6,327,811	Westpac Group	9/4/14	(24,715)
TWD	95,792,000	USD	3,194,238	Westpac Group	9/4/14	18,950
USD	11,865,011	TWD	356,662,238	Westpac Group	9/4/14	(98,649)
						(270,653)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
789	U.S. Treasury 10-Year Notes	September 2014	98,760,609	528,334
164	U.S. Treasury Long Bonds	September 2014	22,498,750	172,600
164	U.S. Treasury Ultra Long Bonds	September 2014	24,589,750	177,542
			145,849,109	878,476

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America, N.A./CDX North America Investment Grade 15 Index	7,500,000	Sell*	1.00	12/20/15	16,153	101,304	117,457

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $160,942,778, which represented 6.5% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,606,042.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(8)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $1,758,400.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	719,864,610	—
Corporate Bonds	—	710,422,559	—
U.S. Treasury Securities	—	638,221,374	—
Sovereign Governments and Agencies	—	228,754,689	—
Collateralized Mortgage Obligations	—	135,891,979	—
Commercial Mortgage-Backed Securities	—	110,553,233	—
Asset-Backed Securities	—	103,904,411	—
Municipal Securities	—	33,771,657	—
Temporary Cash Investments	42,744,517	154,555,310	—
	42,744,517	2,835,939,822	—
Other Financial Instruments
Futures Contracts	878,476	—	—
Swap Agreements	—	101,304	—
Forward Foreign Currency Exchange Contracts	—	1,684,998	—
	878,476	1,786,302	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,955,651)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,830,727,937
Gross tax appreciation of investments	$54,389,156
Gross tax depreciation of investments	(6,432,754)
Net tax appreciation (depreciation) of investments	$47,956,402

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Premium Money Market Fund
June 30, 2014

Premium Money Market - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 37.3%
Barclays Bank PLC, 0.08%, 8/21/14(2)	7,000,000	6,997,719
BASF SE, 0.08%, 7/24/14(2)	10,000,000	9,999,489
Catholic Health Initiatives, 0.18%, 9/8/14	4,150,000	4,148,568
Catholic Health Initiatives, 0.17%, 10/7/14	10,000,000	9,995,372
Chariot Funding LLC, 0.22%, 10/1/14(2)	10,000,000	9,994,378
Chariot Funding LLC, 0.22%, 10/15/14(2)	15,000,000	14,990,283
Chariot Funding LLC, 0.21%, 12/4/14(2)	5,000,000	4,995,450
Charta LLC, 0.16%, 8/28/14(2)	20,000,000	19,994,844
Charta LLC, 0.16%, 9/8/14(2)	13,000,000	12,996,013
City & County of San Francicso, 0.19%, 10/30/14 (LOC: Royal Bank of Canada)	10,000,000	10,000,000
City of Austin, 0.13%, 8/12/14 (LOC: JPMorgan Chase Bank N.A.)	5,000,000	4,999,242
City of Chicago, 0.21%, 9/4/14 (LOC: Wells Fargo Bank N.A.)	5,917,000	5,914,757
Coca-Cola Co., 0.20%, 11/14/14(2)	8,000,000	7,993,956
County of Oakland-Alameda, 0.18%, 7/28/14 (LOC: Bank of New York Mellon)	4,050,000	4,050,000
CRC Funding LLC, 0.16%, 8/13/14(2)	4,800,000	4,799,083
CRC Funding LLC, 0.16%, 8/18/14(2)	14,000,000	13,997,013
Crown Point Capital Co. LLC, 0.18%, 7/11/14(2)	15,000,000	14,999,250
Crown Point Capital Co. LLC, 0.18%, 8/4/14(2)	12,000,000	11,997,960
Govco LLC, 0.16%, 7/15/14(2)	3,000,000	2,999,813
Govco LLC, 0.16%, 8/11/14(2)	25,000,000	24,995,445
Govco LLC, 0.16%, 9/15/14(2)	32,000,000	31,989,191
Jupiter Securitization Co. LLC, 0.14%, 7/1/14(2)	3,000,000	3,000,000
Jupiter Securitization Co. LLC, 0.21%, 11/6/14(2)	24,250,000	24,231,893
Kaiser Foundation Hospitals, 0.23%, 7/10/14	5,000,000	4,999,713
Lexington Parker Capital, 0.18%, 7/14/14(2)	5,000,000	4,999,675
Lexington Parker Capital, 0.18%, 8/4/14(2)	10,000,000	9,998,300
Liberty Street Funding LLC, 0.17%, 9/19/14 (LOC: Bank of Nova Scotia)(2)	12,000,000	11,995,467
Municipal Electricity Authority of Georgia, 0.15%, 7/28/14 (LOC: Wells Fargo Bank N.A.)	9,000,000	9,000,000
Nestle Capital Corp., 0.16%, 10/8/14 (LOC: Nestle S.A.)(2)	5,000,000	4,997,800
Old Line Funding LLC, 0.19%, 7/18/14 (LOC: Royal Bank of Canada)(2)	8,500,000	8,499,237
Old Line Funding LLC, 0.19%, 8/15/14 (LOC: Royal Bank of Canada)(2)	40,000,000	39,990,500
Providence Health & Services, 0.16%, 9/8/14	3,000,000	3,000,000
Providence Health & Services, 0.16%, 9/17/14	10,000,000	10,000,000
SSM Health Care Corp., 0.20%, 9/15/14	7,300,000	7,296,918
Thunder Bay Funding LLC, 0.18%, 8/8/14 (LOC: Royal Bank of Canada)(2)	5,000,000	4,999,050
Thunder Bay Funding LLC, 0.18%, 9/24/14 (LOC: Royal Bank of Canada)(2)	16,000,000	15,993,200
Thunder Bay Funding LLC, 0.19%, 9/25/14 (LOC: Royal Bank of Canada)(2)	20,000,000	19,990,922
Toyota Motor Credit Corp., 0.18%, 8/25/14	40,000,000	39,989,000
University of California, 0.16%, 7/7/14	7,000,000	6,999,813
University of California, 0.17%, 8/18/14	15,500,000	15,496,487
TOTAL COMMERCIAL PAPER		478,325,801

MUNICIPAL SECURITIES — 32.0%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.12%, 7/3/14 (LOC: FNMA)	1,885,000	1,885,000
Alabama Industrial Development Authority, (Simcala, Inc.), VRDN, 0.14%, 7/3/14 (LOC: JP Morgan Chase Bank N.A.)	1,975,000	1,975,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.09%, 7/3/14 (LOC: Comerica Bank)	1,955,000	1,955,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.09%, 7/3/14 (LOC: Comerica Bank)	2,060,000	2,060,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.09%, 7/3/14 (LOC: Comerica Bank)	2,660,000	2,660,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.13%, 7/2/14 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,450,000	1,450,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 7/1/14	3,900,000	3,900,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 7/1/14	2,100,000	2,100,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.07%, 7/2/14 (LOC: PNC Bank N.A.)	3,320,000	3,320,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.17%, 7/3/14 (LOC: FHLMC)	260,000	260,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.08%, 7/2/14 (LOC: Bayerische Landesbank)	18,500,000	18,500,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.04%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.14%, 7/2/14	2,000,000	2,000,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.08%, 7/2/14 (LOC: FNMA)	4,035,000	4,035,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.16%, 7/3/14 (LOC: Comerica Bank)	4,375,000	4,375,000
California Infrastructure & Economic Development Bank, (Bay Photo, Inc.), VRDN, 0.25%, 7/3/14 (LOC: Comerica Bank)	765,000	765,000
California Infrastructure & Economic Development Bank, (iWorks, Inc.), VRDN, 0.18%, 7/3/14 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.25%, 7/3/14 (LOC: Union Bank N.A.)	275,000	275,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.16%, 7/3/14 (LOC: Rabobank Nederland)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.10%, 7/2/14 (LOC: Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.20%, 7/3/14 (LOC: City National Bank and FHLB)	375,000	375,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.18%, 7/3/14 (LOC: Comerica Bank)	2,265,000	2,265,000
California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.07%, 7/3/14 (LOC: FNMA)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.18%, 7/3/14 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.08%, 7/1/14 (LOC: Wells Fargo Bank N.A.)	730,000	730,000
City & County of San Francisco Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.09%, 7/3/14 (LOC: Citibank N.A.)	3,975,000	3,975,000
City of Chicago Rev., (Uptown Preservation Apartments), VRDN, 0.08%, 7/3/14 (LOC: Bank of America N.A.)	1,960,000	1,960,000

City of Gary, (Chemcoaters LLC), VRDN, 0.25%, 7/3/14 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.12%, 7/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,560,000	1,560,000
City of Montebello, COP, VRDN, 0.23%, 7/2/14 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	5,115,000	5,115,000
City of New York GO, Series 1993 A-4, VRDN, 0.06%, 7/1/14 (LOC: Bayerische Landesbank)	3,500,000	3,500,000
City of New York GO, Series 1994 B, VRDN, 0.06%, 7/2/14 (LOC: Bayerische Landesbank)	1,700,000	1,700,000
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.20%, 7/2/14 (LOC: FHLB) (Acquired 12/15/11, Cost $1,790,000)(3)	1,790,000	1,790,000
City of Plymouth, (The Lake Apartments), VRDN, 0.10%, 7/3/14 (LOC: FHLMC)	5,715,000	5,715,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.20%, 7/3/14 (LOC: Rabobank N.A. and Cooperative Centrale)	4,610,000	4,610,000
City of Shawnee, (Simmons Co.), VRDN, 0.20%, 7/2/14 (LOC: Wells Fargo Bank N.A.) (Acquired 8/31/11, Cost $710,000)(3)	710,000	710,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.20%, 7/3/14 (LOC: Bank of America N.A.)	800,000	800,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.07%, 7/1/14 (LOC: Bank of America N.A.)	1,190,000	1,190,000
Collier County Industrial Development Authority Rev., (Allete, Inc.), VRDN, 0.10%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.15%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.20%, 7/3/14 (LOC: Colorado Business Bank and FHLB)	575,000	575,000
Connecticut Housing Finance Authority Rev., Series 2009 A1, VRDN, 0.04%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	4,175,000	4,175,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.04%, 7/1/14	12,600,000	12,600,000
County of Harris Rev., Series 2010 C, (Taxable Toll Road), 2.09%, 8/15/14	6,430,000	6,444,094
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.10%, 7/2/14 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Lake Rev., (Rosewood Apartment), VRDN, 0.11%, 7/3/14 (LOC: FHLMC)	3,000,000	3,000,000
County of Will, (BASF Corp.), VRDN, 0.22%, 7/2/14	1,700,000	1,700,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.13%, 7/3/14 (LOC: FNMA)	850,000	850,000
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.03%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.13%, 7/2/14 (LOC: East West Bank and FHLMC)(SBBPA: FHLB)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.20%, 7/3/14 (LOC: Bank of America N.A.)	2,030,000	2,030,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.05%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	10,495,000	10,495,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.10%, 7/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.15%, 7/3/14 (LOC: FHLB)	8,900,000	8,900,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.18%, 7/3/14 (LOC: FNMA)	695,000	695,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.05%, 7/1/14 (LOC: Bayerische Landesbank)	17,250,000	17,250,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.14%, 7/2/14 (LOC: Bayerische Landesbank)	8,800,000	8,800,000

Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.16%, 7/3/14 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	990,000	990,000
Maine State Housing Authority Mortgage Rev., Series 2005 G, VRDN, 0.06%, 7/3/14 (SBBPA: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maine State Housing Authority Mortgage Rev., Series 2006 D3, VRDN, 0.06%, 7/3/14 (LOC: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.20%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	1,220,000	1,220,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.11%, 7/2/14 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Meadow Springs Country Club Rev., VRDN, 0.14%, 7/3/14 (LOC: U.S. Bank N.A.)	925,000	925,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.20%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	1,520,000	1,520,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.14%, 7/3/14 (LOC: Trustmark National Bank and FHLB)	5,690,000	5,690,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.14%, 7/3/14 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.05%, 7/1/14 (LOC: Commerce Bank N.A)	2,400,000	2,400,000
Mobile Industrial Development Board Solid Waste Disposal, (Alabama Power-Barry Plant), VRDN, 0.05%, 7/1/14	3,000,000	3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.07%, 7/1/14 (LOC: Bank of America N.A.)	785,000	785,000
Moultrie-Colquitt Counties Development Authority, (Kenda Properties LP), VRDN, 0.16%, 7/3/14 (LOC: Branch Banking & Trust)	2,210,000	2,210,000
Nassau County Industrial Development Agency Rev., (Seaview Realty Association), VRDN, 0.50%, 7/3/14 (LOC: Citibank N.A.)	645,000	645,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.12%, 7/2/14 (LOC: JPMorgan Chase Bank N.A.)	5,555,000	5,555,000
Nevada Housing Division Rev., (Multi-Unit Housing), VRDN, 0.12%, 7/3/14 (LOC: Citibank N.A.)	1,065,000	1,065,000
Nevada Housing Division Rev., Series 1997 A, (Multi-Unit Housing), VRDN, 0.08%, 7/3/14 (LOC: U.S. Bank N.A. and FHLB)	1,400,000	1,400,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.09%, 7/2/14 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.12%, 7/2/14 (LOC: FHLMC)	2,650,000	2,650,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.05%, 7/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,495,000	1,495,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.06%, 7/1/14 (SBBPA: Landesbank Baden-Wurttemberg)	13,340,000	13,340,000
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.08%, 7/2/14 (LOC: FHLMC)	8,520,000	8,520,000
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.05%, 7/1/14 (LOC: Bank of America N.A.)	8,575,000	8,575,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.15%, 7/3/14 (LOC: Wells Fargo Bank N.A.) (Acquired 12/15/10, Cost $605,000)(3)	605,000	605,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.17%, 7/3/14 (LOC: PNC Bank N.A.)	865,000	865,000
Pennsylvania Economic Development Financing Authority Rev., Series 1994 C, (Delancey Corp.), VRDN, 0.17%, 7/3/14 (LOC: PNC Bank N.A.)	600,000	600,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A1, VRDN, 0.11%, 7/3/14 (LOC: PNC Bank N.A.)	800,000	800,000

Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.09%, 7/3/14 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.08%, 7/2/14	5,000,000	5,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.05%, 7/1/14	6,925,000	6,925,000
Putnam Hospital Center, (Multi-Mode), VRDN, 0.14%, 7/2/14 (LOC: JPMorgan Chase Bank N.A.) (Acquired 9/13/07, Cost $1,980,000)(3)	1,980,000	1,980,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.09%, 7/3/14 (LOC: FHLMC)	2,100,000	2,100,000
Riverside County Industrial Development Authority Rev., (Cryogenic), VRDN, 0.14%, 7/3/14 (LOC: Bank of America N.A.)	500,000	500,000
San Diego Unified School District GO, Series 2013 A, 0.34%, 7/1/14	10,000,000	10,000,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.09%, 7/3/14 (LOC: Citibank N.A.)	1,445,000	1,445,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.15%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	3,100,000	3,100,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.10%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	3,625,000	3,625,000
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.13%, 7/3/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
St. Paul Port Authority Rev., Series 2005-7, (Minnesota Public Radio Project), VRDN, 0.05%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	680,000	680,000
St. Paul's Episcopal Church Rev., VRDN, 0.15%, 7/2/14 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.07%, 7/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,690,000	4,690,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.07%, 7/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,300,000	4,300,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.10%, 7/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,990,000	2,990,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.19%, 7/2/14 (LOC: Cobank and Wells Fargo Bank N.A.)	725,000	725,000
Utah State Board of Regents Rev., Series 2014 A, VRDN, 0.10%, 7/3/14 (LOC: Royal Bank of Canada)	8,789,000	8,789,000
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.13%, 7/3/14 (LOC: U.S. Bank N.A.)	1,230,000	1,230,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron, Inc.), VRDN, 0.13%, 7/3/14 (LOC: U.S. Bank N.A.)	1,975,000	1,975,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.25%, 7/3/14 (LOC: U.S. Bank N.A.)	1,190,000	1,190,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.20%, 7/3/14 (LOC: U.S. Bank N.A.)	2,700,000	2,700,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.11%, 7/2/14 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.12%, 7/3/14 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Silver Creek), VRDN, 0.11%, 7/3/14 (LOC: East West Bank and FHLB)	12,240,000	12,240,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.13%, 7/2/14 (LOC: East West Bank and FHLB)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.13%, 7/3/14 (LOC: FNMA)	845,000	845,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Silver Creek), VRDN, 0.12%, 7/3/14 (LOC: East West Bank and FHLB)	2,375,000	2,375,000

Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.09%, 7/3/14 (LOC: East West Bank and FHLB)	12,200,000	12,200,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.12%, 7/3/14 (LOC: East West Bank and FHLB)	3,295,000	3,295,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.12%, 7/3/14 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Housing & Economic Development Authority Rev., Series 2004 A, VRDN, 0.05%, 7/2/14 (SBBPA: FHLB)	10,435,000	10,435,000
TOTAL MUNICIPAL SECURITIES		409,242,094
CORPORATE BONDS — 12.6%
2880 Stevens Creek LLC, VRDN, 0.19%, 7/2/14 (LOC: Bank of the West)	4,390,000	4,390,000
Berkshire Hathaway Finance Corp., 5.10%, 7/15/14	1,615,000	1,618,022
Chipmatic/Ottawa Property Group, VRDN, 0.30%, 7/3/14 (LOC: Comercia Bank)	2,145,000	2,145,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.14%, 7/3/14 (LOC: FHLB)	7,723,000	7,723,000
D & I Properties LLC, VRDN, 0.15%, 7/2/14 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.15%, 7/3/14 (LOC: FHLB)	4,400,000	4,400,000
EMF LLC, VRDN, 0.18%, 7/2/14 (LOC: Comercia Bank)	4,275,000	4,275,000
Fairfield North Texas Associates LP, VRDN, 0.15%, 7/3/14 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.14%, 7/7/14 (LOC: FHLB)	4,900,000	4,900,000
Flatley Hospitality LLC, VRDN, 0.15%, 7/3/14 (LOC: FHLB)	580,000	580,000
General Electric Capital Corp., 3.75%, 11/14/14	6,578,000	6,664,146
General Electric Capital Corp., MTN, 4.75%, 9/15/14	5,530,000	5,581,899
GFRE Holdings LLC, VRDN, 0.15%, 7/3/14 (LOC: FHLB)	1,420,000	1,420,000
Greenback San Juan Associates LP, VRDN, 0.13%, 7/3/14 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.13%, 7/3/14 (LOC: FHLB)	14,375,000	14,375,000
HHH Investment Co., VRDN, 0.19%, 7/2/14 (LOC: Bank of the West)	7,500,000	7,500,000
High Track LLC, VRDN, 0.15%, 7/2/14 (LOC: FHLB)	7,970,000	7,970,000
Labcon North America, VRDN, 0.22%, 7/1/14 (LOC: Bank of the West)	1,855,000	1,855,000
Lakeport Group LLC, VRDN, 0.18%, 7/2/14 (LOC: Union Bank N.A.)	3,860,000	3,860,000
Manse on Marsh LP, VRDN, 0.15%, 7/3/14 (LOC: FHLB)	10,740,000	10,740,000
Melair Associates LLC, VRDN, 0.37%, 7/3/14 (LOC: FHLB)	1,350,000	1,350,000
Ness Family Partners LP, VRDN, 0.22%, 7/2/14 (LOC: Bank of the West)	1,380,000	1,380,000
Norlan Partners LP, VRDN, 0.37%, 7/3/14 (LOC: FHLB)(2)	2,385,000	2,385,000
PepsiCo, Inc., 0.80%, 8/25/14	18,446,000	18,462,421
PepsiCo, Inc., 3.10%, 1/15/15	2,000,000	2,031,029
Portland Clinic LLP (The), VRDN, 0.12%, 7/9/14 (LOC: U.S. Bank N.A.)	10,805,000	10,805,000
Provence LLC, VRDN, 0.37%, 7/3/14 (LOC: FHLB)(2)	3,475,000	3,475,000
Relay Relay LLC, VRDN, 0.14%, 7/3/14 (LOC: FHLB)	7,520,000	7,520,000
RMD Note Issue LLC, VRDN, 0.15%, 7/2/14 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.12%, 7/3/14 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.12%, 7/3/14 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
TOTAL CORPORATE BONDS		161,070,517
CERTIFICATES OF DEPOSIT — 6.9%
Bank of Nova Scotia, 0.16%, 8/20/14	9,000,000	9,000,000
Bank of Nova Scotia, 0.17%, 9/15/14	20,000,000	20,000,000
Societe Generale SA VRN, 0.23%, 7/8/14 (LOC: Societe Generale)	10,000,000	10,000,000
Toronto-Dominion Bank (The), 0.14%, 7/31/14	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT		89,000,000

U.S. GOVERNMENT AGENCY SECURITIES — 6.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITY — 0.2%
Federal Farm Credit Bank, Series 1, VRN, 0.20%, 7/1/14	2,800,000	2,800,093
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 6.3%
Federal Home Loan Bank, 0.17%, 8/20/14	15,000,000	14,999,753
Federal Home Loan Bank, 0.17%, 9/12/14	10,000,000	9,999,651
Federal Home Loan Bank, 0.20%, 12/30/14	10,000,000	10,000,000
Federal Home Loan Bank, 0.25%, 1/16/15	5,785,000	5,786,812
Federal Home Loan Bank, 0.17%, 6/30/15	20,000,000	20,000,000
Federal Home Loan Bank, 0.20%, 7/17/15	10,000,000	10,000,000
Federal Home Loan Mortgage Corp, 0.11%, 7/15/14	5,000,000	4,999,786
Federal Home Loan Mortgage Corp, MTN, 0.11%, 7/31/14	5,000,000	4,999,542
		80,785,544
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		83,585,637
U.S. TREASURY SECURITIES — 2.5%
U.S. Treasury Notes, VRN, 0.09%, 7/8/14	7,500,000	7,497,109
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,011,306
U.S. Treasury Notes, 0.375%, 3/15/15	7,000,000	7,011,209
U.S. Treasury Notes, VRN, 0.11%, 4/30/16	7,500,000	7,500,835
TOTAL U.S. TREASURY SECURITIES		32,020,459
TEMPORARY CASH INVESTMENTS — 1.0%
SSgA U.S. Government Money Market Fund, Class N	12,241,581	12,241,581
TOTAL INVESTMENT SECURITIES — 98.8%		1,265,486,089
OTHER ASSETS AND LIABILITIES — 1.2%		15,383,638
TOTAL NET ASSETS — 100.0%		$1,280,869,727

Notes to Schedule of Investments
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $348,295,931, which represented 27.2% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,085,000, which represented 0.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	478,325,801	—
Municipal Securities	—	409,242,094	—
Corporate Bonds	—	161,070,517	—
Certificates of Deposit	—	89,000,000	—
U.S. Government Agency Securities	—	83,585,637	—
U.S. Treasury Securities	—	32,020,459	—
Temporary Cash Investments	12,241,581	—	—
	12,241,581	1,253,244,508	—

3. Federal Tax Information

As of June 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,265,486,089

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
June 30, 2014

Prime Money Market - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 40.2%
Barclays Bank PLC, 0.08%, 8/21/14(2)	43,000,000	42,985,989
BASF SE, 0.08%, 7/24/14(2)	19,000,000	18,999,029
Catholic Health Initiatives, 0.15%, 7/8/14	2,000,000	1,999,942
Catholic Health Initiatives, 0.18%, 9/8/14	5,000,000	4,998,275
Catholic Health Initiatives, 0.17%, 10/7/14	8,850,000	8,845,904
Chariot Funding LLC, 0.22%, 9/4/14(2)	25,000,000	24,990,070
Chariot Funding LLC, 0.22%, 10/1/14(2)	15,000,000	14,991,567
Chariot Funding LLC, 0.22%, 10/15/14(2)	10,000,000	9,993,522
Chariot Funding LLC, 0.21%, 12/2/14(2)	25,000,000	24,977,542
Chariot Funding LLC, 0.21%, 12/4/14(2)	10,000,000	9,990,900
Charta LLC, 0.02%, 8/28/14(2)	30,000,000	29,992,267
Charta LLC, 0.16%, 9/8/14(2)	37,000,000	36,988,653
City & County of San Francisco, 0.16%, 8/11/14	24,000,000	24,000,000
City & County of San Francisco, 0.17%, 9/16/14	16,000,000	16,000,000
Coca-Cola Co., 0.20%, 11/14/14(2)	42,000,000	41,968,267
County of Oakland-Alameda, 0.18%, 7/28/14 (LOC: Bank of New York Mellon)	23,000,000	23,000,000
CRC Funding LLC, 0.16%, 8/18/14(2)	15,000,000	14,996,800
CRC Funding LLC, 0.16%, 8/28/14(2)	50,000,000	49,987,111
Crown Point Capital Co. LLC, 0.18%, 7/11/14(2)	25,000,000	24,998,750
Crown Point Capital Co. LLC, 0.18%, 8/4/14(2)	23,000,000	22,996,090
Govco LLC, 0.16%, 7/15/14(2)	17,000,000	16,998,942
Govco LLC, 0.16%, 8/4/14(2)	15,000,000	14,997,733
Govco LLC, 0.16%, 9/15/14(2)	33,000,000	32,988,853
Govco LLC, 0.17%, 9/22/14(2)	24,000,000	23,990,593
Jupiter Securitization Co. LLC, 0.21%, 11/6/14(2)	25,000,000	24,981,333
Kaiser Foundation Hospitals, 0.23%, 7/10/14	26,500,000	26,498,476
Lexington Parker Capital, 0.18%, 7/11/14(2)	25,000,000	24,998,750
Lexington Parker Capital, 0.18%, 8/4/14(2)	35,000,000	34,994,050
Liberty Street Funding LLC, 0.17%, 9/8/14 (LOC: Bank of Nova Scotia)(2)	5,000,000	4,998,371
Liberty Street Funding LLC, 0.17%, 9/19/14 (LOC: Bank of Nova Scotia)(2)	18,000,000	17,993,200
Municipal Electricity Authority of Georgia, 0.15%, 7/28/14 (LOC: Wells Fargo Bank N.A.)	5,000,000	5,000,000
Nestle Capital Corp., 0.16%, 10/8/14 (LOC: Nestle S.A.)(2)	30,000,000	29,986,800
Old Line Funding LLC, 0.19%, 7/18/14 (LOC: Royal Bank of Canada)	16,500,000	16,498,520
Old Line Funding LLC, 0.19%, 8/15/14 (LOC: Royal Bank of Canada)	50,000,000	49,988,125
Providence Health & Services, 0.16%, 9/8/14	5,000,000	5,000,000
Providence Health & Services, 0.16%, 9/17/14	12,000,000	12,000,000
SSM Health Care Corp., 0.20%, 9/15/14	12,700,000	12,694,638
Thunder Bay Funding LLC, 0.18%, 8/8/14 (LOC: Royal Bank of Canada)(2)	20,000,000	19,996,200
Thunder Bay Funding LLC, 0.18%, 9/24/14 (LOC: Royal Bank of Canada)	24,000,000	23,989,800
Thunder Bay Funding LLC, 0.19%, 9/25/14 (LOC: Royal Bank of Canada)	30,000,000	29,986,383

University of California, 0.17%, 8/18/14	10,327,000	10,324,659
TOTAL COMMERCIAL PAPER		886,606,104
MUNICIPAL SECURITIES — 30.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.03%, 7/1/14 (LOC: Bank of America N.A.)	890,000	890,000
ABAG Finance Authority for Nonprofit Corps., Series 2001 B (Public Policy Institute), VRDN, 0.20%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority, (Autumn Press, Inc.), VRDN, 0.09%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	1,652,000	1,652,000
Alameda County Industrial Development Authority, (Segale Bros. Wood Products), VRDN, 0.14%, 7/3/14 (LOC: Bank of the West)	1,480,000	1,480,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 7/1/14	10,900,000	10,900,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 7/1/14	4,400,000	4,400,000
Burke County Development Authority Rev., (Georgia Power Company), VRDN, 0.05%, 7/1/14	6,700,000	6,700,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.14%, 7/2/14 (LOC: Bank of the West)	2,570,000	2,570,000
Catawba County Industrial Facilities & Pollution Control Financing Authority Rev., (Von Drehle Properties LLC), VRDN, 0.12%, 7/3/14 (LOC: Branch Banking & Trust)	1,920,000	1,920,000
City of Chicago Rev., (Lufthansa German), VRDN, 0.11%, 7/2/14 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chicago Rev., (Victoria Limited LLC Project), VRDN, 0.25%, 7/3/14 (LOC: Bank of America N.A.)	2,300,000	2,300,000
City of Indianapolis Rev., (Nora Pines Apartments), VRDN, 0.09%, 7/3/14 (LOC: FNMA)	9,275,000	9,275,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.12%, 7/2/14 (LOC: JPMorgan Chase Bank N.A.)	4,320,000	4,320,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.12%, 7/2/14 (LOC: JPMorgan Chase Bank N.A.)	4,245,000	4,245,000
City of Knox Rev., VRDN, 0.18%, 7/3/14 (LOC: Bank of America N.A.) (Acquired 3/3/14, Cost $11,300,000)(3)	11,300,000	11,300,000
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.11%, 7/3/14 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland (Pension Buildings), VRDN, 0.18%, 7/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	28,800,000	28,800,000
County of Broward Rev., Series 2007 B, VRDN, 0.11%, 7/2/14 (LOC: Citibank N.A.)	5,000,000	5,000,000
County of Carroll Rev., (Shelter System / DLH Obligated Group), VRDN, 0.12%, 7/3/14 (LOC: Branch Banking & Trust)	3,300,000	3,300,000
County of Cherokee Rev., (Oshkosh Truck Project), VRDN, 0.20%, 7/2/14 (LOC: Bank of America N.A.) (Acquired 7/26/13, Cost $3,000,000)(3)	3,000,000	3,000,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.04%, 7/1/14	19,700,000	19,700,000
Davidson County Industrial Facilities & Pollution Control Financing Authority Rev., (Childress Winery LLC), VRDN, 0.12%, 7/3/14 (LOC: Branch Banking & Trust)	3,000,000	3,000,000
Florida Housing Finance Corp. Rev., Series 2004 B, (Victoria Park Apartments), VRDN, 0.17%, 7/3/14 (LOC: FNMA)	2,330,000	2,330,000
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.03%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	3,800,000	3,800,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (Methodist Hospital System), VRDN, 0.03%, 7/1/14	5,500,000	5,500,000
Harrisonburg Redevelopment & Housing Authority Multi-Family, (Stoney Ridge/Dale Forest), VRDN, 0.11%, 7/3/14 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.10%, 7/1/14 (LOC: Union Bank N.A.)	7,302,000	7,302,000

Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.15%, 7/2/14 (LOC: Bank of the West)	2,080,000	2,080,000
Hesperia Public Financing Authority Rev., VRDN, 0.25%, 7/2/14 (LOC: Bank of the West)	5,155,000	5,155,000
Houston County Development Authority Rev., (Clean Control Corporation), VRDN, 0.12%, 7/3/14 (LOC: Branch Banking & Trust)	1,050,000	1,050,000
Indiana Finance Authority Rev., (New Holland Dairy Leasing), VRDN, 0.27%, 7/3/14 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Iowa Finance Authority Private College, (Central College), VRDN, 0.04%, 7/1/14 (LOC: Wells Fargo Bank N.A.)	1,050,000	1,050,000
JJB Properties LLC (Rental Property), VRDN, 0.13%, 7/3/14 (LOC: Arvest Bank and FHLB)	3,650,000	3,650,000
Johnson City Health & Educational Facilities Board Rev., (Mountain Street), VRDN, 0.12%, 7/2/14 (LOC: U.S. Bank N.A.)	11,075,000	11,075,000
Kentucky Higher Education Student Loan Corp. Rev., Series 2008 A1, VRDN, 0.09%, 7/2/14 (LOC: State Street Bank & Trust Co.)	22,000,000	22,000,000
Kentucky Housing Corp. Rev., Series 2006 T, (Taxable), VRDN, 0.12%, 7/2/14	8,455,000	8,455,000
King County Housing Authority, (Auburn Court Apartments), VRDN, 0.09%, 7/3/14 (LOC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.15%, 7/3/14 (LOC: FHLB)	10,825,000	10,825,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.05%, 7/1/14 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.14%, 7/2/14 (LOC: Bayerische Landesbank)	2,500,000	2,500,000
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC Project), VRDN, 0.04%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	15,365,000	15,365,000
Maine State Housing Authority Rev., Series 2004 B-3, VRDN, 0.06%, 7/3/14 (SBBPA: State Street Bank & Trust Co.)	5,000,000	5,000,000
Maine State Housing Authority Rev., Series 2005 D3, VRDN, 0.06%, 7/3/14 (SBBPA: State Street Bank & Trust Co.)	3,300,000	3,300,000
Maine State Housing Authority Rev., Series 2008 D, VRDN, 0.07%, 7/3/14 (SBBPA: Bank of New York Mellon)	20,000,000	20,000,000
Maryland Community Development Administration Rev., Series 2008 C, (Multi-Family Development), VRDN, 0.07%, 7/3/14 (LOC: FHLMC)	5,875,000	5,875,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.12%, 7/2/14 (LOC: TD Bank N.A.)	3,025,000	3,025,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.11%, 7/3/14 (LOC: PNC Bank N.A.)	2,000,000	2,000,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.14%, 7/3/14 (LOC: BancorpSouth Bank and FHLB)	4,055,000	4,055,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.14%, 7/3/14 (LOC: Trustmark National Bank and FHLB)	2,810,000	2,810,000
Mississippi Business Finance Corp. Rev., Series 2007 B, (Taxable Gulfport), VRDN, 0.16%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	2,195,000	2,195,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.05%, 7/1/14 (LOC: Commerce Bank N.A)	3,600,000	3,600,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.05%, 7/1/14 (LOC: Commerce Bank)	4,180,000	4,180,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.08%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	6,167,000	6,167,000
Montgomery County Industrial Development Authority Rev., Series 2007 B, (LaSalle College), VRDN, 0.17%, 7/3/14 (LOC: PNC Bank N.A.)	390,000	390,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.05%, 7/3/14 (LOC: East West Bank and FHLB)	40,000	40,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.03%, 7/1/14 (LOC: TD Bank N.A.)	8,450,000	8,450,000

New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.15%, 7/2/14 (LOC: Wells Fargo Bank N.A.)	8,310,000	8,310,000
New York City GO, Series 2012 G2, 1.00%, 4/1/15	1,350,000	1,357,058
New York City GO, Series G-4, VRDN, 0.03%, 7/1/14 (LOC: PNC Bank N.A.)	7,000,000	7,000,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.09%, 7/2/14 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.25%, 7/2/14 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2006 B, VRDN, 0.09%, 7/2/14 (LOC: FNMA)	1,830,000	1,830,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.05%, 7/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,410,000	2,410,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.06%, 7/1/14 (SBBPA: Landesbank Baden-Wurttemberg)	3,050,000	3,050,000
New York State Housing Finance Agency Rev., Series 2007 B, (316 Eleventh Avenue), VRDN, 0.09%, 7/2/14 (LOC: FNMA)	6,800,000	6,800,000
New York State Housing Finance Agency Rev., Series 2010 B, (8 East 102nd Street), VRDN, 0.08%, 7/2/14 (LOC: TD Bank N.A.)	8,010,000	8,010,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.08%, 7/2/14 (SBBPA: Branch Banking & Trust)	24,340,000	24,340,000
Northstar Student Loan Trust II Rev., (Adjustable Student Loan), VRDN, 0.11%, 7/3/14 (LOC: Royal Bank of Canada)	4,215,000	4,215,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.10%, 7/3/14 (LOC: FNMA)	5,395,000	5,395,000
Osceola County Housing Finance Authority Rev., Series 2002 B, (Regatta Bay Apartments), VRDN, 0.11%, 7/2/14 (LOC: FNMA)	1,100,000	1,100,000
Port Freeport, (BASF Corp.), VRDN, 0.22%, 7/2/14	6,600,000	6,600,000
Port Freeport, (Multi Mode-BASF Corp.), VRDN, 0.22%, 7/2/14	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County, (Flint Hills Resources), VRDN, 0.08%, 7/2/14 (GA: Flint Hills Resources LLC)	2,800,000	2,800,000
Port of Corpus Christi Authority of Nueces County, Series 2002 A, (Flint Hillls Resources), VRDN, 0.06%, 7/2/14 (GA: Flint Hills Resources LLC)	9,000,000	9,000,000
Putnam County Development Authority Rev., Series 1996, (Georgia Power Co.- Plant Branch), VRDN, 0.05%, 7/1/14	8,000,000	8,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.05%, 7/1/14	6,800,000	6,800,000
San Francisco City & County Redevelopment Agency Rev., Series 1999 D, VRDN, 0.09%, 7/2/14 (LOC: FNMA)	2,600,000	2,600,000
Scranton Redevelopment Authority Rev., VRDN, 0.17%, 7/3/14 (LOC: PNC Bank N.A.)	5,880,000	5,880,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.11%, 7/3/14 (LOC: PNC Bank N.A.)(Acquired 2/16/12, Cost $2,340,000)(3)	2,340,000	2,340,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.09%, 7/3/14 (LOC: JPMorgan Chase Bank N.A.)	9,975,000	9,975,000
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.04%, 7/1/14 (LOC: U.S. Bank N.A.)	33,370,000	33,370,000
South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.08%, 7/3/14	6,300,000	6,300,000
Southwestern Illinois Development Authority Rev., (Waste Management Inc.), VRDN, 0.10%, 7/3/14 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,700,000
State of Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.07%, 7/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	12,060,000	12,060,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.10%, 7/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,150,000	5,150,000
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.11%, 7/3/14 (SBBPA: JPMorgan Chase Bank N.A.)	5,800,000	5,800,000

University of Kansas Hospital Authority Rev., (Health System), VRDN, 0.04%, 7/1/14 (LOC: U.S. Bank N.A.)	5,660,000	5,660,000
University of Massachusetts Building Authority Rev., Series 1, VRDN, 0.09%, 7/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	14,470,000	14,470,000
Utah State Board of Regents Rev., Series 2014 A, VRDN, 0.10%, 7/3/14 (LOC: Royal Bank of Canada)	15,625,000	15,625,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.13%, 7/3/14 (LOC: FNMA)	700,000	700,000
Washington State Housing Finance Commission Rev., (Vintage Chehalis Senior Living), VRDN, 0.10%, 7/3/14 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission Rev., Series 1996 A, (Brittany Park LLC), VRDN, 0.10%, 7/3/14 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission Rev., Series 2004 A, (Vintage Burien Senior Living), VRDN, 0.10%, 7/3/14 (LOC: FNMA)	6,570,000	6,570,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Taxable Cedar Ridge), VRDN, 0.12%, 7/3/14 (LOC: East West Bank and FHLB)	2,795,000	2,795,000
Washington State Housing Finance Commission Rev., Series 2005 B, (The Lodge At Eagle Ridge), VRDN, 0.12%, 7/3/14 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
West Covina Public Financing Authority Rev., Series 1999, (Subordinate Lien), VRDN, 0.20%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	1,840,000	1,840,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.12%, 7/2/14 (LOC: TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev., (Edgewood College), VRDN, 0.04%, 7/1/14 (LOC: U.S. Bank N.A.)	2,845,000	2,845,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.05%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	7,155,000	7,155,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.05%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	2,175,000	2,175,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.05%, 7/1/14 (LOC: JPMorgan Chase Bank N.A.)	12,895,000	12,895,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.10%, 7/2/14 (SBBPA: Wells Fargo Bank N.A.)	4,155,000	4,155,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.10%, 7/2/14 (SBBPA: Wells Fargo Bank N.A.)	1,725,000	1,725,000
TOTAL MUNICIPAL SECURITIES		663,013,058
U.S. GOVERNMENT AGENCY SECURITIES — 10.7%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
Federal Farm Credit Bank, VRN, 0.28%, 8/26/14	1,000,000	1,000,605
Federal Home Loan Bank, VRN, 0.12%, 7/6/14	30,000,000	30,000,000
		31,000,605
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 9.3%
Federal Farm Credit Bank, 0.25%, 11/28/14	3,014,000	3,014,840
Federal Home Loan Bank, 0.17%, 8/20/14	35,000,000	34,999,425
Federal Home Loan Bank, 0.125%, 9/3/14	30,000,000	29,996,980
Federal Home Loan Bank, 0.17%, 9/12/14	20,000,000	19,999,301
Federal Home Loan Bank, 0.20%, 12/30/14	10,000,000	10,000,000
Federal Home Loan Bank, 0.25%, 1/16/15	10,000,000	10,003,132
Federal Home Loan Bank, 0.17%, 6/30/15	50,000,000	50,000,000
Federal Home Loan Bank, 0.20%, 7/17/15	20,000,000	20,000,000
Federal Home Loan Mortgage Corp, 0.11%, 7/15/14	17,775,000	17,774,240
Federal Home Loan Mortgage Corp, MTN, 0.11%, 7/31/14	8,549,000	8,548,216
		204,336,134
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		235,336,739

CERTIFICATES OF DEPOSIT — 9.3%
Bank of Montreal, 0.16%, 7/15/14	50,000,000	50,000,000
Bank of Montreal, 0.15%, 9/2/14	50,000,000	50,000,000
Bank of Nova Scotia, 0.18%, 8/29/14	50,000,000	50,000,000
Bank of Nova Scotia,, 0.16%, 8/20/14	36,000,000	36,000,000
Societe Generale SA, VRN, 0.23%, 7/8/14 (LOC: Societe Generale)	20,000,000	20,000,000
TOTAL CERTIFICATES OF DEPOSIT		206,000,000
CORPORATE BONDS — 7.6%
2880 Stevens Creek LLC, VRDN, 0.19%, 7/2/14 (LOC: Bank of the West)	6,560,000	6,560,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.14%, 7/3/14 (LOC: FHLB)	18,887,000	18,887,000
General Electric Capital Corp., 3.75%, 11/14/14	8,406,000	8,515,737
Herman & Kittle Capital LLC, VRDN, 0.24%, 7/3/14 (LOC: FHLB)	1,175,000	1,175,000
HHH Investment Co., VRDN, 0.19%, 7/2/14 (LOC: Bank of the West)	8,350,000	8,350,000
High Track LLC, VRDN, 0.15%, 7/3/14 (LOC: FHLB)	2,330,000	2,330,000
Labcon North America, VRDN, 0.22%, 7/1/14 (LOC: Bank of the West)	1,510,000	1,510,000
Ness Family Partners LP, VRDN, 0.22%, 7/2/14 (LOC: Bank of the West)	5,730,000	5,730,000
Northcreek Church, VRDN, 0.25%, 7/3/14 (LOC: FHLB)	9,355,000	9,355,000
PepsiCo, Inc., 0.80%, 8/25/14	17,355,000	17,370,493
PepsiCo, Inc., 3.10%, 1/15/15	3,000,000	3,046,543
Procter & Gamble Co. (The), 4.95%, 8/15/14	2,500,000	2,514,542
Providence Health & Services - Washington, VRDN, 0.12%, 7/10/14 (LOC: U.S. Bank N.A.)	5,950,000	5,950,000
RMD Note Issue LLC, VRDN, 0.15%, 7/2/14 (LOC: FHLB)	9,125,000	9,125,000
Saddleback Valley Community Church, VRDN, 0.11%, 7/3/14 (LOC: FHLB)	8,585,000	8,585,000
Salvation Army (The), VRDN, 0.12%, 7/3/14 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.12%, 7/3/14 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Sidal Realty Co. LP, VRDN, 0.35%, 7/3/14 (LOC: Wells Fargo Bank N.A.)	5,900,000	5,900,000
Toyota Motor Credit Corp., MTN, VRN, 0.31%, 8/22/14	15,000,000	15,002,675
Varenna Care Center LP, VRDN, 0.13%, 7/3/14 (LOC: FHLB)	8,765,000	8,765,000
Vineyard Creek LP, VRDN, 0.13%, 7/3/14 (LOC: FHLB)	7,200,000	7,200,000
Warren LLC (The), VRDN, 0.13%, 7/3/14 (LOC: FHLB)	6,000,000	6,000,000
TOTAL CORPORATE BONDS		167,371,990
U.S. TREASURY SECURITIES — 1.5%
U.S. Treasury Notes, 2.375%, 2/28/15	20,000,000	20,290,755
U.S. Treasury Notes, VRN, 0.09%, 1/31/16	12,500,000	12,495,181
TOTAL U.S. TREASURY SECURITIES		32,785,936
TEMPORARY CASH INVESTMENTS — 0.3%
SSgA U.S. Government Money Market Fund, Class N	6,172,314	6,172,314
TOTAL INVESTMENT SECURITIES — 99.7%		2,197,286,141
OTHER ASSETS AND LIABILITIES — 0.3%		6,865,250
TOTAL NET ASSETS — 100.0%		$2,204,151,391

Notes to Schedule of Investments
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $615,781,382, which represented 27.9% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $16,640,000, which represented 0.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	886,606,104	—
Municipal Securities	—	663,013,058	—
U.S. Government Agency Securities	—	235,336,739	—
Certificates of Deposit	—	206,000,000	—
Corporate Bonds	—	167,371,990	—
U.S. Treasury Securities	—	32,785,936	—
Temporary Cash Investments	6,172,314	—	—
	6,172,314	2,191,113,827	—

3. Federal Tax Information

As of June 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,197,286,141

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2014

Short Duration - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 56.2%
AEROSPACE AND DEFENSE — 0.4%
L-3 Communications Corp., 3.95%, 11/15/16	1,500,000	1,595,214
AUTOMOBILES — 2.1%
American Honda Finance Corp., 1.00%, 8/11/15(1)	1,000,000	1,004,927
American Honda Finance Corp., 1.125%, 10/7/16	1,000,000	1,006,352
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	756,250
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	1,009,038
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	2,000,000	2,036,058
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,025,694
General Motors Co., 3.50%, 10/2/18(1)	990,000	1,014,750
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	1,000,000	1,130,000
		8,983,069
BANKS — 6.5%
Bank of America Corp., 4.50%, 4/1/15	3,260,000	3,357,767
Bank of America Corp., 3.75%, 7/12/16	1,500,000	1,578,591
Bank of Nova Scotia, 1.85%, 1/12/15	1,000,000	1,008,675
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,087,437
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,137,780
Capital One Financial Corp, 3.15%, 7/15/16	1,500,000	1,565,967
Capital One Financial Corp., 2.125%, 7/15/14	1,300,000	1,300,896
Capital One Financial Corp., 1.00%, 11/6/15	1,000,000	1,003,023
Citigroup, Inc., 5.50%, 2/15/17	1,500,000	1,650,441
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	511,221
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,044,319
HSBC Bank plc, 3.10%, 5/24/16(1)	1,000,000	1,045,405
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	507,793
JPMorgan Chase & Co., 3.45%, 3/1/16	1,000,000	1,043,877
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	547,258
Royal Bank of Canada, MTN, 1.45%, 10/30/14	1,300,000	1,305,127
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,373,635
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,010,654
Wells Fargo & Co., 3.68%, 6/15/16	1,000,000	1,055,724
Wells Fargo Bank N.A., 5.00%, 8/15/15	1,500,000	1,570,344
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16	2,400,000	2,597,906
		27,303,840
BEVERAGES — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	2,000,000	2,009,436
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,003,037
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,007,145
		4,019,618
BIOTECHNOLOGY — 0.3%
Amgen, Inc., 1.875%, 11/15/14	1,250,000	1,257,129

BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	550,000	608,438
CAPITAL MARKETS — 0.1%
Mellon Funding Corp., 5.00%, 12/1/14	500,000	509,493
CHEMICALS — 1.1%
Ashland, Inc., 3.00%, 3/15/16	1,480,000	1,517,000
Eastman Chemical Co., 2.40%, 6/1/17	990,000	1,019,802
Ecolab, Inc., 2.375%, 12/8/14	1,000,000	1,008,733
Ecolab, Inc., 1.00%, 8/9/15	330,000	331,691
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	900,000	938,250
		4,815,476
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,035,082
COMMUNICATIONS EQUIPMENT — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	300,000	305,703
CONSUMER FINANCE — 2.1%
American Express Credit Corp., MTN, 1.75%, 6/12/15	2,000,000	2,025,766
CIT Group, Inc., 5.00%, 5/15/17	600,000	640,875
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,882,125
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18(1)	1,235,000	1,278,225
HSBC Finance Corp., 5.50%, 1/19/16	1,100,000	1,177,859
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,006,357
SLM Corp., MTN, 6.25%, 1/25/16	607,000	647,214
		8,658,421
CONTAINERS AND PACKAGING — 0.8%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	630,000	665,233
Ball Corp., 6.75%, 9/15/20	1,485,000	1,590,806
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	1,000,000	1,075,000
		3,331,039
DIVERSIFIED FINANCIAL SERVICES — 6.5%
Ally Financial, Inc., 8.30%, 2/12/15	620,000	647,125
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	1,013,750
Bank of America Corp., 5.75%, 8/15/16	1,500,000	1,637,307
BNP Paribas SA, MTN, 1.25%, 12/12/16	1,000,000	1,001,782
Citigroup, Inc., 4.875%, 5/7/15	500,000	517,811
Citigroup, Inc., 1.25%, 1/15/16	1,000,000	1,006,345
Citigroup, Inc., 3.95%, 6/15/16	2,000,000	2,110,992
Deutsche Bank AG, 1.40%, 2/13/17	2,000,000	2,011,174
General Electric Capital Corp., 1.00%, 12/11/15	2,000,000	2,014,444
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,066,435
General Electric Capital Corp., MTN, 5.625%, 5/1/18	3,000,000	3,440,118
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	2,700,000	3,078,975
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,000,000	1,013,750
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,564,165
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,020,782
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,278,366
UBS AG, MTN, 5.875%, 7/15/16	1,000,000	1,095,806
		27,519,127

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc., 2.50%, 8/15/15	1,000,000	1,021,951
AT&T, Inc., 0.80%, 12/1/15	1,000,000	1,002,904
AT&T, Inc., 2.95%, 5/15/16	1,000,000	1,039,738
British Telecommunications plc, 1.625%, 6/28/16	1,000,000	1,014,192
CenturyLink, Inc., 6.00%, 4/1/17	500,000	554,375
Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,039,023
Frontier Communications Corp., 8.25%, 4/15/17	1,250,000	1,457,812
Orange SA, 2.125%, 9/16/15	730,000	741,415
Telecom Italia Capital SA, 5.25%, 10/1/15	2,000,000	2,095,000
Telefonica Emisiones SAU, 3.73%, 4/27/15	500,000	512,318
Telefonica Emisiones SAU, 3.99%, 2/16/16	1,000,000	1,047,346
Verizon Communications, Inc., 1.25%, 11/3/14	1,000,000	1,003,096
Verizon Communications, Inc., 2.50%, 9/15/16	3,000,000	3,093,627
Windstream Corp., 7.875%, 11/1/17	590,000	682,188
		16,304,985
ELECTRIC UTILITIES — 0.2%
AES Corp. (The), 7.75%, 10/15/15	670,000	720,250
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	568,125
ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc, 3.25%, 3/15/16	1,000,000	1,041,113
Transocean, Inc., 5.05%, 12/15/16	800,000	869,483
		1,910,596
FOOD AND STAPLES RETAILING — 0.8%
CVS Caremark Corp., 1.20%, 12/5/16	500,000	503,309
Dollar General Corp., 4.125%, 7/15/17	200,000	214,205
Safeway, Inc., 3.40%, 12/1/16	1,000,000	1,052,835
Walgreen Co., 1.00%, 3/13/15	1,500,000	1,505,941
		3,276,290
FOOD PRODUCTS — 1.4%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,008,637
Kraft Foods Group, Inc., 1.625%, 6/4/15	2,000,000	2,020,974
Mondelez International, Inc., 4.125%, 2/9/16	1,865,000	1,961,827
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	821,816
		5,813,254
GAS UTILITIES — 2.3%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	1,035,000	1,112,625
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	836,207
Enterprise Products Operating LLC, 5.60%, 10/15/14	1,000,000	1,014,849
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	674,876
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,301,990
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,200,000	1,308,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 2/1/21	480,000	522,000
TransCanada PipeLines Ltd., 0.875%, 3/2/15	1,500,000	1,505,595
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,325,152
		9,601,294

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
Biomet, Inc., 6.50%, 8/1/20	855,000	925,538
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,008,281
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	840,000
		2,773,819
HEALTH CARE PROVIDERS AND SERVICES — 2.0%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	641,000	673,851
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	916,988
Express Scripts Holding Co., 2.75%, 11/21/14	750,000	757,097
Express Scripts Holding Co., 2.10%, 2/12/15	1,500,000	1,515,304
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,516,875
Healthsouth Corp., 8.125%, 2/15/20	815,000	877,144
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	690,525
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,004,398
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	324,438
		8,276,620
HOTELS, RESTAURANTS AND LEISURE — 0.3%
Carnival Corp., 1.20%, 2/5/16	650,000	654,068
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	650,000	711,750
		1,365,818
HOUSEHOLD DURABLES — 0.8%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,284,375
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,062,500
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	702,100
Whirlpool Corp., 1.35%, 3/1/17	500,000	500,579
		3,549,554
HOUSEHOLD PRODUCTS — 0.7%
Jarden Corp., 7.50%, 5/1/17	1,350,000	1,539,000
Spectrum Brands, Inc., 6.75%, 3/15/20	1,250,000	1,343,750
		2,882,750
INDUSTRIAL CONGLOMERATES — 0.3%
Bombardier, Inc., 7.50%, 3/15/18(1)	600,000	679,500
Schaeffler Finance BV, 7.75%, 2/15/17(1)	585,000	662,513
		1,342,013
INSURANCE — 1.1%
American International Group, Inc., 4.875%, 9/15/16	1,000,000	1,082,142
Berkshire Hathaway, Inc., 0.80%, 2/11/16	1,000,000	1,005,869
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	400,000	439,300
Hartford Financial Services Group, Inc., 5.375%, 3/15/17	410,000	453,348
International Lease Finance Corp., 4.875%, 4/1/15	600,000	616,125
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,011,323
		4,608,107
IT SERVICES — 0.6%
Computer Sciences Corp., 2.50%, 9/15/15	1,000,000	1,018,134
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,499,057
		2,517,191

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,200,000	1,247,024
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	601,183
		1,848,207
MACHINERY — 0.5%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,006,261
Oshkosh Corp., 8.50%, 3/1/20	1,000,000	1,085,000
		2,091,261
MEDIA — 1.9%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.50%, 3/1/16	1,295,000	1,351,790
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 2.40%, 3/15/17	1,000,000	1,030,378
Discovery Communications LLC, 3.70%, 6/1/15	500,000	514,864
DISH DBS Corp., 7.125%, 2/1/16	600,000	650,250
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,113,099
Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,284,751
Time Warner, Inc., 5.875%, 11/15/16	1,000,000	1,114,023
Univision Communications, Inc., 6.875%, 5/15/19(1)	850,000	909,500
		7,968,655
METALS AND MINING — 1.1%
ArcelorMittal, 4.25%, 2/25/15	1,100,000	1,120,625
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	1,390,000	1,439,519
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	1,009,499
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,005,887
		4,575,530
MULTI-UTILITIES — 2.5%
Calpine Corp., 7.875%, 7/31/20(1)	1,049,000	1,143,410
CMS Energy Corp., 4.25%, 9/30/15	1,060,000	1,104,462
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,018,642
Dominion Resources, Inc., 1.25%, 3/15/17	1,000,000	1,004,457
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	500,000	542,750
DPL, Inc., 6.50%, 10/15/16	1,000,000	1,082,500
GenOn Energy, Inc., 7.875%, 6/15/17	675,000	720,562
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	1,000,000	1,006,249
NextEra Energy Capital Holdings, Inc., 1.34%, 9/1/15	1,000,000	1,007,585
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	551,642
NRG Energy, Inc., 7.625%, 1/15/18	595,000	682,763
Sempra Energy, 6.50%, 6/1/16	750,000	829,004
		10,694,026
MULTILINE RETAIL — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	891,962
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 4.25%, 2/15/15	500,000	511,581
OIL, GAS AND CONSUMABLE FUELS — 4.2%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	785,000	575,013
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	875,000	938,437
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	443,218
Chevron Corp., 0.89%, 6/24/16	1,000,000	1,006,790

CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	1,000,000	1,002,591
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	1,003,109
Concho Resources, Inc., 7.00%, 1/15/21	1,000,000	1,102,500
EOG Resources, Inc., 2.95%, 6/1/15	400,000	409,292
Marathon Petroleum Corp., 3.50%, 3/1/16	985,000	1,028,974
Newfield Exploration Co., 6.875%, 2/1/20	1,000,000	1,065,000
Peabody Energy Corp., 7.375%, 11/1/16	590,000	651,213
Peabody Energy Corp., 6.00%, 11/15/18	585,000	612,788
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	1,003,050
Petrobras International Finance Co., 3.50%, 2/6/17	740,000	761,460
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/15	1,000,000	1,013,170
Phillips 66, 1.95%, 3/5/15	1,000,000	1,010,149
Plains Exploration & Production Co., 6.125%, 6/15/19	650,000	721,500
Range Resources Corp., 6.75%, 8/1/20	870,000	939,600
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	1,250,000	1,337,500
Total Capital International SA, 1.00%, 8/12/16	1,000,000	1,006,624
		17,631,978
PERSONAL PRODUCTS — 0.4%
Elizabeth Arden, Inc., 7.375%, 3/15/21	675,000	718,875
Procter & Gamble Co. (The), 4.85%, 12/15/15	1,000,000	1,063,589
		1,782,464
PHARMACEUTICALS — 1.8%
AbbVie, Inc., 1.75%, 11/6/17	1,000,000	1,004,792
Mylan, Inc., 1.80%, 6/24/16	1,000,000	1,014,575
Mylan, Inc., 1.35%, 11/29/16	690,000	691,493
Mylan, Inc., 7.875%, 7/15/20(1)	2,000,000	2,214,204
Perrigo Co. plc, 1.30%, 11/8/16(1)	1,500,000	1,498,494
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	1,006,612
		7,430,170
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
American Tower Corp., 4.625%, 4/1/15	600,000	618,089
Boston Properties LP, 5.00%, 6/1/15	900,000	936,082
HCP, Inc., 3.75%, 2/1/16	600,000	627,318
HCP, Inc., 6.00%, 1/30/17	900,000	1,007,971
Health Care REIT, Inc., 3.625%, 3/15/16	650,000	679,621
Hospitality Properties Trust, 5.625%, 3/15/17	1,000,000	1,094,988
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	861,273
Simon Property Group LP, 5.75%, 12/1/15	1,000,000	1,060,353
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,200,000	1,238,964
		8,124,659
ROAD AND RAIL — 0.4%
Norfolk Southern Corp., 5.26%, 9/17/14	121,000	122,193
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	1,000,000	1,000,449
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	637,537
		1,760,179
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.4%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	660,000	674,025

NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,007,500
		1,681,525
SOFTWARE — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	101,561
Intuit, Inc., 5.75%, 3/15/17	200,000	223,413
		324,974
SPECIALTY RETAIL — 1.1%
Hertz Corp. (The), 4.25%, 4/1/18	390,000	401,700
Hertz Corp. (The), 6.75%, 4/15/19	1,160,000	1,235,400
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,335,000	1,451,812
United Rentals North America, Inc., 5.75%, 7/15/18	1,380,000	1,466,250
		4,555,162
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.8%
Dell, Inc., 2.30%, 9/10/15	210,000	212,425
Dell, Inc., 3.10%, 4/1/16	445,000	456,125
Hewlett-Packard Co., 2.65%, 6/1/16	1,500,000	1,549,023
Seagate HDD Cayman, 6.875%, 5/1/20	1,000,000	1,083,750
		3,301,323
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	1,001,000	1,087,336
TOBACCO — 0.2%
Altria Group, Inc., 4.125%, 9/11/15	800,000	832,614
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,029,480
Sprint Communications, 6.00%, 12/1/16	1,500,000	1,636,875
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,582,500
		4,248,855
TOTAL CORPORATE BONDS (Cost $234,982,027)		236,794,776
U.S. TREASURY SECURITIES — 13.4%
U.S. Treasury Notes, 0.375%, 11/15/15(2)	4,400,000	4,410,226
U.S. Treasury Notes, 0.625%, 12/15/16	33,400,000	33,380,427
U.S. Treasury Notes, 0.75%, 3/15/17	8,500,000	8,499,337
U.S. Treasury Notes, 0.875%, 5/15/17	2,000,000	2,002,578
U.S. Treasury Notes, 0.75%, 10/31/17	8,000,000	7,921,872
TOTAL U.S. TREASURY SECURITIES (Cost $56,088,243)		56,214,440
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 12.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 8.4%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	574,448	595,539
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.84%, 7/1/14	865,901	871,785
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	111,015	114,056
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	342,053	359,362
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	623,155	581,885
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.63%, 7/1/14	351,065	354,420
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 7/1/14	1,103,548	1,113,871
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 7/1/14	1,070,230	1,075,804

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 7/1/14	179,229	179,048
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	104,776	108,156
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	406,013	430,004
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	306,542	326,897
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	10,442	10,298
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 7/1/14	36,743	36,859
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.14%, 7/1/14	708,759	701,141
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.64%, 7/1/14	426,639	428,238
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.59%, 7/1/14	326,733	327,591
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/14	1,165,175	1,178,617
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	135,803	137,116
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/14	963,578	928,162
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 7/1/14	706,189	723,334
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	200,909	212,226
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 7/1/14	1,122,934	1,112,044
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	1,024,000	1,014,645
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.47%, 7/1/14	544,991	547,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	269,960	289,013
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 7/1/14	276,046	282,125
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 7/1/14	651,624	669,928
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/14	1,104,816	1,129,260
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	375,185	365,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	70,102	71,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 7/1/14	627,761	642,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 7/1/14	1,002,331	1,017,507
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.61%, 7/1/14	596,914	613,910
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 7/1/14	952,750	967,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	325,475	345,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	696,147	690,894
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	85,028	83,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	895,387	909,319
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	835,694	848,698
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.53%, 7/1/14	1,247,991	1,227,984

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.61%, 7/1/14	471,804	463,083
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.61%, 7/1/14	471,804	463,083
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.61%, 7/1/14	442,132	433,958
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.70%, 7/1/14	457,836	431,855
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.62%, 7/1/14	279,398	264,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/14	211,805	197,233
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.67%, 7/1/14	698,791	659,191
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.45%, 7/1/14	1,020,693	1,030,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 7/1/14	913,815	917,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.63%, 7/1/14	652,407	627,834
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 7/1/14	1,315,076	1,290,028
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	225,054	225,306
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	594,039	594,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	415,395	427,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,064,369	1,092,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	231,671	240,851
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	420,385	424,495
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	606,523	630,118
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	71,798	74,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,052,283	1,025,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	195,709	206,931
		35,344,606
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	21,535	21,692
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	465,451	484,499
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	106,707	108,339
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	653,828	673,426
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	349,395	365,464
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,968,801	2,060,029
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	446,492	467,154
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,094,426	1,144,811
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,104,269	1,158,607
FNMA, Series 2006-60, Class KF, VRN, 0.45%, 7/25/14	1,788,056	1,788,167
FNMA, Series 2009-33, Class FB, VRN, 0.97%, 7/25/14	2,408,047	2,445,877
FNMA, Series 2009-87, Class HF, VRN, 1.00%, 7/25/14	977,197	990,675
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	359,227	363,336
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	470,974	485,362

FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	2,500,000	2,501,069
		15,058,507
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,581,700)		50,403,113
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.8%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/14	1,009,989	1,051,732
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/14	450,000	474,328
BBCMS Trust, Series 2013-TYSN, Class A2 SEQ, 3.76%, 9/5/32(1)	1,400,000	1,486,865
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 7/15/14(1)	1,675,000	1,678,955
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/14	1,075,000	1,084,657
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	787,250	804,578
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,411,704	1,441,140
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(1)	1,458,000	1,542,205
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(1)	2,717,625	2,696,986
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	121,907	126,115
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,140,429	1,148,686
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/14	700,000	729,260
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/14	600,000	633,555
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	2,195,403	2,216,880
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	2,069,551	2,134,069
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(1)	800,000	851,484
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 4.08%, 7/1/14(1)	940,000	969,440
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	3,276,953	3,286,161
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,507,474)		24,357,096
ASSET-BACKED SECURITIES(3) — 5.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	975,000	1,008,598
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class B, 3.65%, 11/20/14(1)	1,250,000	1,257,508
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	647,015	650,505
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	605,710	606,881
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 7/16/14	1,225,000	1,218,171
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 7/7/14(1)	1,350,000	1,351,552
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 7/15/14	1,100,000	1,101,828
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	172,754	173,616
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 SEQ, 0.72%, 4/20/18(1)	1,276,264	1,277,003
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	650,000	650,178
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 7/15/14	1,812,500	1,812,929
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.70%, 7/10/14(1)	1,000,000	1,002,472
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 0.90%, 7/12/14(1)	1,000,000	1,000,629
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.30%, 7/12/14(1)	1,000,000	1,000,691
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	396,939	402,446
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	1,275,000	1,276,357
Hyundai Auto Receivables Trust, Series 2014-A, Class C, 2.02%, 8/15/19	1,400,000	1,404,609

John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	1,950,000	1,950,719
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	975,000	977,307
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,056,380	1,066,319
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	821,667	835,653
TOTAL ASSET-BACKED SECURITIES (Cost $21,998,387)		22,025,971
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 4.7%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.7%
FHLMC, VRN, 1.76%, 7/15/14	409,776	415,832
FHLMC, VRN, 1.84%, 7/15/14	755,232	767,932
FHLMC, VRN, 1.97%, 7/15/14	549,148	562,022
FHLMC, VRN, 1.98%, 7/15/14	694,125	708,521
FHLMC, VRN, 2.08%, 7/15/14	1,264,162	1,275,436
FHLMC, VRN, 2.36%, 7/15/14	769,276	769,941
FHLMC, VRN, 2.375%, 7/15/14	1,246,498	1,331,586
FHLMC, VRN, 2.40%, 7/15/14	234,579	250,900
FHLMC, VRN, 2.45%, 7/15/14	126,455	134,877
FHLMC, VRN, 2.57%, 7/15/14	716,424	747,702
FHLMC, VRN, 2.66%, 7/15/14	1,003,018	1,038,982
FHLMC, VRN, 3.29%, 7/15/14	474,919	500,255
FHLMC, VRN, 3.54%, 7/15/14	658,238	697,456
FHLMC, VRN, 3.78%, 7/15/14	1,000,594	1,052,963
FHLMC, VRN, 4.05%, 7/15/14	317,457	335,663
FHLMC, VRN, 4.33%, 7/15/14	625,370	660,111
FHLMC, VRN, 5.12%, 7/15/14	523,913	561,530
FHLMC, VRN, 5.37%, 7/15/14	392,581	419,892
FHLMC, VRN, 6.12%, 7/15/14	181,212	193,918
FNMA, VRN, 1.90%, 7/25/14	800,475	852,701
FNMA, VRN, 1.92%, 7/25/14	790,153	833,419
FNMA, VRN, 1.94%, 7/25/14	793,002	847,933
FNMA, VRN, 1.94%, 7/25/14	1,030,022	1,088,186
FNMA, VRN, 2.31%, 7/25/14	115,583	123,389
FNMA, VRN, 2.34%, 7/25/14	13,731	14,615
FNMA, VRN, 3.02%, 7/25/14	1,155,438	1,196,487
FNMA, VRN, 3.34%, 7/25/14	963,801	1,000,699
FNMA, VRN, 3.36%, 7/25/14	241,385	259,343
FNMA, VRN, 3.56%, 7/25/14	401,293	427,819
FNMA, VRN, 5.30%, 7/25/14	434,190	467,393
		19,537,503
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
FHLMC, 5.50%, 12/1/36	6,399	7,140
FNMA, 5.00%, 7/1/20	43,995	47,506
FNMA, 5.50%, 7/1/36	7,677	8,585
		63,231
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,477,543)		19,600,734

MUNICIPAL SECURITIES — 1.7%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,930,000	1,353,065
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	365,000	161,611
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	370,000	163,825
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	1,870,000	827,961
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	1,875,000	829,931
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	2,025,000	1,836,472
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	715,000	649,620
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	1,010,000	915,969
Puerto Rico GO, Series 2008 A, (Public Improvement), 5.50%, 7/1/18	405,000	367,295
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	275,000	235,626
TOTAL MUNICIPAL SECURITIES (Cost $9,998,527)		7,341,375
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
BRAZIL — 0.1%
Brazilian Government International Bond, 6.00%, 1/17/17 (Cost $553,512)	500,000	557,250
TEMPORARY CASH INVESTMENTS — 1.2%
BNP Paribas Finance, Inc., 0.03%, 7/1/14(4)	5,117,000	5,116,986
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $2,702), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $2,647)		2,647
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $1,081), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $1,059)		1,059
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $2,160), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $2,118)		2,118
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,122,824)		5,122,810
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $422,310,237)		422,417,565
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,139,672)
TOTAL NET ASSETS — 100.0%		$421,277,893

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,268,701	USD	1,166,210	Barclays Bank plc	9/4/14	24,692
AUD	750,000	USD	702,975	Barclays Bank plc	9/4/14	1,034
USD	324,997	AUD	350,000	Barclays Bank plc	9/4/14	(3,540)
CAD	1,642,302	USD	1,500,000	Deutsche Bank	9/4/14	36,696
CAD	429,724	USD	400,000	Westpac Group	9/4/14	2,091
USD	694,256	CAD	759,047	Barclays Bank plc	9/4/14	(15,981)
USD	1,611,236	CHF	1,442,051	Barclays Bank plc	9/4/14	(15,767)
CLP	445,360,000	USD	800,000	Barclays Bank plc	9/4/14	(41)
CZK	16,131,096	USD	800,000	Barclays Bank plc	9/4/14	5,339
USD	746,255	CZK	15,035,711	Deutsche Bank	9/4/14	(4,397)
EUR	250,000	USD	339,865	JPMorgan Chase Bank N.A.	9/4/14	2,543
USD	2,997,135	EUR	2,199,958	UBS AG	9/4/14	(15,994)
GBP	1,549,872	USD	2,593,812	Deutsche Bank	9/4/14	57,289
USD	1,258,748	GBP	750,000	JPMorgan Chase Bank N.A.	9/4/14	(24,149)
JPY	45,554,265	USD	450,000	JPMorgan Chase Bank N.A.	9/4/14	(120)
USD	1,151,282	JPY	118,169,909	Barclays Bank plc	9/4/14	(15,729)
USD	850,000	JPY	86,381,845	Barclays Bank plc	9/4/14	(3,082)
KRW	2,905,977,354	USD	2,827,101	Westpac Group	9/4/14	37,944
NOK	9,915,655	USD	1,647,065	JPMorgan Chase Bank N.A.	9/4/14	(34,397)
USD	850,000	NOK	5,114,875	Deutsche Bank	9/4/14	18,124
NZD	1,002,772	USD	836,909	HSBC Holdings plc	9/4/14	35,867
SEK	4,357,972	USD	651,578	Barclays Bank plc	9/4/14	222
USD	698,477	SEK	4,698,885	Barclays Bank plc	9/4/14	(4,311)
SGD	1,254,627	USD	997,864	HSBC Holdings plc	9/4/14	8,351
USD	1,047,716	SGD	1,312,767	Westpac Group	9/4/14	(5,127)
USD	1,551,013	TWD	46,623,450	Westpac Group	9/4/14	(12,896)
						74,661

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
495	U.S. Treasury 2-Year Notes	September 2014	108,698,907	14,497

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
375	U.S. Treasury 5-Year Notes	September 2014	44,797,852	(39,063)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $47,336,477, which represented 11.2% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $360,837.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	236,794,776	—
U.S. Treasury Securities	—	56,214,440	—
Collateralized Mortgage Obligations	—	50,403,113	—
Commercial Mortgage-Backed Securities	—	24,357,096	—
Asset-Backed Securities	—	22,025,971	—
U.S. Government Agency Mortgage-Backed Securities	—	19,600,734	—
Municipal Securities	—	7,341,375	—
Sovereign Governments and Agencies	—	557,250	—
Temporary Cash Investments	—	5,122,810	—
	—	422,417,565	—
Other Financial Instruments
Futures Contracts	14,497	—	—
Forward Foreign Currency Exchange Contracts	—	230,192	—
	14,497	230,192	—

Liabilities
Other Financial Instruments
Futures Contracts	(39,063)	—	—
Forward Foreign Currency Exchange Contracts	—	(155,531)	—
	(39,063)	(155,531)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$422,318,568
Gross tax appreciation of investments	$3,768,205
Gross tax depreciation of investments	(3,669,208)
Net tax appreciation (depreciation) of investments	$98,997

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2014

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)		Value ($)
U.S. TREASURY SECURITIES — 73.1%
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16		47,778,000	50,394,610
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)		148,507,511	152,469,691
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		75,519,335	81,985,678
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		67,384,246	73,743,634
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		76,299,587	78,949,243
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17		38,818,033	43,468,627
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18		163,783,529	169,208,858
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18		38,478,650	42,054,471
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		92,366,330	104,049,193
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19		136,586,250	140,635,759
TOTAL U.S. TREASURY SECURITIES (Cost $929,067,095)			936,959,764
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.0%
GERMANY — 8.0%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	49,603,680	71,542,933
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	22,061,750	31,238,931
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $100,156,856)			102,781,864
CORPORATE BONDS — 7.2%
AEROSPACE AND DEFENSE†
L-3 Communications Corp., 5.20%, 10/15/19		$200,000	225,226
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.125%, 10/10/18		475,000	482,963
Daimler Finance North America LLC, 1.30%, 7/31/15(2)		750,000	756,251
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		930,000	984,133
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		300,000	333,993
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(2)		390,000	400,587
			2,957,927
BANKS — 0.3%
Bank of America Corp., 6.50%, 8/1/16		390,000	432,451
Bank of America Corp., 2.00%, 1/11/18		600,000	604,317
Capital One Financial Corp., 2.125%, 7/15/14		650,000	650,448
Citigroup, Inc., 5.50%, 2/15/17		650,000	715,191
Citigroup, Inc., 2.50%, 9/26/18		250,000	254,398
Royal Bank of Canada, MTN, 1.45%, 10/30/14		700,000	702,761
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16		500,000	541,230
			3,900,796
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 1.875%, 11/15/14		750,000	754,277
BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16		750,000	829,688

CHEMICALS — 0.1%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	208,500
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	451,612
		660,112
CONSUMER FINANCE — 0.2%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,602,188
HSBC Finance Corp., 5.50%, 1/19/16	300,000	321,234
		1,923,422
CONTAINERS AND PACKAGING — 0.4%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)	1,390,000	1,467,736
Ball Corp., 6.75%, 9/15/20	2,610,000	2,795,962
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	437,000	469,775
		4,733,473
DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp., 2.25%, 11/9/15	950,000	971,875
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500,000	506,875
Union Bank N.A., 2.625%, 9/26/18	390,000	401,328
		1,880,078
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc., 5.50%, 2/1/18	500,000	566,917
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	534,434
Virgin Media Finance plc, 8.375%, 10/15/19	585,000	620,100
Windstream Corp., 7.875%, 11/1/17	1,100,000	1,271,875
		2,993,326
ELECTRIC UTILITIES†
AES Corp. (The), 7.75%, 10/15/15	283,000	304,225
AES Corp. (The), 8.00%, 10/15/17	4,000	4,670
		308,895
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	534,038
FOOD AND STAPLES RETAILING — 0.2%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,242,391
Walgreen Co., 1.00%, 3/13/15	750,000	752,971
		1,995,362
FOOD PRODUCTS†
Big Heart Pet Brands, 7.625%, 2/15/19	588,000	613,490
GAS UTILITIES — 0.2%
El Paso Corp., 7.25%, 6/1/18	200,000	228,750
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	439,000
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	321,161
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,120,000	1,220,800
TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	451,678
		2,661,389
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Biomet, Inc., 6.50%, 8/1/20	1,515,000	1,639,988

HEALTH CARE PROVIDERS AND SERVICES — 0.5%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,520,000	1,597,900
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,624,837
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	666,000	671,411
Express Scripts Holding Co., 3.50%, 11/15/16	230,000	244,329
HCA, Inc., 7.69%, 6/15/25	100,000	113,250
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,525,838
		5,777,565
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Carnival Corp., 1.20%, 2/5/16	350,000	352,190
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	350,000	383,250
		735,440
HOUSEHOLD DURABLES — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,524,687
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,528,100
		3,052,787
HOUSEHOLD PRODUCTS — 0.1%
Spectrum Brands, Inc., 6.75%, 3/15/20	980,000	1,053,500
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(2)	1,220,000	1,256,600
INSURANCE — 0.1%
American International Group, Inc., 4.125%, 2/15/24	20,000	21,082
American International Group, Inc., MTN, 5.85%, 1/16/18	475,000	542,634
International Lease Finance Corp., 4.875%, 4/1/15	930,000	954,994
Lincoln National Corp., 6.25%, 2/15/20	120,000	142,634
XLIT Ltd., 2.30%, 12/15/18	100,000	99,546
		1,760,890
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	978,761
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	280,000	290,972
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	400,000	400,789
		691,761
MEDIA — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	972,900
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	408,641
Discovery Communications LLC, 3.70%, 6/1/15	500,000	514,865
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,170,450
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,085,000	1,138,707
Univision Communications, Inc., 6.875%, 5/15/19(2)	1,030,000	1,102,100
		5,307,663
METALS AND MINING — 0.2%
ArcelorMittal, 4.25%, 2/25/15	900,000	916,875
Barrick Gold Corp., 2.90%, 5/30/16	470,000	485,289
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(2)	755,000	781,897
Rio Tinto Finance USA plc, 1.375%, 6/17/16	230,000	232,580
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	550,000	553,238
		2,969,879

MULTI-UTILITIES — 0.5%
CMS Energy Corp., 4.25%, 9/30/15	160,000	166,711
CMS Energy Corp., 8.75%, 6/15/19	615,000	793,568
Dominion Gas Holdings LLC, 1.05%, 11/1/16(2)	480,000	478,421
DPL, Inc., 6.50%, 10/15/16	1,310,000	1,418,075
GenOn Energy, Inc., 7.875%, 6/15/17	1,525,000	1,627,938
NRG Energy, Inc., 7.625%, 1/15/18	1,140,000	1,308,150
Sempra Energy, 6.50%, 6/1/16	130,000	143,694
		5,936,557
MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	286,543
OIL, GAS AND CONSUMABLE FUELS — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	630,000	461,475
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	421,057
Arch Coal, Inc., 7.25%, 10/1/20	250,000	188,125
BP Capital Markets plc, 0.70%, 11/6/15	230,000	230,728
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,575,000
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	915,875
Marathon Petroleum Corp., 3.50%, 3/1/16	200,000	208,929
Newfield Exploration Co., 6.875%, 2/1/20	500,000	532,500
Peabody Energy Corp., 7.375%, 11/1/16	1,450,000	1,600,438
Peabody Energy Corp., 6.50%, 9/15/20	835,000	845,438
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	287,250
SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	270,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	1,000,000	1,070,000
		8,606,815
PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,490,000	1,586,850
PHARMACEUTICALS — 0.2%
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(2)	1,155,000	1,240,181
Mylan, Inc., 1.35%, 11/29/16	300,000	300,649
Perrigo Co. plc, 1.30%, 11/8/16(2)	500,000	499,498
		2,040,328
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	600,000	618,089
Boston Properties LP, 5.00%, 6/1/15	280,000	291,225
HCP, Inc., 3.75%, 2/1/16	600,000	627,318
HCP, Inc., 6.00%, 1/30/17	75,000	83,998
Health Care REIT, Inc., 3.625%, 3/15/16	350,000	365,950
Hospitality Properties Trust, 5.625%, 3/15/17	500,000	547,494
Simon Property Group LP, 5.75%, 12/1/15	400,000	424,141
		2,958,215
ROAD AND RAIL — 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(2)	800,000	800,359
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(2)	210,000	215,940
		1,016,299

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(2)	1,455,000	1,485,919
SPECIALTY RETAIL — 0.4%
Hertz Corp. (The), 6.75%, 4/15/19	1,525,000	1,624,125
Home Depot, Inc. (The), 2.25%, 9/10/18	230,000	235,566
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,694,925
United Rentals North America, Inc., 5.75%, 7/15/18	1,395,000	1,482,188
		5,036,804
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	550,000	556,353
Dell, Inc., 3.10%, 4/1/16	1,485,000	1,522,125
Hewlett-Packard Co., 2.65%, 6/1/16	600,000	619,609
		2,698,087
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	423,638
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,197,000
Polymer Group, Inc., 7.75%, 2/1/19	1,017,000	1,085,647
		2,706,285
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Sprint Communications, 6.00%, 12/1/16	2,600,000	2,837,250
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,774,650
		5,611,900
TOTAL CORPORATE BONDS (Cost $90,353,592)		92,166,935
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 5.7%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	185,293	195,106
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	166,523	171,084
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	1,282,699	1,347,608
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	899,763	840,174
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.63%, 7/1/14	1,140,960	1,151,866
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 7/1/14	3,047,632	3,076,143
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 7/1/14	1,189,144	1,195,338
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 7/1/14	1,362,141	1,360,766
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,421,044	1,505,013
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.14%, 7/1/14	1,181,265	1,168,569
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	2,171,663	2,255,804
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/14	1,389,871	1,405,904
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	171,540	173,199
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/14	2,363,443	2,276,575
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 7/1/14	1,704,477	1,735,134
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	305,542	322,753
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 7/1/14	449,173	444,818
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.47%, 7/1/14	1,135,398	1,140,591
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.62%, 7/1/14	288,729	293,221
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/14(2)	1,773,268	1,844,061

Thornburg Mortgage Securities Trust 2004-3, Series 2004-3, Class A, VRN, 0.89%, 7/25/14	1,268,244	1,237,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/14	604,196	617,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	2,069,837	2,138,455
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	198,623	203,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 7/1/14	3,170,194	3,242,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 7/1/14	2,004,663	2,035,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.61%, 7/1/14	1,025,947	1,055,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 7/1/14	1,487,012	1,509,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,807,547	1,919,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	3,077,533	3,054,311
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,543,784	1,615,157
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	2,982,581	3,028,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,149,076	1,198,910
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.62%, 7/1/14	2,427,045	2,300,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/14	670,010	623,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 7/1/14	2,436,840	2,447,725
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	450,107	450,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	933,489	934,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	2,793,809	2,875,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	638,621	655,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	417,007	433,532
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	2,982,333	3,011,492
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	970,438	1,008,189
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	3,441,209	3,543,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	151,358	157,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	3,382,874	3,296,686
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 7/1/14	475,141	480,225
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,223,182	1,293,321
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/14(2)	3,000,000	3,081,563
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,941,487)		73,354,038

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.8%
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 7/15/14(2)	4,775,000	4,786,274
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,690,217	1,727,420
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	3,251,000	3,374,909
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(2)	5,093,735	5,055,051
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/14	350,000	355,589
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,267,144	1,276,318
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/14	407,000	424,012
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/14	825,000	871,138
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	2,939,300	2,968,055
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 4.08%, 7/1/14(2)	2,200,000	2,268,902
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,876,446)		23,107,668
ASSET-BACKED SECURITIES(3) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,500,000	2,529,321
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 7/16/14	3,200,000	3,182,161
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	1,750,000	1,750,479
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.30%, 7/12/14(2)	2,390,000	2,391,653
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	1,170,970	1,187,215
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	3,725,000	3,728,965
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	2,199,167	2,236,600
TOTAL ASSET-BACKED SECURITIES (Cost $16,961,499)		17,006,394
MUNICIPAL SECURITIES — 1.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,120,000	2,187,338
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	605,000	267,876
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/20	1,380,000	611,161
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/20	2,000,000	885,740
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	600,000	265,662
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	3,015,000	1,334,921
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/19	1,260,000	557,953
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	2,985,000	1,321,251
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	3,360,000	3,047,184
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	1,160,000	1,053,930
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	3,405,000	3,087,994
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	665,000	603,089
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	1,025,000	878,240
TOTAL MUNICIPAL SECURITIES (Cost $21,770,204)		16,102,339
TEMPORARY CASH INVESTMENTS — 1.3%
BNP Paribas Finance, Inc., 0.03%, 7/1/14(4)	8,212,000	8,211,993
SSgA U.S. Government Money Market Fund, Class N	8,176,214	8,176,214
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,388,207)		16,388,207
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,269,515,386)		1,277,867,209
OTHER ASSETS AND LIABILITIES — 0.3%		3,578,264
TOTAL NET ASSETS — 100.0%		$1,281,445,473

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,386,952	USD	3,113,340	Barclays Bank plc	9/4/14	65,919
AUD	1,800,000	USD	1,687,140	Barclays Bank plc	9/4/14	2,482
CAD	4,817,419	USD	4,400,000	Deutsche Bank	9/4/14	107,642
CAD	1,289,171	USD	1,200,000	Westpac Group	9/4/14	6,273
USD	2,065,843	CAD	2,258,636	Barclays Bank plc	9/4/14	(47,554)
USD	4,578,824	CHF	4,098,034	Barclays Bank plc	9/4/14	(44,805)
CLP	1,280,410,000	USD	2,300,000	Barclays Bank plc	9/4/14	(117)
CZK	38,311,353	USD	1,900,000	Barclays Bank plc	9/4/14	12,680
USD	1,940,827	CZK	39,104,208	Deutsche Bank	9/4/14	(11,436)
EUR	43,701,636	USD	59,418,099	Barclays Bank plc	9/4/14	436,985
USD	169,435,696	EUR	124,369,253	UBS AG	9/4/14	(904,200)
GBP	4,585,672	USD	7,674,420	Deutsche Bank	9/4/14	169,502
USD	3,524,493	GBP	2,100,000	JPMorgan Chase Bank N.A.	9/4/14	(67,617)
JPY	101,231,700	USD	1,000,000	JPMorgan Chase Bank N.A.	9/4/14	(266)
USD	4,162,364	JPY	427,233,395	Barclays Bank plc	9/4/14	(56,867)
USD	1,800,000	JPY	182,926,260	Barclays Bank plc	9/4/14	(6,526)
KRW	7,911,659,155	USD	7,696,915	Westpac Group	9/4/14	103,305
NOK	27,680,574	USD	4,597,953	JPMorgan Chase Bank N.A.	9/4/14	(96,023)
USD	2,300,000	NOK	13,840,250	Deutsche Bank	9/4/14	49,041
NZD	3,081,240	USD	2,571,588	HSBC Holdings plc	9/4/14	110,210
SEK	11,705,379	USD	1,750,117	Barclays Bank plc	9/4/14	597
USD	1,789,692	SEK	12,039,849	Barclays Bank plc	9/4/14	(11,047)
SGD	3,263,047	USD	2,595,254	HSBC Holdings plc	9/4/14	21,720
USD	2,684,538	SGD	3,363,672	Westpac Group	9/4/14	(13,138)
USD	4,599,276	TWD	138,254,249	Westpac Group	9/4/14	(38,240)
						(211,480)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
153	U.S. Treasury 10-Year Notes	September 2014	19,151,297	(5,126)
180	U.S. Treasury Long Bonds	September 2014	24,693,750	189,439
			43,845,047	184,313

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(207,917)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(167,574)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	1,660
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	5/17/18	(93,029)
Barclays Bank plc	8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(38,236)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(25,431)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(74,161)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(52,103)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22	5/20/18	(72,126)
Morgan Stanley Capital Services LLC	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	10/9/15	(136,074)
						(864,991)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,813,934.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $45,712,720, which represented 3.6% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	936,959,764	—
Sovereign Governments and Agencies	—	102,781,864	—
Corporate Bonds	—	92,166,935	—
Collateralized Mortgage Obligations	—	73,354,038	—
Commercial Mortgage-Backed Securities	—	23,107,668	—
Asset-Backed Securities	—	17,006,394	—
Municipal Securities	—	16,102,339	—
Temporary Cash Investments	8,176,214	8,211,993	—
	8,176,214	1,269,690,995	—
Other Financial Instruments
Futures Contracts	189,439	—	—
Swap Agreements	—	1,660	—
Forward Foreign Currency Exchange Contracts	—	1,086,356	—
	189,439	1,088,016	—

Liabilities
Other Financial Instruments
Futures Contracts	(5,126)	—	—
Swap Agreements	—	(866,651)	—
Forward Foreign Currency Exchange Contracts	—	(1,297,836)	—
	(5,126)	(2,164,487)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,269,658,018
Gross tax appreciation of investments	$14,682,999
Gross tax depreciation of investments	(6,473,808)
Net tax appreciation (depreciation) of investments	$8,209,191

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 26, 2014